As filed with the Securities and Exchange Commission on September 26, 2014.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  103
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  104

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

James G. Whetzel, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
_X__ on (October 1, 2014) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_ __ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
_ __ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index Page 555

Part A

Prospectuses for

Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund,
Growth and Tax Strategy Fund,  Emerging Markets Fund Institutional Shares, Emerging Markets Fund Advisor Shares, International Fund Shares, International Fund Institutional Shares, International Fund Advisor Shares,
Precious Metals and Minerals Fund Shares, Precious Metals and Minerals Fund Institutional Shares, Precious Metals and Minerals Fund Advisor Shares, World Growth Fund Shares, World Growth Fund Advisor Shares,
Government Securities Fund Shares, Government Securities Fund Advisor Shares, Treasury Money Market Trust, and Managed Allocation Fund

Filed herein

Part A

Prospectus for the
Cornerstone Conservative Fund, Cornerstone Moderately
Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately
Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund

Filed herein

[USAA EAGLE LOGO (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA CORNERSTONE FUNDS
    USAA Cornerstone Conservative Fund (USCCX)
USAA Cornerstone Moderately Conservative Fund (UCMCX)
USAA Cornerstone Moderate Fund (USBSX)
USAA Cornerstone Moderately Aggressive (USCRX)
USAA Cornerstone Aggressive Fund (UCAGX)
USAA Cornerstone Equity Fund (UCEQX)
   OCTOBER 1, 2014

The Securities and Exchange Commission has not approved or disapproved of the Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summaries
USAA Cornerstone Conservative Fund
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	4
Investment Adviser	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	6
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	7
USAA Cornerstone Moderately Conservative Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	12
Investment Adviser	14
Portfolio Manager(s)	14
Purchase and Sale of Shares	15
Tax Information	15
Payments to Broker-Dealers and
Other Financial Intermediaries	15
USAA Cornerstone Moderate Fund
Investment Objective	16
Fees and Expenses	16
Principal Investment Strategy	17
Principal Risks	17
Performance	20
Investment Adviser	22
Portfolio Manager(s)	22
Purchase and Sale of Shares	23

Tax Information	23
Payments to Broker-Dealers and
Other Financial Intermediaries	23
USAA Cornerstone Moderately Aggressive Fund
Investment Objective	24
Fees and Expenses	24
Principal Investment Strategy	25
Principal Risks	25
Performance	28
Investment Adviser	30
Subadviser(s)	30
Portfolio Manager(s)	30
Purchase and Sale of Shares	31
Tax Information	31
Payments to Broker-Dealers and
Other Financial Intermediaries	31
USAA Cornerstone Aggressive Fund
Investment Objective	32
Fees and Expenses	32
Principal Investment Strategy	33
Principal Risks	33
Performance	36
Investment Adviser	38
Portfolio Manager(s)	38
Purchase and Sale of Shares	39
Tax Information	39
Payments to Broker-Dealers and
Other Financial Intermediaries	39
USAA Cornerstone Equity Fund
Investment Objective	40
Fees and Expenses	40
Principal Investment Strategy	41
Principal Risks	41
Performance	43
Investment Adviser	44
Portfolio Manager(s)	44
Purchase and Sale of Shares	45
Tax Information	45

Payments to Broker-Dealers and
Other Financial Intermediaries	45
Fund Prospectus
Investment Objective	46
Principal Investment Strategy	46
Risks	55
Portfolio Holdings	65
Fund Management	65
Subadviser	70
Portfolio Manager(s)	71
Description of Underlying USAA Funds	73
Purchases	76
Redemptions	78
Exchanges	79
Other Important Information About
Purchases and Redemptions	80
Shareholder Information	85
Financial Highlights	91

INVESTMENT OBJECTIVE

The USAA Cornerstone Conservative Fund (the Fund) seeks current income. The Fund also considers the potential for capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.57%
Total Annual Operating Expenses	0.77%
Reimbursement From Adviser	(0.10)%(a)
Total Annual Operating Expenses After Reimbursement	0.67%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses

1 | USAA Cornerstone Funds

remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

1 Year	3 Years	5 Years	10 Years
$10	$179	$362	$891

Portfolio Turnover
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target

Prospectus | 2

allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The risks of the Fund are the same risks applicable to the underlying USAA Funds in which the Fund invests. The risks will apply proportionally according to the allocation to each applicable underlying USAA Fund. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results) as well as tactical allocation risk.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. A company’s stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is the risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter

3 | USAA Cornerstone Funds

maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance for one full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 4|

RISK/RETURN BAR CHART
Annual Return for Period Ended December 31
*Fund began operations on June 8, 2012.

[bar chart]

2013*
3.47%

SIX-MONTH YTD TOTAL RETURN
4.38% (6/30/14)
BEST QUARTER**	WORST QUARTER**
1.89% 1st Qtr. 2013	-1.79% 2nd Qtr. 2013
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

5 | USAA Cornerstone Funds

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Inception Date
	1 Year	6/8/12
Cornerstone Conservative Fund
Return Before Taxes	3.47%	5.94%
Return After Taxes on Distributions	2.12%	4.76%
Return After Taxes on Distributions
and Sale of Fund Shares	2.03%	4.10%
Indexes
MSCI All-Country World Index (reflects no
deduction for fees, expenses, or taxes)	22.80%	24.28%
Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees,
expenses, or taxes)	-2.02%	0.02%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Head of Global Multi-Assets, has co-managed the Fund since its inception in June 2012.

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment
•	Minimum subsequent investment: $50

Prospectus | 6

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderately Conservative Fund (the Fund) seeks current income with a secondary focus on capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.09%
Total Annual Operating Expenses	1.17%
Reimbursement From Adviser	(0.18)%(a)
Total Annual Operating Expenses After Reimbursement	0.99%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

Prospectus | 8

1 Year	3 Years	5 Years	10 Years
$92	$345	$618	$1,396

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole deter-

9 | USAA Cornerstone Funds

mination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds in which it invests will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would

Prospectus | 10

be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.
Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts (REITS) will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REITs manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

11 | USAA Cornerstone Funds

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance for one full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 12

RISK/RETURN BAR CHART
Annual Return for Period Ended December 31
*Fund began operations on June 8, 2012.

[bar chart]

2013*
7.47%

SIX-MONTH YTD TOTAL RETURN
5.35% (6/30/14)
BEST QUARTER**	WORST QUARTER**
3.66% 4th Qtr. 2013	-1.48% 2nd Qtr. 2013
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

13 | USAA Cornerstone Funds

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Inception Date
	1 Year	6/8/12
Cornerstone Moderately Conservative Fund
Return Before Taxes	7.47%	10.54%
Return After Taxes on Distributions	5.98%	9.26%
Return After Taxes on Distributions
and Sale of Fund Shares	4.30%	7.62%
Indexes
MSCI All-Country World Index (reflects no
deduction for fees, expenses, or taxes)	22.80%	24.28%
Barclays U.S. Aggregate Bond Index (reflects
no deduction for fees, expenses, or taxes)	-2.02%	0.02%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since inception in June 2012.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

Prospectus | 14

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment

•	Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderate Fund (the Fund) seeks high total return.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.72%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.11%
Total Annual Operating Expenses	1.33%
Reimbursement From Adviser	(0.22)%(a)
Total Annual Operating Expenses After Reimbursement	1.11%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods

Prospectus | 16

shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

1 Year	3 Years	5 Years	10 Years
$102	$389	$697	$1,573

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in equity securities, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund’s volatility over time and enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long

17 | USAA Cornerstone Funds

periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds in which it invests will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

Prospectus | 18

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments the more this leverage will magnify any losses on those investments.
Liquidity risk is the risk that a Fund’s investment generally cannot expect to be sold or dispose of securities in the within seven days or less in the ordinary course of business at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts (REITs) will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct

19 | USAA Cornerstone Funds

ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REITs manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 20

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
8.06%	4.35%	7.37%	3.70%	-32.46%	36.03%	13.51%	-1.25%	11.86%	10.22%

SIX-MONTH YTD TOTAL RETURN
5.71% (6/30/14)
BEST QUARTER*	WORST QUARTER*
22.93% 2nd Qtr. 2009	-19.27% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

21 | USAA Cornerstone Funds

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Cornerstone Moderate Fund
Return Before Taxes	10.22%	13.46%	4.77%
Return After Taxes on Distributions	9.10%	12.36%	3.53%
Return After Taxes on Distributions
and Sale of Fund Shares	5.89%	10.42%	3.44%
Indexes
Russell 3000® Index (reflects no
deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees,
expenses, or taxes)	-2.02%	4.44%	4.55%
Lipper Balanced Funds Index
(reflects no deduction for taxes)	16.39%	12.62%	6.19%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since July 2009.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since January 2004.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since June 2012.

Prospectus | 22

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment

•	Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Moderately Aggressive Fund (the Fund) seeks capital appreciation with a secondary focus on current income.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.08%
Total Annual Operating Expenses	1.26%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$128	$400	$692	$1,523

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may

Prospectus | 24

indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in equity securities, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

PRINCIPAL RISKS
Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities

25 | USAA Cornerstone Funds

tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds in which it invests will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

Prospectus | 26

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.
Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts (REITs) will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REITs manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund

27 | USAA Cornerstone Funds

may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 28

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
11.51%	5.53%	13.81%	6.03%	-34.47%	34.66%	13.64%	-3.83%	12.03%	10.85%

SIX-MONTH YTD TOTAL RETURN
6.26% (6/30/14)
BEST QUARTER*	WORST QUARTER*
22.12% 2nd Qtr. 2009	-18.55% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

29 | USAA Cornerstone Funds

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Cornerstone Moderately Aggressive Fund
Return Before Taxes	10.85%	12.82%	5.45%
Return After Taxes on Distributions	9.92%	12.01%	4.22%
Return After Taxes on Distributions
and Sale of Fund Shares	6.33%	10.09%	4.23%
Indexes
S&P 500® Index (reflects no
deduction for fees, expenses, or taxes)	32.39%	17.93%	7.40%
Lipper Index*
(reflects no deduction for taxes)	13.34%	11.51%	5.74%

* Source: Lipper, a Thomson Reuters Company. The Lipper Index tracks the performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return, and which have at least 25% of their portfolio invested in securities traded outside of the United States.

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Quantitative Management Associates LLC (QMA)

PORTFOLIO MANAGER(S)

AMCO

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since July 2009.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since January 2004.

Prospectus | 30

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since October 2008.

QMA

Jacob Pozharny, Ph.D., is a Managing Director of QMA. He joined the Fund in August 2010.

John Van Belle, Ph.D., is a Managing Director of QMA. He joined the Fund in October 2007.

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment

•	Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

31| USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Aggressive Fund (the Fund) seeks capital appreciation over the long term. The Fund also considers the potential for current income.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.18%
Total Annual Operating Expenses	1.65%
Reimbursement From Adviser	(0.37)%(a)
Total Annual Operating Expenses After Reimbursement	1.28%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods

Prospectus | 32

shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

1 Year	3 Years	5 Years	10 Years
$112	$467	$845	$1,908

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

33| USAA Cornerstone Funds

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager(s) will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds in which it invests will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own manage-

Prospectus | 34

ment and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.
Liquidity risk is the risk that the Fund’s investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the Fund’s investment in real estate investment trusts (REITs) will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REITs manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled

35| USAA Cornerstone Funds

investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance for one full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 36

RISK/RETURN BAR CHART
Annual Return for Period Ended December 31
*Fund began operations on June 8, 2012.

[bar chart]

2013*
13.00%

SIX-MONTH YTD TOTAL RETURN
5.42% (6/30/14)
BEST QUARTER**	WORST QUARTER**
5.83% 4th Qtr. 2013	-1.96% 2nd Qtr. 2013
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

37| USAA Cornerstone Funds

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Inception Date
	1 Year	6/8/12
Cornerstone Aggressive Fund
Return Before Taxes	13.00%	15.36%
Return After Taxes on Distributions	12.34%	14.32%
Return After Taxes on Distributions
and Sale of Fund Shares	7.47%	11.47%
Indexes
MSCI All-Country World Index (reflects no
deduction for fees, expenses, or taxes)	22.80%	24.20%
Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees,
expenses, or taxes)	-2.02%	0.02%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since inception in June 2012.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012.

Prospectus | 38

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment

•	Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39 | USAA Cornerstone Funds

INVESTMENT OBJECTIVE

The USAA Cornerstone Equity Fund (the Fund) seeks capital appreciation over the long term.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.91%
Total Annual Operating Expenses	1.24%
Reimbursement From Adviser	(0.23)%(a)
Total Annual Operating Expenses After Reimbursement	1.01%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund, (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses), do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods

Prospectus | 40

shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

1 Year	3 Years	5 Years	10 Years
$10	$280	$571	$1,399
Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. This is often referred to as a fund-of-funds investment strategy. The target asset class allocation can deviate from time to time from these targets as market conditions warrant. This 80% policy may be changed upon at least 60 days' written notice to shareholders.
PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

41 | USAA Cornerstone Funds

The risks of the Fund are the same risks applicable to the underlying USAA Funds in which the Fund invests. The risks will apply proportionally according to the allocation to each applicable underlying USAA Fund. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results) as well as tactical allocation risk.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. A company’s stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus | 42

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance for one full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART
Annual Return for Period Ended December 31
*Fund began operations on June 8, 2012.

[bar chart]

2013*
17.66%

SIX-MONTH YTD TOTAL RETURN
6.03% (6/30/14)
BEST QUARTER**	WORST QUARTER**
7.86% 3rd Qtr. 2013	-2.24% 2nd Qtr. 2013
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

43 | USAA Cornerstone Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Inception Date
	1 Year	6/8/12
Cornerstone Equity Fund
Return Before Taxes	17.66%	19.00%
Return After Taxes on Distributions	17.10%	18.50%
Return After Taxes on Distributions
and Sale of Fund Shares	10.29%	14.62%
Index
MSCI All-Country World Index (reflects
no deduction for fees, expenses, or taxes)	22.80%	24.28%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation, and has co-managed the Fund since its inception in June 2012.

Prospectus | 44

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

•	Minimum initial purchase: $1,000 or $500 with a $50 monthly systematic investment

•	Minimum subsequent investment: $50

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45 | USAA Cornerstone Funds

USAA Asset Management Company (AMCO) manages these Funds. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

Each Cornerstone Fund has its own investment objective as described below. The Funds’ Board of Trustees (the Board) may change a Fund’s investment objective without shareholder approval.

Cornerstone Fund	Objective
Conservative Fund	seeks current income. The Fund also considers the potential for capital appreciation.
Moderately Conservative Fund	seeks current income with a secondary focus on capital appreciation.
Moderate Fund	seeks high total return.
Moderately Aggressive Fund	seeks capital appreciation with a secondary focus on current income.
Aggressive Fund	seeks capital appreciation over the long term. The Fund also considers the potential for current income.
Equity Fund	seeks capital appreciation over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Cornerstone Funds are six different mutual funds that offer distinct choices for different investment styles and life stages. Because each investor's risk tolerance, investment goals, time horizon, and financial circumstances are different, the Cornerstone Funds offer alternative strategies to attain your goals.

The following explains the primary investment strategy and policies that each Fund uses to pursue its investment objective. With respect to the target allocation for each Fund, the Board may revise the target allocations without prior written notice to shareholders and the actual allocations can deviate from

Prospectus | 46

the amounts shown below by up to 20% for each asset class with respect to each Fund as market conditions warrant.

Cornerstone Conservative Fund
The Fund's principal investment strategy is to invest its assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities. See Description of Underlying USAA Funds for more information on the underlying USAA Funds.

Cornerstone Moderately Conservative Fund
The Fund's principal investment strategy is to invest its assets in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Moderate Fund
The Fund’s principal investment strategy is to invest its assets in equity securities, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund’s volatility over time and enhance the Fund’s return and diversification.

Cornerstone Moderately Aggressive Fund
The Fund’s principal investment strategy is to invest its assets in equity securities, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities

47 | USAA Cornerstone Funds

and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Aggressive Fund
The Fund's principal investment strategy is to its assets in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund’s return and diversification.

Cornerstone Equity Fund
The Fund's principal investment strategy is to normally invest at least 80% of its assets in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. This is often referred to as a fund-of-funds investment strategy. The target asset class allocation can deviate from time to time from these targets as market conditions warrant. This 80% policy may be changed upon at least 60 days' written notice to shareholders. See Description of Underlying USAA Funds for more information on the underlying USAA Funds.

WHY ARE EQUITY SECURITIES AND BONDS MIXED IN THE SAME FUND?

From time to time, the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, a Fund, with a mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

Each Fund's investment mix was selected to provide investors with a diversified investment in a single mutual fund. Equity securities provide the potential for

Prospectus | 46

long-term capital growth while bonds provide the potential for current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

WHAT TYPES OF EQUITY SECURITIES ARE INCLUDED IN EACH FUND’S PORTFOLIO?

Each Fund may invest in domestic and international (including emerging markets) equity securities within all asset classes (small-, mid-, and large-cap), which primarily include common stocks, preferred stocks, convertible securities, and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets, or have no organized markets.

Each Fund, excluding the Cornerstone Conservative and Cornerstone Equity Funds, may invest in ETFs, including domestic, international, and emerging markets ETFs, which are, with a few exceptions, open-end investment companies that trade on exchanges throughout the day. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. In addition, ETFs also may focus on specific equity styles, which include, but are not limited to, large-cap growth, large-cap value, small-cap growth, and small-cap value. Because ETFs trade like stocks, they offer trading flexibility desired by both individuals and institutions. The value of the underlying securities held by the ETF is a major factor in determining an ETF’s price. The price of an ETF is also determined by supply and demand. Thus, ETFs do not necessarily trade at their net asset values (NAVs). A Fund will value any ETF in its portfolio at its last sale or closing market price, which typically approximates its NAV although there may be times when the market price and NAV vary to a greater extent.

The Funds may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

In addition, each Fund, excluding the Cornerstone Conservative and Cornerstone Equity Funds, is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies, or securities) including futures contracts, options contracts and swaps, in seeking its investment objective, including to manage its exposure to changes in securities prices and foreign currencies, in an effort to enhance income, and to protect the value of portfolio securities. Each Fund, excluding the Cornerstone Conservative and Cornerstone Equity Funds, also may use derivatives in circumstances where the managers believe they offer an economical means of

49 | USAA Cornerstone Funds

gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

WHAT ROLE DO INTERNATIONAL EQUITY SECURITIES PLAY IN A FUND’S PORTFOLIO?

From time to time, the U.S. and international stock markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in another market. In addition, international equity markets may provide attractive returns not otherwise available in the U.S. markets. Up to 60% of a Fund's target equity allocation may be invested in the securities of foreign corporations.

WHAT ROLE DO GLOBAL REAL ESTATE EQUITY SECURITIES PLAY IN A FUND’S PORTFOLIO?

We believe that diversified investments linked to real estate are a good hedge during an inflationary environment. Such investments will include domestic and/or foreign common stocks of REITs, companies that operate as real estate corporations or that have a significant portion of their assets in real estate, mutual funds, or ETFs that invest in REITs or real estate securities. We will evaluate the nature of a company’s real estate holdings to determine whether a Fund’s investment in the company’s common stock will be included. In addition, we also may invest in preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of REITs and real estate companies. A Fund will not acquire any direct ownership of real estate.

WHAT ROLE DO PRECIOUS METALS AND MINERALS SECURITIES PLAY IN A FUND’S PORTFOLIO?

Equity securities of companies involved in precious metals and minerals may be selected for their potential to increase in value during inflationary periods and periods of U.S. dollar weakness. Additionally, equity securities of precious metals and minerals companies may be selected for their ability to stabilize a portfolio’s rate of return during periods when U.S. stock prices generally are declining. Historical tendencies show that prices of precious metals and minerals securities generally increase when prices of U.S. stocks decrease.

Prospectus | 50

HOW WILL A FUND GAIN EXPOSURE TO COMMODITIES, NATURAL RESOURCES, AND CURRENCIES WITHOUT INVESTING DIRECTLY IN THESE TYPES OF ASSETS?

A Fund may gain exposure to these types of assets by investing in structured investment products such as ETFs, exchange-traded notes (ETNs), other investment companies, and futures contracts that may invest directly in these assets. In addition to the risks of these assets individually, a Fund will be exposed to the same risks of the assets’ holdings in these structured investment products as the products themselves in direct proportion to the allocation of the Fund’s assets among those holdings. A Fund also will be exposed to the risks inherent in these structured investment products that are not necessarily associated with the underlying asset holdings.

WHAT OTHER EQUITY-RELATED STRATEGIES MAY A FUND UTILIZE?

In an attempt to reduce a Fund’s volatility over time, a Fund may implement an index option-based strategy by selling index call or corresponding ETF options and buying index put or corresponding ETF options or put spread options.

As the seller of an index call or corresponding ETF option, a Fund receives cash (the premium) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) on a certain date in the future (the expiration date). If the purchaser does not exercise the option, a Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price, and the market value of the index determine the gain or loss realized by a Fund as the seller of the index call option. A Fund also may repurchase the call or corresponding ETF option prior to the expiration date, ending its obligation. In this case, the cost of repurchasing the option will determine the gain or loss realized by the Fund.

As the buyer of an index put or corresponding ETF option, a Fund attempts to reduce losses on its stock portfolio from a significant market decline over a short period of time. The value of an index put or corresponding ETF option generally increases as stock prices decrease.

ARE THERE ANY RISKS TO BUYING AND SELLING INDEX OPTIONS?

Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset

50 | USAA Cornerstone Funds

could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

Selling index call options can reduce the risk of owning a stock portfolio, because declines in the value of the stock portfolio would be offset to the extent of the up-front cash (premium) received at the time of selling the call option. However, if the value of the index on which the option is based appreciates to a price higher than the option’s exercise price, it can be expected that the purchaser will exercise the option and a Fund will be obligated to pay the purchaser the difference between the exercise price and the appreciated value of the index. Therefore, selling index call options also can limit a Fund’s opportunity to profit from an increase in the market value of the stock portfolio.

Purchasing index put options can reduce the risk of declines in the value of a stock portfolio, because a put option gives its purchaser, in return for a premium, the right to receive the difference between the exercise price of the option and any decline in the value of the index below the exercise price. However, a Fund risks losing all or part of the cash paid for purchasing index put options if the value of the index does not decline below its exercise price. At times, a Fund may not own any put options, resulting in increased exposure to a market decline. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of a Fund’s option strategies.

WHAT ARE THE KEY CHARACTERISTICS OF “ALTERNATIVE INVESTMENTS”?

Alternative investments are expected to have relatively low correlation to traditional asset classes like stocks and bonds. While alternative investments can be very volatile on a stand-alone basis, when combined with traditional asset classes their low correlation can provide risk-reducing diversification to a Fund during periods of market disruption. While alternative investments have demon-strated low correlation to traditional asset classes historically, there are no assurances they will provide the expected diversification benefits in each market crisis going forward.

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WHAT TYPES OF BONDS ARE INCLUDED IN A FUND’S PORTFOLIO?

The debt securities in which a Fund invests may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities.

Certain bond and money market instruments, such as collateralized mortgage obligations , commercial mortgage-backed securities (CMBS), interest only CMBS securities, periodic auction reset bonds, loan interests, Eurodollar and Yankee obligations, and synthetic securities are subject to special risks that are described in the statement of additional information (SAI).

WHAT TYPES OF MONEY MARKET INSTRUMENTS ARE INCLUDED IN A FUND’S PORTFOLIO?

The money market instruments included in a Fund’s portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include, but are not limited to, variable-rate demand notes; commercial paper; U.S. Treasury bills, bonds, notes, and certificates of deposit; repurchase agreements; asset-backed securities; Eurodollar and Yankee obligations; and other money market securities.

WHAT IS THE CREDIT QUALITY OF THE BONDS AND MONEY MARKET INSTRUMENTS?

Each Fund may invest in investment-grade as well as below-investment-grade securities. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs). If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.
Below are investment-grade ratings for four of the current NRSRO rating agencies:

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Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s Investors Service, Inc.	At least Baa3	At least Prime–3 or MIG 3/VMIG 3
Standard & Poor’s Ratings Services	At least BBB –	At least A–3 or SP–2
Fitch Ratings Ltd.	At least BBB –	At least F3
Dominion Bond Rating Service Limited	At least BBB low	At least R–2 low

Below-investment-grade securities are those securities rated below the above-noted ratings. Each Fund may invest up to 20% of its net assets that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower-quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which below-investment-grade securities is traded also may be less liquid than the market for investment-grade securities. You will find a further description of debt ratings in the Funds' SAI.

WHAT IS THE DIFFERENCE BETWEEN INVESTING IN HIGH-YIELD BONDS AND INVESTING IN INVESTMENT-GRADE BONDS?

The bond markets generally offer a greater potential return only for accepting a greater level of risk. The two most common risks are credit risk – or the risk that an issuer will be unable to make timely interest or principal payments; and interest rate risk – or the risk that a security’s market value will change with interest rates.

In the investment-grade bond market (where credit risks are generally considered low), a higher return is normally used to entice investors into buying longer-maturity bonds, thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities are often considered hybrids, with characteristics of both equity securities and bonds. High-yield securities generally have less interest rate risk and higher credit risk than higher-quality bonds. A higher return is normally used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the

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interest rate risk inherent in investment-grade bonds for bond-specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield securities portfolios historically has been notably less than that of the equity market as a whole.

As a result, high-yield securities portfolios have often acted differently than investment-grade bond securities portfolios. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The portfolio may underperform when the outlook for the economy is negative. Conversely, the portfolio may outperform when the economic outlook turns positive.

WILL A FUND’S ASSETS BE INVESTED IN ILLIQUID SECURITIES?

Each Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

DO THE FUNDS HAVE A TEMPORARY DEFENSIVE STRATEGY?

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Each Fund is subject to a number of investment risks that will vary depending upon its selected portfolio. With respect to the Cornerstone Conservative and Cornerstone Equity Funds, the risks of these Funds are the same risks applicable to the underlying USAA Funds in which they invest. The risks will apply proportionally according to the allocation to each applicable underlying USAA Fund. To the extent a Fund invests in equity securities (or in underlying USAA Funds that invest in equity securities), the performance of the Fund will be subject to the risks of investing in equity securities. To the extent a Fund invests in fixed-income securities (or in underlying USAA Funds that invest in fixed-income securities), the performance of the Fund will be subject to the risks of investing in fixed-income securities. To the extent a Fund invests in foreign securities (or in underlying USAA Funds that that invest in foreign securities), the performance of the Fund will be subject to the risks of investing in foreign securities. Each Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk

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(i.e., the risk that the selection of investments for the Fund will not produce intended results) as well as tactical allocation risk. Some of the risks of investing in the Funds are discussed below, including the principal risks of each Fund as discussed in the “Principal Risks” section for each Fund above.
Affiliated Fund Risk: Because a Fund may invest its assets in various underlying USAA Funds, its ability to achieve its investment objective depends largely on the performance of the underlying USAA Funds in which it invests. Each of the underlying USAA Funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying USAA Funds' shares and, therefore, the value of a Fund's investments. There can be no assurance that the investment objective of any underlying USAA Fund will be achieved. To the extent that a Fund invests more of its assets in one underlying USAA Fund than in another, the Fund will have greater exposure to the risks of that underlying USAA Fund. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying USAA Funds, which also are managed by the Adviser, in which it invests.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser is also responsible for managing and administering the underlying USAA Funds.

Credit Risk: Credit risk is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The fixed-income securities in a Fund’s portfolio are subject to credit risk. A Fund accepts some credit risk as a recognized means to enhance investors’ return. To the extent a fund invests in government securities, credit risk will be limited. When evaluating potential investments for a fund, our analysts also assess credit risk and its impact on the fund’s portfolio. Nevertheless, even investment-grade securities are typically subject to some credit risk.

All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. We attempt to minimize a Fund’s overall credit risk by primarily investing in fixed-income securities considered at least investment grade at the time of purchase. Fixed-income securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of

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fixed-income securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the Fund invests in securities whose issuers develop unexpected credit problems, a Fund’s NAV could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case on higher-rated securities.

If a fund purchases asset-backed or mortgage-backed securities that are “subordinated” to other interests in the same pool of assets, the fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, changes in the values of the properties backing the loans, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. In addition, instability in the markets for such securities may affect the liquidity of such securities, which means that a fund may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a fund may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed or mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks), which cast doubt on their ability to honor their financial obligations. They may be unable to pay interest when due or return all the principal amount of their debt obligations at maturity.

Commodities Investing Risk: The Fund’s investment in commodity-linked derivative instruments such as exchange traded notes may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods,

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weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The commodity-linked derivative instrument that the Fund may invest in may concentrate its assets in a particular sector of the commodities market (such as oil, metal, or agricultural products). As a result, the security may be more susceptible to risks associated with those sectors.

Currency Investing Risk: When a Fund invests in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, national entities such as the International Monetary Fund, or by the imposition of currency controls, or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Derivatives Risk: Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase a Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a Fund.

Dividend Payout Risk: The possibility that a number of the companies in which a fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of a Fund to produce investment income to shareholders will be adversely affected.

ETFs Risk: ETFs commonly are organized as registered investment companies. By investing in a Fund that invests in ETFs, you will be indirectly exposed to the same risks of the ETFs’ holdings as the ETFs themselves in direct proportion to the allocation of the Fund’s assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. In addition, each ETF

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typically is a “passive investor” and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An ETF may invest in all of the securities in such index or in a representative sample of such securities. ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an ETF and the index it seeks to track can be due to, among other factors, the expenses that the ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. Moreover, the market price of an ETF may be different from the NAV of such ETF (i.e., the ETF may trade at a discount or premium to its NAV). The performance of a Fund that invests in such an ETF could be adversely impacted. In addition, although ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

Global Real Estate Investment Trusts (REIT) Investment Risk: Investing in both equity and debt securities of REITs may subject a Fund to many of the same risks associated with the direct ownership of real estate. There is a risk that a Fund’s investments in real estate securities and REITs

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will decrease because of a decline in real estate values. Investing in global REITs may have greater risks than investing in domestic REITs, which are described above in Foreign Investing Risks. Moreover, by investing in debt securities of REITs, a fund also is subject to credit risk.

Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Interest Rate Risk: As a mutual fund investing in bonds, each Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates, changes in supply and demand for fixed-income securities, or other factors. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

❖	If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities may decline, adversely affecting the Fund’s NAV and total return.

❖	If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund’s securities may increase, which may increase the Fund’s NAV and total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Fed) has attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as “quantitative easing”). As the Fed “tapers” or reduces quantitative easing (or as the market anticipates future tapering), there is a risk that interest rates across the U.S. financial system will rise. These policy changes and related market speculation as to their timing may expose fixed-income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover.

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In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Leveraging Risk: Leveraging risk is the risk associated with securities or practices that multiply small price movements into large changes in value. The more a Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, a Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that a Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, a Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which have all experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: Because the Funds are actively managed, they are subject to management risk and there is no guarantee that the investment techniques and risk analyses used by a Fund’s manager(s) will produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Fund’s Board and without shareholder approval, to change subadvisers. If we add or replace a subadviser of a Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment

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techniques and philosophy. A realignment of a Fund’s portfolio could result in higher net realized capital gains and, therefore, distributions thereof, which could affect the tax efficiency of the Fund negatively.

Natural Resources Investing Risk: The natural resources industries can be significantly affected by events relating to international political and economic developments, the means of global transportation, energy conservation, the success of exploration projects, commodity prices, natural and/or man-made disasters, and tax and other government regulations.

Non-diversification Risk: While the Cornerstone Conservative and Cornerstone Equity Funds are considered diversified, they have the ability to invest in underlying USAA Funds that are considered nondiversified, such as the USAA Precious Metals and Minerals Fund. A fund is non-diversified if it invests a greater percentage of its assets in a single issuer, such as a single stock, bond, or ETF. Because a relatively high percentage of the total assets of the underlying USAA Precious Metals and Minerals Fund may be invested in the securities of a single issuer or a limited number of issuers, the securities of this fund may be more sensitive to changes in the market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the fund’s investment results, because the fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

Options Strategy Risk: A Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, a Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When a Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, a Fund may not own put options, which increases exposure to a market decline. When a Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

Over-the-Counter (OTC) Risk: OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and a Fund may experience difficulty in purchasing or selling these securities at a fair price.

Portfolio Turnover Risk: To implement the Funds’ principal investment strategies, a Fund’s securities may need to be actively and frequently traded. A

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Fund’s portfolio turnover rate may exceed 100% and vary from year to year depending on the frequency of the investment allocation decisions made. A high turnover rate increases transaction costs and may increase net realized (taxable capital gains), which may adversely affect Fund performance.

Precious Metals and Minerals Securities Risk: Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are additional risks involved in investing in precious metals and minerals securities. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to an investor’s portfolio may reduce overall fluctuations in portfolio value.

A Fund is subject to the risk of sharp price volatility of metals or minerals, and of shares of companies principally engaged in activities related to metals or minerals. This risk applies whether the particular metals or minerals are precious and rare (such as gold and diamonds) or base and common (such as nickel and zinc). Investments related to metals or minerals may fluctuate in price signifycantly over short periods because of a variety of worldwide economic, financial, and political factors. These factors include: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or inter-national agencies; investment speculation; resource availability; commodity prices; fluctuations in industrial and commercial supply and demand; govern-ment regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals.

Prepayment Risk: The possibility that prepayments of mortgage-backed securities in a Fund’s portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund. As a mutual fund investing in mortgage-backed securities, a Fund is subject to prepayment risk for these securities. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by a Fund and, therefore, the size of the net investment income dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

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Tactical Allocation Risk: Each Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. Each Fund bears the risk that the manager's tactical allocation will fail to make the achievement of the investment objective more likely.

Rebalancing Risk: In purchasing and selling securities to rebalance its portfolio, a Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Small-Cap Company Risk: The greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Stock Market Risk: Because a Fund invests in stocks, it is subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds. However, domestic and international stock markets also can move up and down rapidly or unpredictably due to factors affecting securities markets generally, particular investments, or individual companies. Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies, and could add significantly to the risks

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of increased volatility for the Fund and the inability to attain a Fund’s investment objective.

U.S. Government Sponsored Enterprises (GSEs) Risk: While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs, are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Freddie Mac and Fannie Mae under conservatorship and appointed the FHFA as their regulator. Freddie Mac and Fannie Mae currently remain under conservatorship. In addition, the U.S. Treasury entered into purchase agreements with Freddie Mac and Fannie Mae to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities are available in the Funds' SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio,

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Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Cornerstone Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board’s approval of the Funds’ Advisory Agreement is available in the Funds’ annual report to shareholders for the period ending May 31.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Funds’ distributor.

The Funds may use a “manager-of-managers” structure. We are authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of the Funds' assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of a Fund’s assets, and we can change the allocations without shareholder approval.

Cornerstone Conservative Fund
AMCO does not receive any investment management fees for performing investment management services for the Fund. However, we reserve the right at any time in the future, subject to the approval of the Board, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying USAA Funds. If the Fund is restructured in this manner, the Fund will pay us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one-half of one percent (0.50%) of the Fund's average daily net assets.

We have agreed, through October 1, 2015, to make payments to the Fund or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.10% of the Fund’s average daily net

Prospectus | 66

assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after October 1, 2015. If the Fund’s total annual operating expense ratio is lower than 0.10%, the Fund will operate at the lower expense ratio.

Cornerstone Moderately Conservative Fund
For our services, the Fund pays us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one-half of one percent (0.50%) of the Fund’s average daily net assets.

We have agreed, through October 1, 2015, to make payments to the Fund or waive our annual management, administration, and other fees payable to the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.90% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after October 1, 2015. If the Fund’s total annual operating expense ratio is lower than 0.90%, the Fund will operate at the lower expense ratio.

Cornerstone Moderate Fund
For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

The performance adjustment is calculated monthly by comparing the Fund’s performance over the performance period to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category. This category includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of

67 | USAA Cornerstone Funds

underperformance) the base investment management fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                              (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)1                                                OF THE FUND’S AVERAGE DAILY NET ASSETS)1

+/– 100 to 400                                         +/– 4
+/– 401 to 700                                         +/– 5
+/– 701 and greater                                       +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment subtracted from the base investment management fee of 0.75% by 0.03%.

We have agreed through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extra-ordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after October 1, 2015. If the Fund’s total annual operating expense ratio is lower than 1.00%, the Fund will operate at the lower expense ratio.

Cornerstone Moderately Aggressive Fund
For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

The performance adjustment is calculated monthly by comparing the Fund’s performance over the performance period to that of the Lipper Index over the performance period. The Lipper Index tracks the total return performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return, and

Prospectus | 68

which have at least 25% of their portfolio invested in securities traded outside of the United States. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                        ANNUAL ADJUSTMENT RATE (IN BASIS
RELATIVE TO INDEX                            POINTS AS A PERCENTAGE OF THE
(IN BASIS POINTS)1                                      FUND’S AVERAGE DAILY NET ASSETS)1

+/– 100 to 400                                      +/– 4
+/– 401 to 700                                      +/– 5
+/– 701 and greater                                   +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2015, there was no performance adjustment.

Cornerstone Aggressive Fund
For our services, the Fund pays us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

We have agreed, through October 1, 2015, to make payments to the Fund or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015. If the Fund’s total annual operating expense ratio is lower than 1.10%, the Fund will operate at the lower expense ratio.

69 | USAA Cornerstone Funds

Cornerstone Equity Fund
AMCO does not receive any investment management fees for performing investment management services for the Fund. However, we reserve the right at any time in the future, subject to the approval of the Board, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying USAA Funds. If the Fund is restructured in this manner, the Fund will pay us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-quarters of one percent (0.75%) of the Fund's average daily net assets.

We have agreed, through October 1, 2015, to make payments to the Fund or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.10% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after October 1, 2015. If the Fund’s total annual operating expense ratio is lower than 0.10%, the Fund will operate at the lower expense ratio.

SUBADVISER

We have entered into an Investment Subadvisory Agreement with QMA, under which QMA provides day-to-day discretionary management of certain of the Cornerstone Moderately Aggressive Fund’s assets in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Board and AMCO. The subadviser is compensated directly by AMCO and not by the Fund.

Cornerstone Moderately Aggressive Fund
QMA, located at Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, is an SEC registered investment adviser. QMA manages equity and balanced portfolios for institutional and retail clients. As of June 30, 2014, QMA managed approximately $114.4 billion in assets.

Prospectus | 70

PORTFOLIO MANAGER(S)

Cornerstone Conservative Fund

John P. Toohey, CFA, is Head of Equities and has co-managed the Fund since its inception in June 2012. Mr. Toohey has 16 years of investment management experience and worked or us for five years. Education: B.A., Mathematics, Williams College. He holds the Chartered Financial Analyst (CFA) designation.

Wasif A. Latif is Head of Global Multi-Assets and is responsible for the Fund's asset allocation, and has co-managed Fund since its inception in June 2012. Mr. Latif has 16 years of investment management experience and has worked for us for eight years. Education: B.S. in finance, University of Indianapolis; M.B.A., University of Illinois at Chicago.

Cornerstone Moderately Conservative Fund

John P. Toohey, has co-managed the Fund since its inception in June 2012.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception in June 2012. Mr. Espe has 30 years of investment management experience and has worked for us for 14 years. Education: B.S., Willamette University; M.B.A., University of Oregon. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Dan Denbow, CFA, Assistant Vice President of Equity Investments, has co-managed the Fund since its inception in June 2012. Mr. Denbow has 22 years of investment management experience and has worked for us for 16 years. Education: B.B.A. and M.B.A., Texas Christian University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Cornerstone Moderate Fund

John P. Toohey has co-managed the Fund since July 2009.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe has co-managed the Fund since January 2004.

Dan Denbow has co-managed the Fund since June 2012.

71 | USAA Cornerstone Funds

Cornerstone Moderately Aggressive Fund

AMCO:

John P. Toohey has co-managed the Fund since July 2009.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since July 2009.

Arnold J. Espe has co-managed the Fund since January 2004.

Dan Denbow has co-managed the Fund since October 2008.

QMA:

QMA typically follows a team approach in the management of its portfolios. It uses a disciplined investment process based on fundamental data, driven by its quantitative investment algorithm. QMA combines the investment insights gained from its original research with the seasoned judgment of its investment professionals. The members of QMA’s portfolio management team with primary responsibility for subadvising the international portion of the Fund are listed below.

Jacob Pozharny, Ph.D. is a Managing Director of QMA. He has co-managed the Fund since August 2010. Mr. Pozharny is the Head of Research and Portfolio Management for Non-US Core Equity. He was previously a Managing Director and head of International Quantitative Equity at the TIAA-CREF organization and Teachers Advisors, Inc., where he was responsible for quantitative stock selection and portfolio construction for the international portfolios. Education: B.A. in economics, an M.S. in statistics, an M.S. in finance and applied economics, and a Ph.D. in applied statistics, University of California.

John Van Belle, Ph.D., is a Managing Director of QMA. Mr. Van Belle manages the global and non-US portfolios. He also has been a Vice President in Currency Management Consulting at both Bankers Trust and Citibank. Mr. Van Belle began his career in the research department of the Federal Reserve Bank of New York. He has taught Economics and Finance at the University of Virginia and Rutgers Graduate School of Management and has published numerous articles in the fields of Economics and Finance. Mr. Van Belle has co-managed the Fund since October 2007. He joined QMA’s predecessor in 1983. Education: B.S. in economics, St. Joseph’s College; and Ph.D., University of Virginia.

Prospectus | 72

Cornerstone Aggressive Fund

John P. Toohey, is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Wasif A. Latif is responsible for the Fund's asset allocation and has co-managed the Fund since its inception in June 2012.

Arnold J. Espe has co-managed the Fund since its inception in June 2012.

Dan Denbow has co-managed the Fund since its inception in June 2012.

Cornerstone Equity Fund

John P. Toohey has co-managed the Fund since its inception in June 2012.

Wasif A. Latif has co-managed the Fund since its inception in June 2012.

The SAI provides additional information about the portfolio managers’ compensation, other accounts, and ownership of Fund securities.

MANAGEMENT OF THE UNDERLYING FUNDS

AMCO serves as investment manager to all of the underlying USAA Funds and, in conjunction with each underlying USAA Fund’s subadviser(s), is responsible for the selection and management of the underlying USAA Funds’ portfolio investments.

DESCRIPTION OF UNDERLYING USAA FUNDS

The assets of the Cornerstone Conservative and Cornerstone Equity Funds are invested in a selection of underlying USAA Funds. Therefore, the Cornerstone Conservative and Cornerstone Equity Funds' investment performance is directly related to the investment performance of these underlying USAA Funds. Although the underlying USAA Funds are categorized generally as equity, fixed-income, and alternatives, many of these funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities.

Each of the underlying USAA Funds may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying USAA Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent a Fund from achieving its investment objective.

73 | USAA Cornerstone Funds

The following table gives a brief description of the objective and principal investment strategy of the underlying USAA Funds. Additional investment practices are described in more detail under the Investment Policies in the SAI and in each underlying USAA Fund’s prospectus.

Equity Funds	Objective/Strategy
Aggressive Growth Fund	capital appreciation/primarily invests in equity securities of large companies selected for growth potential
Emerging Markets Fund	capital appreciation/80% in equity securities of emerging market companies
Growth Fund	long-term growth of capital/invests primarily in a diversified portfolio of equity securities that are selected for their growth potential
Income Stock Fund
current income with prospect of increasing dividend income and potential for capital appreciation/80% in common stocks with at least 65% normally invested common stocks of in companies that pay dividends

International Fund	capital appreciation/80% in equity securities of foreign companies (including emerging market companies)
Small Cap Stock Fund	long-term growth of capital/80% in equity securities of companies with small market capitalizations
S&P 500 Index Fund	an index fund that seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index/80% in common stocks of companies composing the S&P 500 Index
Value Fund	long-term growth of capital/primarily invests in equity securities of companies considered to be undervalued

Prospectus | 74

Fixed-Income Funds	Objective/Strategy
High Income Fund	attractive total return primarily through high current income and secondarily through capital appreciation/primarily invests in a broad range of U.S. dollar denominated high-yield securities
Income Fund	maximum current income without undue risk to principal/primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved
Intermediate-Term Bond Fund	high current income without undue risk to principal/80% in debt securities with a dollar-weighted average portfolio maturity between three to 10 years
Short-Term Bond Fund	high current income consistent with preservation of principal/80% in investment-grade debt securities with a dollar-weighted average portfolio maturity of three years or less
Alternative Funds	Objective/Strategy
Precious Metals and Minerals Fund
long-term capital appreciation and to protect the purchasing power of your capital against inflation/80% in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals

Real Return Fund
seeks a total return that exceeds the
rate of inflation over an economic cycle/ principally invests in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle

75 | USAA Cornerstone Funds

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, among others, foreign financial institutions, shell banks, corres-pondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

You may open an account with us and purchase shares of the Fund on the Internet, by telephone, or by mail. Shares of the Fund also are available through USAA Brokerage Services and certain financial intermediaries, as described below.
To purchase shares of the Fund through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of

Prospectus | 76

your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.

If shares of the Fund are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

MINIMUM INITIAL PURCHASE

$1,000 minimum or $500 minimum initial investment with a $50 monthly systematic investment. However, a Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). A Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Funds or the Funds’ transfer agent may enter into agreements with Servicing Agents, which hold shares of a Fund in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of a Fund on the Fund’s behalf. Under these arrangements, a Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at a Fund’s NAV per share next computed after they are received by an authorized Servicing

77 | USAA Cornerstone Funds

Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of a Fund by Internet, by telephone, or by mail, or through your financial intermediary on any day the NAV per share is calculated. Your redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. Each Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be

Prospectus | 78

recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of a Fund are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services' applicable policies and procedures.

If shares of the Fund are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

EXCHANGES

For federal income tax purposes, an exchange between Funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Funds, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the

79 | USAA Cornerstone Funds

share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

Prospectus | 80

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

81 | USAA Cornerstone Funds

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the

Prospectus 82

USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differencesin the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

83 | USAA Cornerstone Funds

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial inter-mediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Prospectus | 84

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Funds reserve the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

The Cornerstone Conservative and Cornerstone Equity Funds' NAV are calculated based upon the NAVs of the underlying USAA Funds in which these Funds invest, which are calculated on the same day and time as the NAV of the

85 | USAA Cornerstone Funds

respective Cornerstone Fund. The assets of each underlying USAA Fund are valued generally by using available market quotations or at fair value as determined in good faith by or under the direction of the underlying Board. The prospectus for the underlying USAA Funds explains the circumstances under which those funds will use fair value pricing and the effects of doing so.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadvisers will monitor for events that would materially affect the value of the Fund’s foreign securities. The subadvisers have agreed to notify us of significant events they identify that may materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the

Prospectus | 86

value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Cornerstone Moderately Aggressive, Cornerstone Aggressive, and Cornerstone Equity Funds pay distributions of net investment income

87 | USAA Cornerstone Funds

(dividends) annually. The Cornerstone Conservative, Cornerstone Moderately Conservative, and Cornerstone Moderate Funds pay dividends quarterly. Ordinarily, any distributions of net realized capital gains are paid in December of each year. Each Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of federal income or excise taxes.

Each Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by a Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any distribution. Some or all distributions may be subject to income taxes. Each Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year or intends to qualify for its first taxable year, and intends to continue to qualify, for treatment as a “regulated investment company” under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (net short-term capital gain), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of a Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income

Prospectus | 88

tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of a Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition, beginning in 2013 an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions a Fund pays and net gains realized on the redemption or exchange of shares of a Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of a Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

89 | USAA Cornerstone Funds

■ Withholding

Federal law requires each Fund to withhold (referred to as "backup with-holding") and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, each Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

Prospectus | 90

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or shorter period during which it has been operating). Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders, which is available upon request.

91 | USAA Cornerstone Funds

USAA CORNERSTONE CONSERVATIVE FUND

                                                                YEAR ENDED            PERIOD ENDED
                                                                  MAY 31,                MAY 31,
                                                                ----------------------------------
                                                                    2014                2013***
                                                                ----------------------------------
Net asset value at beginning of period                          $  10.60                $ 10.00
                                                                -------------------------------
Income from investment operations:
   Net investment income(a)                                          .34                    .35
   Net realized and unrealized gain(a)                               .17                    .46
                                                                -------------------------------
Total from investment operations(a)                                  .51                    .81
                                                                -------------------------------
Less distributions from:
   Net investment income                                            (.32)                  (.21)
   Realized capital gains                                           (.02)                  (.00)(d)
                                                                -------------------------------
Total distributions                                                 (.34)                  (.21)
                                                                -------------------------------
Net asset value at end of period                                $  10.77                $ 10.60
                                                                ===============================
Total return (%)*                                                   4.99                   8.11
Net assets at end of period (000)                               $109,013                $68,571
Ratios to average net assets:**
   Expenses (%)(c)                                                   .10                    .10(b)
   Expenses, excluding reimbursements (%)(c)                         .20                    .52(b)
   Net investment income (%)                                        3.27                   3.27(b)
Portfolio turnover (%)                                                 1                      4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $84,782,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares. For the year ended May 31, 2014, average shares were 8,078,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Represents less than $0.01 per share.

Prospectus | 92

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

                                                     YEAR ENDED        PERIOD ENDED
                                                       MAY 31,            MAY 31,
                                                     ------------------------------
                                                         2014             2013***
                                                     ------------------------------
Net asset value at beginning of period               $  11.05            $  10.00
                                                     ----------------------------
Income from investment operations:
  Net investment income                                   .25                 .28(a)
  Net realized and unrealized gain                        .61                 .99(a)
                                                     ----------------------------
Total from investment operations                          .86                1.27(a)
                                                     ----------------------------
Less distributions from:
  Net investment income                                  (.26)               (.22)
  Realized capital gains                                 (.13)                  -
                                                     ----------------------------
Total distributions                                      (.39)               (.22)
                                                     ----------------------------
Net asset value at end of period                     $  11.52            $  11.05
                                                     ============================
Total return (%)*                                        8.00               12.81
Net assets at end of period (000)                    $167,742            $ 99,683
Ratios to average net assets:**
  Expenses (%)(b)                                         .90                 .90(c)
  Expenses, excluding reimbursements (%)(b)              1.08                1.25(c)
  Net investment income (%)                              2.40                2.56(c)
Portfolio turnover (%)                                     36                  59(c)

*   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
**  For the year ended May 31, 2014, average net assets were $129,867,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.

(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

93 | USAA Cornerstone Funds

USAA CORNERSTONE MODERATE FUND

                                                    YEAR ENDED MAY 31,
                           ----------------------------------------------------------------
                                 2014        2013          2012          2011          2010
                           ----------------------------------------------------------------
Net asset value at
  beginning of period      $    14.49    $  13.07      $  14.29      $  12.26      $  10.08
                           ----------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .38         .40           .40           .38           .47
  Net realized and
    unrealized gain (loss)        .98        1.42         (1.22)         2.05          2.18
                           ----------------------------------------------------------------
Total from investment
  operations                     1.36        1.82          (.82)         2.43          2.65
                           ----------------------------------------------------------------
Less distributions from:
  Net investment income          (.39)       (.40)         (.40)         (.40)         (.47)
                           ----------------------------------------------------------------
Net asset value at end
  of period                $    15.46    $  14.49      $  13.07      $  14.29      $  12.26
                           ================================================================
Total return (%)*                9.60       14.17         (5.70)        20.21         26.63
Net assets at end
  of period (000)          $1,093,783    $944,828      $766,037      $785,016      $592,088
Ratios to average
  net assets:**
  Expenses (%)(a)                1.00        1.00          1.00          1.00          1.00
  Expenses, excluding
    reimbursements (%)(a)        1.22        1.30          1.38          1.36          1.38
  Net investment income (%)      2.60        2.87          3.03          2.92          3.95
Portfolio turnover (%)             46          66(b)        119(b)        145           110

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $1,000,088,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflects decreased trading activity due to asset allocation changes.

Prospectus | 94

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

                                                        YEAR ENDED MAY 31,
                          ---------------------------------------------------------------------------
                                2014            2013             2012             2011           2010
                          ---------------------------------------------------------------------------
Net asset value at
 beginning of period      $    24.17      $    21.48      $     24.05       $    20.43     $    17.21
                          ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .62             .61              .65              .57            .65
 Net realized and
  unrealized gain               1.83            2.69            (2.58)            3.67(a)        3.19
                          ---------------------------------------------------------------------------
Total from investment
 operations                     2.45            3.30            (1.93)            4.24           3.84
                          ---------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.60)           (.61)            (.64)            (.62)          (.62)
                          ---------------------------------------------------------------------------
Net asset value at end
 of period                $    26.02      $    24.17       $    21.48       $    24.05     $    20.43
                          ===========================================================================
Total return (%)*              10.24           15.49            (7.96)           20.93(a)       22.31
Net assets at end
 of period (000)          $2,491,487      $2,294,760       $2,030,805       $2,294,249     $1,924,153
Ratios to average
 net assets:**
 Expenses (%)(b)                1.18(c)         1.22             1.27             1.25(c)        1.19
 Expenses, excluding
  reimbursements (%)(b)         1.18            1.22             1.27             1.27           1.31
 Net investment income (%)      2.46            2.54             2.87             2.51           3.23
Portfolio turnover (%)            57              81               77(d)           117            151

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $2,353,854,000.
(a) During the year ended May 31, 2011, the Manager reimbursed the Fund $10,000 for a loss incurred from the disposal of a investment in error. The effect of this reimbursement of the Fund's net realized loss and total return was less than $0.01/0.01% per share.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to October 1, 2013, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average net assets. Prior to
    October 1, 2010, the voluntary expense limit was 1.19%.
(d) Trading activity due to changes in subadvisers and asset allocation strategies.

95 | USAA Cornerstone Funds

USAA CORNERSTONE AGGRESSIVE FUND

                                                  YEAR ENDED        PERIOD ENDED
                                                    MAY 31,             MAY 31,
                                                  --------------------------------
                                                      2014             2013***
                                                  --------------------------------
Net asset value at beginning of  period           $  11.30             $ 10.00
                                                  ----------------------------
Income from investment operations:
  Net investment income                                .16                 .16(a)
  Net realized and unrealized gain                    1.13                1.43(a)
                                                  ----------------------------
Total from investment operations                      1.29                1.59(a)
                                                  ----------------------------
Less distributions from:
  Net investment income                               (.14)               (.12)
  Realized capital gains                              (.05)               (.17)
                                                  ----------------------------
Total distributions                                   (.19)               (.29)
                                                  ----------------------------
Net asset value at end of  period                 $  12.40             $ 11.30
                                                  ============================
Total return (%)*                                    11.48               16.05
Net assets at end of  period (000)                $150,358             $83,585
Ratios to average net assets:**
  Expenses (%)(b)                                     1.10                1.10(c)
  Expenses, excluding reimbursements (%)(b)           1.47                1.65(c)
  Net investment income (%)                           1.48                1.46(c)
Portfolio turnover (%)                                  46                  74

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $112,829,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

Prospectus | 96

USAA CORNERSTONE EQUITY FUND

                                                    YEAR ENDED     PERIOD ENDED
                                                      MAY 31,        MAY 31,
                                                   ----------------------------
                                                        2014            2013***
                                                    ---------------------------
Net asset value at beginning of period               $ 11.71         $ 10.00
                                                     -----------------------
Income from investment operations:
   Net investment income                                 .17             .12(a)
   Net realized and unrealized gain                     1.55            1.71(a)
                                                     -----------------------
Total from investment operations                        1.72            1.83(a)
                                                     -----------------------
Less distributions from:
   Net investment income                                (.16)           (.12)
   Realized capital gains                               (.05)           (.00)(d)
                                                     -----------------------
Total distributions                                     (.21)           (.12)
                                                     -----------------------
Net asset value at end of period                     $ 13.22         $ 11.71
                                                     =======================
Total return (%)*                                      14.84           18.39
Net assets at end of period (000)                    $66,040         $31,555
Ratios to average net assets:**
   Expenses (%)(c)                                       .10             .10(b)
   Expenses, excluding reimbursements (%)(c)             .33            1.13(b)
   Net investment income (%)                            1.45            1.09(b)
Portfolio turnover (%)                                     2               5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $47,480,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Represents less than $0.01 per share.

97 | USAA Cornerstone Funds

NOTES

Prospectus | 98

99 | USAA Cornerstone Funds

Prospectus | 100

101| USAA Cornerstone Funds

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23445-1014                      Investment Company Act File No. 811-7852          ©2014, USAA. All rights reserved.           [Graphic omitted]

Part A

Prospectus for the

Growth and Tax Strategy Fund

Filed herein

[USAA EAGLE LOGO (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA GROWTH AND TAX STRATEGY FUND
TICKER SYMBOL: (USBLX)
OCTOBER 1, 2014

The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	4
Investment Adviser	6
Subadviser(s)	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	7
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	8
Fund Prospectus
Investment Objective	9
Principal Investment Strategy	9
Risks	16
Portfolio Holdings	20
Fund Management	20
Portfolio Manager(s)	22
Purchases	24
Redemptions	26
Exchanges	27
Other Important Information
About Purchases, Redemptions, and Exchanges	28
Shareholder Information	33
Financial Highlights	38

INVESTMENT OBJECTIVE

The USAA Growth and Tax Strategy Fund (the Fund) is an asset allocation fund that seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.38%
Total Annual Operating Expenses	0.92%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

1 | USAA Growth and Tax Strategy Fund

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

Using preset target ranges, the Fund’s strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income tax to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities, varying from the highest quality to very speculative, have some degree of credit risk. Securities rated below investment-grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

Prospectus | 2

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a home owner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While the Fund attempts to minimize any adverse impact to it or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in that law could result in significant changes in the Fund’s investment strategies and techniques.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of

3 | USAA Growth and Tax Strategy Fund

this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 4

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
9.34%	7.03%	8.86%	2.53%	-25.30%	24.06%	7.13%	7.38%	12.03%	13.16%

SIX-MONTH YTD TOTAL RETURN
6.35% (6/30/14)
BEST QUARTER*	WORST QUARTER*
12.52% 3rd Qtr. 2009	-14.23% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

5 | USAA Growth and Tax Strategy Fund

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Growth and Tax Strategy Fund
Return Before Taxes	13.16%	12.59%	5.85%
Return After Taxes on Distributions	12.99%	12.45%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares	8.43%	10.56%	5.05%
Indexes
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	32.39%	17.93%	7.40%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%
Composite Index (reflects no deduction for taxes)	13.63%	11.97%	5.28%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Northern Trust Investments, Inc. (NTI)

PORTFOLIO MANAGER(S)

AMCO

▪	TAX-EXEMPT BONDS AND MONEY MARKET INSTRUMENTS

John Bonnell, CFA, Assistant Vice President of Fixed Income Mutual Fund Portfolios, has managed the Tax-Exempt Bonds and Money Market Instruments investment category of the Fund since March 2010.

Prospectus | 6

Diederik Olijslager, Executive Director and Associate Portfolio Manager Mutual Fund Portfolios, has co-managed the Tax-Exempt Bonds and Money Market Instruments investment category of the Fund since October 2014.

NTI

▪	BLUE CHIP STOCKS

Jacob C. Weaver, Senior Vice President of NTI, has managed the Blue Chip Stocks investment category of the Fund since June 2012.

Christopher A. Fronk, Senior Vice President of NTI, has managed the Blue Chip Stocks investment category of the Fund since December 2005.

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

TAX INFORMATION

Dividends the Fund pays that are attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies a certain federal income tax requirement (which it has satisfied for each previous taxable year and intends to continue to satisfy for the current taxable year).The income exclusion for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax.

The Fund intends to make other distributions that may be taxed as ordinary income or long-term capital gains.

7 | USAA Growth and Tax Strategy Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 8

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund is an asset allocation fund that seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund provides a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

Investment Category	Percentage Target Range Of Net Assets
Tax-Exempt Bonds and Money Market Instruments	50% - 70%
Blue Chip Stocks	30% - 50%

The ranges allow for a variance within each investment category. The Board may revise the target ranges without prior written notice to shareholders.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

We may go outside the ranges on a temporary defensive basis whenever we believe it is in the best interest of the Fund and its shareholders.

9 | USAA Growth and Tax Strategy Fund

■ Why are stocks and bonds mixed in the same Fund?

From time to time, the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

■ Why were these investment categories and target ranges selected?

The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Tax-exempt bonds provide income exempt from federal income tax. Blue chip stocks provide the potential for long-term capital growth. Tax-exempt money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

During normal market conditions, the Fund’s assets will be invested so that at least 50% of the Fund’s annual income will be exempt from federal income tax and excluded from the calculation of federal alternative minimum tax for individual taxpayers. This policy may only be changed by a shareholder vote.

■ How will the impact of federal income tax be minimized on the Fund’s shareholders?

The Fund’s managers intend to use various techniques to minimize the impact of federal income tax on the Fund’s shareholders while maximizing capital appreciation, including:

❖	Investing in bonds and similar instruments that provide income which is exempt from federal income tax,

❖	Investing in a portfolio of stocks with a low dividend yield,

❖	Selecting stocks that the subadviser expects to hold for sufficient periods to minimize the cost of trading and the receipt of capital gains,

❖	When selling securities, considering the sale of those with the highest tax basis to minimize the realization of capital gains, and

❖	Offsetting capital gains with capital losses, if available and appropriate.

Although the Fund seeks to minimize taxable income and the realization of capital gains, it may nevertheless earn taxable income and realize capital gains

Prospectus | 10

from time to time. Additionally, you may owe taxes on realized capital gains, if any, when you redeem your Fund shares.

■ What actions are taken to keep the Fund’s asset allocations within the target ranges?

If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter.

TAX EXEMPT BONDS AND MONEY MARKET INSTRUMENTS

■ What are tax-exempt securities?

Tax-exempt securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, or Guam. They are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Because the projects benefit the public, Congress has granted an exclusion from gross income for federal income tax purposes for the interest income arising from these securities.

■ What types of tax-exempt securities are included in the Fund’s portfolio?

The Fund’s portfolio may include, but is not limited to, any of the following tax-exempt securities:

❖	general obligation bonds, which are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest.

❖
revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

❖	municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

11 | USAA Growth and Tax Strategy Fund

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Board. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

❖	industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

❖	inverse floating rate securities, whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

❖
securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

❖
synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. These securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions of a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

❖
tax-exempt liquidity protected preferred shares (or similar securities), which are issued by other funds that principally invest in tax-exempt securities and generally are designed to pay exempt-interest dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to

Prospectus | 12

purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

❖
Variable-rate demand notes (VRDNs), which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs normally will trade as if the maturity is the earlier put date, even though stated maturity is longer.

■ What is the weighted average maturity of the securities in the Tax-Exempt Bonds category and how is it calculated?

The Tax-Exempt Bonds category includes tax-exempt securities that will have a remaining maturity at the time of purchase of more than one year. Although the weighted average maturity of the securities in this category is not restricted, we expect it to exceed 10 years. In determining a security’s maturity for purposes of calculating the Fund’s weighted average maturity, we may use estimates of the expected time for the security’s principal to be paid. This can be substantially shorter than the security’s stated final maturity. For a discussion on the method of calculating the weighted average maturity of the Fund’s portfolio, see Investment Policies in the statement of additional information (SAI).

■ What types of tax-exempt money market instruments are included in the Fund’s portfolio?

The tax-exempt money market instruments in the portfolio are tax-exempt money market funds or debt securities that have remaining stated maturities at the time of purchase of one year or less or are subject to puts or similar demand features resulting in an effective maturity of one year or less.

■ What are the credit ratings of the tax-exempt securities?

The Fund will invest primarily in investment-grade tax-exempt securities with at least 50% of the combined total market value of the tax-exempt bonds and tax-exempt money market instruments being rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Rating Services (S&P), Fitch Ratings, Inc. (Fitch), or Dominion Bond Rating Service Limited (Dominion), or in the highest short-term rating category by Moody’s, S&P, Fitch, or Dominion.

13 | USAA Growth and Tax Strategy Fund

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the Securities and Exchange Commission (SEC). Below are investment-grade ratings for four of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities

Moody’s	At least Baa3	At least Prime–3 or MIG 3

S&P	At least BBB –	At least A–3 or SP–2

Fitch	At least BBB –	At least F3

Dominion	At least BBB low	At least R–2 low

If a security does not meet the requirements set forth above or is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

The Fund also may invest up to 10% of its net assets that at the time of purchase are below-investment-grade tax-exempt securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find a further description of tax-exempt ratings in the Fund’s SAI.

Prospectus | 14

■ How are the decisions to buy and sell tax-exempt securities made?

We will buy securities that offer an attractive balance of tax-exempt income against credit risk and price volatility. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

BLUE CHIP STOCKS

■ What types of stocks are included in the Fund’s portfolio?

We define a blue chip company as one that has a market capitalization of at least $500 million and is included in the list of companies that make up the Standard & Poor's 500 Composite Index (S&P 500 Index) or the Dow Jones Industrial Average, or that has a market capitalization of at least $1 billion.

NTI will invest in common stocks of companies that make up the S&P 500 Index. NTI may invest up to 5% of the Fund’s total assets in blue chip stocks of foreign issuers or in American depositary receipts (ADRs), global depositary receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

In addition, to provide liquidity to pay redemptions and fees, the Fund may invest its assets in short-term debt securities, money market instruments, stock index futures, and options. The Fund generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These instruments tend to reduce transaction costs or add value when they are favorably priced.

■ How are the decisions to buy and sell stocks made?

The investment objective of this portion of the Fund is to generate pretax returns similar to the S&P 500 Index and after-tax outperformance through active tax management. Securities are purchased and sold using stock selection aiming to provide aggregate investment characteristics similar to those of the S&P 500 Index without sacrificing performance. Generally, the Fund will not be invested in all the stocks in the S&P 500 Index. Active tax management is used to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, in order to offset any capital gains that are realized.

15 | USAA Growth and Tax Strategy Fund

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

❖
Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

❖
Although bond prices rise when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from the Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Changes in Tax Laws Risk: The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in those laws could result in significant changes in the Fund’s investment strategies and techniques.

Credit Risk: Credit risk is the possibility that an issuer of a fixed-income security cannot make timely dividend, interest, and principal payments on its securities. The fixed-income securities in the Fund’s portfolio are subject to credit risk. The Fund accepts some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to the very speculative have some degree of credit risk. We attempt to minimize the Fund’s overall credit risk by:

Prospectus | 16

❖
Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

❖	When evaluating potential investments for the Fund, our credit analysts also independently assess credit risk and its impact on the Fund’s portfolio.

❖
Diversifying the Fund’s portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, the Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s NAV could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case on higher-rated securities.

Derivatives Risk: The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

17 | USAA Growth and Tax Strategy Fund

Interest Rate Risk: As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

❖	If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities may decline, adversely affecting the Fund’s NAV and total return.

❖	If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund’s securities may increase, which may increase the Fund’s NAV and total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Fed) has attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as “quantitative easing”). As the Fed “tapers” or reduces quantitative easing (or as the market anticipates future tapering), there is a risk that interest rates across the U.S. financial system will rise. These policy changes and related market speculation as to their timing may expose fixed-income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Prospectus | 18

Liquidity Risk: Liquidity in the tax-exempt bond market may be reduced for a number of reasons including as a result of overall economic conditions and credit tightening. During times of reduced market liquidity, there may be little trading in the secondary market for particular bonds and other debt securities, which may make them more difficult to value or sell at the time desired.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s manager(s) will not produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Board and without shareholder approval, to change subadviser(s). If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively.

Rebalancing Risk: In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Stock Market Risk: The Fund is subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

However, stock markets also can move up and down rapidly or unpredictably due to factors affecting securities markets generally, particular investments, or individual companies. Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on the economy, and could add significantly to the risks of

19 | USAA Growth and Tax Strategy Fund

increased volatility for the Fund and the inability to attain the Fund’s investment objective.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board’s approval of the Fund’s Advisory and Subadvisory Agreements is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-half of one percent (0.50%) of the Fund’s average daily net assets.

The performance adjustment for the Fund will add to or subtract from the base investment management fee depending upon the performance of the Fund relative to the performance over the performance period of a composite index comprised of 51% of the Lipper General Municipal Bond Funds Index and 49%

Prospectus | 20

of the Lipper Large-Cap Core Funds Index. The Lipper General Municipal Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Bond Funds category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Funds category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Over/Under Performance                            Annual Adjustment Rate
relative to index                             (in basis points as a percentage
(in basis points)1                                    of the Fund’s average daily net assets)1

+/– 20 to 50                                    +/– 4
+/– 51 to 100                                             +/– 5
+/– 101 and greater                                  +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment added to the base investment management fee of 0.50% by 0.04%.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder

21 | USAA Growth and Tax Strategy Fund

Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Funds distributor.

The Fund uses a “manager-of-managers” structure. We are authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of the Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund’s assets, and we can change the allocations without shareholder approval. We also are responsible for the day-to-day investment management of the portions of the Fund that invest in tax-exempt bonds and tax-exempt money market instruments.

We have entered into an Investment Subadvisory Agreement with NTI, located at 50 S. LaSalle Street, Chicago, Illinois 60603. NTI, an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. NTI is compensated directly by AMCO and not by the Fund.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of June 30, 2014, Northern Trust Corporation, through its subsidiaries, had assets under custody of $6.0 trillion and assets under investment management of $924.4 billion.

PORTFOLIO MANAGER(S)

AMCO

▪	Tax-Exempt Bonds and Money Market Instruments

John C. Bonnell, CFA, Assistant Vice President of Fixed Income Mutual Fund Portfolios, has managed the Tax-Exempt Bonds and Money Market Instruments investment category of the Fund since March 2010. He has 25 years of investment management experience and has worked for us for 20 years.

Prospectus | 22

Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Diederik Olijslager, Executive Director and Associate Portfolio Manager of Mutual Funds Portfolios, has co-managed the Tax-Exempt Bonds and Money Market Instruments investment the Fund since October 2014. He has 21 years of investment management experience and has worked for us for four years.
Prior to joining USAA, Mr. Olijslager served as a Senior Vice President, Head of Fixed Income, for Selective Insurance Group from 2001 to 2010.

NTI

▪	Blue Chip Stocks

Christopher A. Fronk and Jacob C. Weaver are primarily responsible for the day-to-day management of the Blue Chip Stocks investment category of the Fund.

Jacob C. Weaver, Senior Vice President of NTI, has managed tax advantaged equity, quality dividend focus, and quantitative active strategies, as well as international indexes since joining NTI in 2002. He has managed the Blue Chip Stocks investment category of the Fund since June 2012.

Christopher A. Fronk, CFA, CPA, is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Fronk joined NTI in 1999 and has been a member of the quantitative management group for quantitative equity strategies. He has managed the Blue Chip Stocks investment category of the Fund since December 2005.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

CHANGE OF SUBADVISERS

We have received an exemptive order from the SEC that permits us, subject to certain conditions, including prior approval of the Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by AMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

23 | USAA Growth and Tax Strategy Fund

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

You may open an account with us and purchase shares of the Fund on the Internet, by telephone, or by mail. Shares of the Fund also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase shares of the Fund through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of

Prospectus | 24

your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.

If shares of the Fund are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

MINIMUM INITIAL PURCHASE

$3,000. However, a Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

ADDITIONAL PURCHASES

$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

NOTE: SHARES OF THE FUND ARE NOT AVAILABLE FOR AN INDIVIDUAL RETIREMENT ACCOUNT OR 401(k) PLAN BECAUSE THE MAJORITY OF ITS DIVIDENDS ARE TAX-EXEMPT.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the

25 | USAA Growth and Tax Strategy Fund

order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss. A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of the Fund by Internet, by telephone, or by mail, or through your financial intermediary on any day the NAV per share is calculated. Your redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain infor-

Prospectus | 26

mation from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of the Fund are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services' applicable policies and procedures.

If shares of the Fund are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

EXCHANGES

For federal income tax purposes, an exchange between funds is a taxable event, upon which you may recognize a capital gain or loss. A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the

27 | USAA Growth and Tax Strategy Fund

share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional
.
OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

Prospectus | 28

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

29 | USAA Growth and Tax Strategy Fund

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA

Prospectus | 30

Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios – UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

31 | USAA Growth and Tax Strategy Fund

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

Prospectus | 32

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and sell shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or sale. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund

33 | USAA Growth and Tax Strategy Fund

is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or

Prospectus | 34

necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price will be the NAV per share of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share any distribution payment returned to us by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a “regulated investment company” under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of taxable net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (net short-term capital gain), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

If the Fund satisfies a certain federal tax law requirement, dividends it pays attributable to tax-exempt interest it earns (exempt-interest dividends) will be excludable from its shareholders' gross income for federal income tax purposes.

IN CERTAIN INSTANCES, TAX-EXEMPT INTEREST HAS FEDERAL INCOME TAX IMPLICATIONS.

For corporations, exempt-interest dividends are included in "adjusted current earnings" for purposes of calculating federal alternative minimum tax liability.

35 | USAA Growth and Tax Strategy Fund

Exempt-interest dividends are considered in computing the portion, if any, of social security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Distributions that shareholders receive from the Fund (other than exempt-interest dividends) are subject to federal income tax, and all Fund distributions, including exempt-interest dividends, may be subject to state and/or local taxes. Dividends (other than exempt-interest dividends) and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individuals and certain other non-corporate shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Prospectus | 36

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

■ Withholding

Federal law requires the Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

37 | USAA Growth and Tax Strategy Fund

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 38

USAA GROWTH AND TAX STRATEGY FUND

                                                             YEAR ENDED MAY 31,
                                          --------------------------------------------------------------
                                              2014         2013         2012          2011          2010
                                          --------------------------------------------------------------
Net asset value at beginning of period    $  15.59     $  14.02     $  13.44      $  12.28      $  11.00
                                          --------------------------------------------------------------
Income from investment operations:
  Net investment income                        .41          .37          .36           .35           .37
  Net realized and unrealized gain            1.26         1.57          .57          1.16          1.28
                                          --------------------------------------------------------------
Total from investment operations              1.67         1.94          .93          1.51          1.65
                                          --------------------------------------------------------------
Less distributions from:
  Net investment income                       (.40)        (.37)        (.35)         (.35)         (.37)
                                          --------------------------------------------------------------
Net asset value at end of period          $  16.86     $  15.59     $  14.02      $  13.44      $  12.28
                                          ==============================================================
Total return (%)*                            10.92        14.07         7.11         12.54         15.17(a)
Net assets at end of period (000)         $221,445     $188,461     $162,718      $154,493      $144,251
Ratios to average net assets:**
  Expenses (%)(b)                              .92          .96          .98           .93           .88(a)
  Net investment income (%)                   2.60         2.51         2.65          2.73          3.08
Portfolio turnover (%)                           5            5            8            19            18

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $200,702,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.01%. This decrease is excluded from the expense ratios in the Financial
    Highlights table.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

39 | USAA Growth and Tax Strategy Fund

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
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USAA
SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23444-1014               Investment Company Act File No. 811-7852             ©2014, USAA. All rights reserved.            [Graphic omitted]

Part A

Prospectus for the

Emerging Markets Fund, Emerging Markets Fund Institutional Shares,
Emerging Markets Fund Advisor Shares

Filed herein

[USAA EAGLE LOGO (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA EMERGING MARKETS FUND
FUND SHARES (USEMX) ■ INSTITUTIONAL SHARES
(UIEMX) ■ ADVISER SHARES (UAEMX)
OCTOBER 1, 2014

The Fund is comprised of multiple classes of shares. The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	3
Investment Adviser	6
Subadviser(s)	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	7
Tax Information	8
Payments to Broker-Dealers and
Other Financial Intermediaries	8
Fund Prospectus
Investment Objective	9
Principal Investment Strategy	9
Risks	13
Portfolio Holdings	16
Fund Management	16
Portfolio Manager(s)	19
Purchases	21
Redemptions	25
Converting Shares	27
Exchanges	27
Other Important Information
About Purchases, Redemptions, and Exchanges	28
Multiple Class Information	34
Shareholder Information	35
Financial Highlights	41

INVESTMENT OBJECTIVE

The USAA Emerging Markets Fund (the Fund) seeks capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Redemption Fee (on shares held less than 60 days)	None	None	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.94%	0.98%	0.95%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.56%	0.31%	0.57%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Operating Expenses	1.52%	1.31%	1.79%
Reimbursement From Adviser	N/A	N/A	(0.04)%(a)
Total Annual Operating Expenses After Reimbursement	1.52%	1.31%	1.75%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.75% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015.

1 | USAA Emerging Markets Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$155	$480	$829	$1,813
Institutional Shares	$133	$415	$718	$1,579
Adviser Shares	$178	$559	$966	$2,102

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of emerging market companies. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take

2 | Prospectus

into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, the Fund invests primarily in foreign securities, and there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

The Fund also is subject to over-the counter (OTC) risk, OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes

3 | USAA Emerging Markets Fund

for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
26.19%	25.54%	29.36%	33.61%	-51.65%	74.82%	17.22%	-23.79%	12.61%	-0.38%

SIX-MONTH YTD TOTAL RETURN
6.58% (6/30/14)
BEST QUARTER*	WORST QUARTER*
35.11% 2nd Qtr. 2009	-28.92% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares

4 | Prospectus

through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Emerging Markets Fund Shares
Return Before Taxes	-0.38%	11.87%	8.78%
Return After Taxes on Distributions	-0.31%	11.81%	8.36%
Return After Taxes on Distributions and Sale of Fund Shares	0.08%	9.79%	7.46%
				Inception
	Past			Date
	1 Year			08/01/08
Emerging Markets Fund Institutional Shares
Return Before Taxes	-0.15%			-0.08%
				Inception
	Past			Date
	1 Year			08/01/10
Emerging Markets Fund Adviser Shares
Return Before Taxes	-0.84%			-1.38%
				Institutional
				Shares
				Inception
	Past	Past	Past	Date
	1 Year	5 Years	10 Years	08/01/08*
Indexes
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.60%	14.78%	11.16%	1.70%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)	-1.29%	15.17%	10.65%	1.63%

* The average annual total return for the MSCI Emerging Markets Index and Lipper Emerging Markets Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2013, was 2.78% and 3.66%, respectively.

5 | USAA Emerging Markets Fund

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Lazard Asset Management (Lazard)

Victory Capital Management (Victory)

Brandes Investment Partners, L.P. (Brandes)

PORTFOLIO MANAGER(S)

Lazard

Jai Jacob, is a Managing Director and a Portfolio Manager/Analyst on Lazard's Multi-Strategy team. Mr. Jacob has managed a portion of the Fund since October 2012.

James M. Donald, CFA, is a Managing Director and a Portfolio Manager/Analyst on Lazard’s Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Donald has managed a portion of the Fund since October 2012.

Kevin O’Hare, CFA, is a Managing Director and a Portfolio Manager/Analyst on Lazard’s Developing Markets Equity team, focusing on the technology, health care, telecommunications, and consumer discretionary sectors. Mr. O'Hare has managed a portion of the Fund since October 2012.

Stephen Marra, CFA, is a Senior Vice President and a Portfolio Manager/Analyst on Lazard's Multi-Strategy team, specializing in strategy research. Mr. Marra has managed a portion of the Fund since October 2013.

Victory

Margaret Lindsay is the CIO and Lead Portfolio Manager of Victory’s International and Emerging Markets Small Cap Equity strategies. Ms. Lindsay has managed a portion of the Fund since October 2012.

Tiffany Kuo, CFA, is a Senior Portfolio Manager/Analyst on Victory's Emerging Markets Small Cap strategy. Ms. Kuo has managed a portion of the Fund since October 2012.

6 | Prospectus

Joshua Lindland, CFA, is a Senior Portfolio Manager/Analyst on Victory's Emerging Markets Small Cap strategy. Mr. Lindland has managed a portion of the Fund since October 2012.

Brandes

Douglas C. Edman, CFA, Director of Investments at Brandes, has managed a portion of the Fund since October 2012.

Christopher J. Garrett, CFA, Institutional Portfolio Manager at Brandes, has managed a portion of the Fund since October 2012.

Louis Y. Lau, CFA, Director of Investments at Brandes, has managed a portion of the Fund since October 2012.

Greg Rippel, CFA, Senior Analyst at Brandes, has managed a portion of the Fund since October 2012.

Gerardo Zamorano, CFA, Director of Investments, at Brandes has managed a portion of the Fund since October 2012.

PURCHASE AND SALE OF SHARES

Fund Shares:
You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

Institutional Shares:
The Institutional Shares are not offered for sale directly to the general public. The minimum initial purchase is $1 million; however, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Adviser Shares:
Adviser Shares are available for investment through financial intermediaries. Your ability to purchase, exchange, sell, and transfer shares will be affected by the policies of the financial intermediary through which you do business. The minimum initial purchase is $3,000; however, financial intermediaries may set different investment minimums in certain circumstances.

7 | USAA Emerging Markets Fund

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8 | Prospectus

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund seeks capital appreciation. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund normally invests at least 80% of its assets in equity securities of emerging market companies. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

We believe that attractive investment opportunities exist in many emerging markets. Investing a person’s assets solely in an emerging markets fund may not be suitable for everyone. For those who are willing to accept higher risk and volatility, including the Fund in a well-diversified portfolio, while not guaranteed or assured, could enhance overall portfolio returns. The Fund combines the advantages of a diversified investment in emerging markets with the convenience and liquidity of a mutual fund based in the United States. In pursuing these aims, the Fund may invest in exchange-traded funds (ETFs) that invest in emerging market securities.

■ What is an “emerging market company”?

An issuer is an emerging market company if:

❖	It is organized under the laws of an emerging market country (as defined below);

❖	The principal trading market for its stock is in an emerging market country; or

9 | USAA Emerging Markets Fund

❖	At least 50% of its revenues or profits are derived from operations within emerging market countries or at least 50% of its assets are located within emerging market countries.

■ What countries are considered emerging markets countries?

For our purposes, emerging market countries are all countries of the world excluding the following countries and markets, which are referred to as developed countries:

ASIA: Australia, Hong Kong Special Administrative Region, Japan, Singapore, New Zealand

AMERICAS: Canada, the United States

AFRICA/MIDDLE EAST: Israel

EUROPE: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom

■ What are the characteristics of the economic and political systems of emerging market countries?

The economic and political systems of emerging market countries can be described as possessing two or more of the following characteristics:

❖	The countries in which these stock markets are found have a less developed economy than the developed countries.

❖
Economies of these countries may be undergoing rapid growth or some major structural change, such as a change in economic systems, rapid development of an industrial or value-added economic sector, or attainment of significantly better terms of trade for primary goods, to name a few examples.

❖	Economic growth rates are higher, or potentially higher, than developed countries.

❖	Economies of these countries may be benefitting from the rapid growth of neighboring countries and/or may be significantly influenced by growth of demand in the developed markets.

❖	Personal income levels and consumption are generally lower than those in developed countries, but may be growing at a faster rate.

❖	The political system may be less stable than the developed countries listed above.

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■ Will the Fund’s assets be invested in any other securities?

The Fund may invest up to 20% of its net assets in equity securities of selected issuers that have favorable growth prospects, but are not organized or otherwise situated in emerging markets, and short-term sovereign debt securities of emerging market countries.

The Fund also may invest its assets in public and private sector debt and fixed-income instruments of emerging market issuers, including exchange-traded notes (ETNs), and equity-linked structured notes, which are believed to have the potential for significant capital appreciation (due, for example, to its assessment of prospects for an issuer or the issuer’s domicile country), without regard to any interest or dividend yields payable pursuant to such securities. These latter investments may be considered to be speculative in nature.

To provide liquidity to pay redemptions and fees, the Fund may invest its assets in short-term debt securities, money market instruments, stock index futures, and options. The Fund generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These instruments tend to reduce transaction costs or add value when they are favorably priced.

■ Will the Fund’s assets be invested in illiquid securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

■ Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that the Fund may not invest more than 25% of its total assets in any one industry. Additionally, the Fund’s investments will be diversified in four or more countries.

■ How are the decisions to buy and sell securities made?

With respect to the portion of the Fund managed by Lazard, Lazard has expertise in managing relative value and relative growth emerging markets equity strategies and may allocate assets to either of those strategies. In the emerging markets relative value strategy, assets are invested in companies that Lazard believes are undervalued based on their earnings, cash flow, or asset values. In the emerging markets relative growth strategy, Lazard employs a relative growth investment philosophy that is based on value creation through

11 | USAA Emerging Markets Fund

the process of bottom-up stock selection. The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security. Lazard’s approach consists of an analytical framework, accounting validation, fundamental analysis, and portfolio construction parameters.

Lazard will make allocation decisions between the relative value and relative growth strategies based on quantitative and qualitative analysis through proprietary software models. Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies. Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns, and overall market views and scenarios.

With respect to the portion of the Fund managed by Victory, Victory believes that over a full market cycle greater returns can be achieved with lower fundamental risk by investing in companies that operate in industries and provide products and services that have sound and improving prospects going forward. Victory looks for high-quality and exceptionally dynamic companies, with a focus on those operating in industries offering attractive investment opportunities as a result of changes to longer-term trends. Victory seeks to find the companies with the highest probability of achieving success through industry-leading proprietary products and services, sustainable margins, and strong balance sheets. Valuation analysis is then conducted to determine whether the company’s stock is undervalued. Although portfolio country and sector weightings are the result of bottom-up stock selection, for the purposes of diversification and risk control, a broad country and industry representation is sought in the portfolio. Specific reasons to sell a stock include: full valuation realized; reasons for purchase changed; company unable to sustain a competitive advantage; anticipated deterioration in fundamentals; loss of confidence in management; or a stock is displaced by better opportunities.

With respect to the portion of the Fund managed by Brandes, Brandes uses the principles of value investing to analyze and select equity securities for the Fund. When buying equity securities, Brandes assesses the “intrinsic” value of a company based on measurable data such as a company's earnings, book value, and cash flow. By buying equity securities at what it believes are favorable prices relative to intrinsic value, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. Brandes may sell a security when its price reaches a target set by Brandes or Brandes believes that other investments are more attractive, or for other reasons.

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TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Derivatives Risk: The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

ETF Risk: The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be exposed indirectly to all of the risk of securities held by the ETFs.

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that

13 | USAA Emerging Markets Fund

invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Geographic Concentration Risk: Because the Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in those countries or that region, and could be more volatile and risky than the performance of more geographically-diversified funds.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

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Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s manager(s) will not produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Board and without shareholder approval, to change subadviser(s). If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively.

Over-the-Counter (OTC) Risk: OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and a Fund may experience difficulty in purchasing or selling these securities at a fair price.

Stock Market Risk: Because a Fund invests in stocks, it is subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds. However, domestic and international stock markets also can move up and down rapidly or unpredictably due to factors affecting securities markets generally, particular investments, or individual companies. Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies, and could add significantly to the risks of increased volatility for the Fund and the inability to attain a Fund’s investment objective.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to

15 | USAA Emerging Markets Fund

request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board’s approval of the Fund’s Advisory and Subadvisory Agreements is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of one percent (1.00%) of the Fund’s average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Emerging Markets Funds Index. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The performance period for each share class consists of the current month plus the previous 35 months.

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The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Over/Under Performance                                               Annual Adjustment Rate
Relative to Index                                            (in basis points as a percentage
(in basis points)1                                                   of the Fund’s average daily net assets)1

+/– 100 to 400                                                    +/– 4
+/– 401 to 700                                                    +/– 5
+/– 701 and greater                                                   +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment subtracted from the base investment management fee of 1.00% by 0.06% for the Fund Shares, by 0.02% for the Institutional Shares, and by 0.05% for the Adviser Shares.

We have agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund’s Adviser Shares so that the total annual operating expenses (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.75% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015. If the total annual operating expense ratio of the Adviser Shares is lower than 1.75%, the Adviser Shares will operate at that lower expense ratio.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative

17 | USAA Emerging Markets Fund

and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund uses a “manager-of-managers” structure. We are authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of the Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund’s assets, and we can change the allocations without shareholder approval.

We have entered into Investment Subadvisory Agreements with Lazard, Victory, and Brandes, under which Lazard, Victory, and Brandes provide day-to-day discretionary management of certain of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Board and AMCO.

Lazard

Lazard, located at 30 Rockefeller Plaza, New York, New York 10112-6300, provides investment management services to client discretionary accounts with assets totaling approximately $184 billion as of June 30, 2014. Lazard is compensated directly by AMCO and not by the Fund.

Victory

Victory, located at 4900 Tiedeman Road, Cleveland, Ohio 44144, is an SEC-registered investment adviser with over $18 billion in assets under management and advisement as of June 30, 2014, primarily for institutional clients. Through predecessor firms, Victory was founded in 1894 and is an independent. Victory is compensated directly by AMCO and not by the Fund.

Brandes

Brandes, located at 11988 El Camino Real, San Diego, California 92130, is 100% beneficially owned by senior professionals of the firm. As of June 30, 2014, firm-wide assets under management were $29.7billion. Brandes is compensated directly by AMCO and not by the Fund.

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PORTFOLIO MANAGER(S)

Lazard

Jai Jacob, is a Managing Director and a Portfolio Manager/Analyst on Lazard's Multi Strategy team. Mr. Jacob began working in the investment field in 1998 when he joined Lazard. He has managed a portion of the Fund since October 2012.

James M. Donald, CFA, is a Managing Director and a Portfolio Manager/ Analyst on Lazard’s Emerging Markets Equity team and Head of the Emerging Markets Group. He joined Lazard in 1996. Mr. Donald is a CFA charter holder. He has managed a portion of the Fund since October 2012.

Kevin O’Hare, CFA, is a Managing Director and a Portfolio Manager/Analyst on Lazard’s Developing Markets Equity team, focusing on the technology, health care, telecommunications, and consumer discretionary sectors. He began working in the investment field in 1991. He joined Lazard in 2001. Mr. O’Hare is a CFA charter holder. He has managed a portion of the Fund since October 2012.

Stephen Marra, CFA, is a Senior Vice President and Portfolio Manager/ Analyst on the Lazard Multi Strategy team, specializing in strategy research. Prior to joining the Multi Strategy investment team, Mr. Marra worked in Settlements, Fixed Income Risk, and Quantitative Technology where he helped design and develop Lazard's proprietary trading and risk management systems. He began working in the investment field in 1999 upon joining Lazard. He has managed a portion of the Fund since October 2013.

Victory

Victory’s Emerging Markets Small Cap portfolio managers and analysts together constitute the decision-making body for the team with Margaret Lindsay, the CIO and lead portfolio manager of the strategy, having final authority for the team.

Margaret Lindsay is the CIO and Lead Portfolio Manager of Victory's International and Emerging Markets Small Cap Equity strategies. She joined Victory in 2006 following 26 years' prior investment experience. Ms. Lindsay is the originator of the team’s investment philosophy, the architect of the process, and lead portfolio manager for the strategy. She has managed a portion of the Fund since October 2012.

Tiffany Kuo, CFA, is a Senior Portfolio Manager/Analyst on Victory's Emerging Markets Small Cap strategy. Ms. Kuo leads smaller cap research for markets in

19 | USAA Emerging Markets Fund

Asia, with a special focus on Japan and Greater China, as well as guiding Victory’s work on the technology sectors in Asia. She joined Victory in 2006 following four years' prior investment experience. She has managed a portion of the Fund since October 2012.

Joshua Lindland, CFA, is a Senior Portfolio Manager/Analyst on Victory's Emerging Markets Small Cap strategy. Mr. Lindland is responsible for research in Southern Europe, Benelux, Latin America, and Canada. He also is responsible for leading research in the financial sector as well as providing quantitative and portfolio construction support across Victory’s international and emerging markets small cap strategies. He joined Victory in 2006 following eight years' prior investment experience. He has managed a portion of the Fund since October 2012.

Brandes

All investment decisions for the portion of the Fund managed by Brandes are the responsibility of the Brandes’ Emerging Markets Investment Committee. The voting members of the committee are the following:

Douglas C. Edman, CFA, Director of Investments, is a Senior Analyst and a member of the Emerging Markets Investment Committee at Brandes. He performs research in the oil & gas industry. He has worked for Brandes since 1995 and has 24 years of investment experience. Education: B.S. in chemical engineering, University of Southern California; and an M.B.A. in finance, Wharton Business School, University of Pennsylvania. Mr. Edman is a member of the CFA Society of San Diego. He has managed a portion of the Fund since October 2012.

Christopher J. Garrett, CFA, is an Institutional Portfolio Manager and a member of the Brandes' Emerging Markets Investment Committee. He also serves as a Product Coordinator for the Emerging Markets Portfolio. He has worked for Brandes since 2000 and has 22 years of investment experience. Education: B.S. in finance, Arizona State University; and an M.B.A., Columbia University’s Columbia Business School. He has managed a portion of the Fund since October 2012.

Louis Y. Lau, CFA, Director of Investments, is a Senior Analyst on the Financial Institutions Research Team at Brandes. In addition, he is a member of the Emerging Markets Investment Committee. He has worked for Brandes since 2004 and has 16 years of investment experience. Education: B.B.A in finance with merit, the National University of Singapore and attended the University of Michigan (Ann Arbor) and New York University; and an M.B.A. with honors in finance and accounting, Wharton School, University of Pennsylvania. He has managed a portion of the Fund since October 2012.

20 | Prospectus

Greg Rippel is a Senior Analyst on the Consumer Products Team and is responsible for fundamental research on companies in several consumer-related industries at Brandes. He also is a member of the firm's Emerging Markets Investment Committee. He has worked for Brandes since 2001. Mr. Rippel is a Certified Public Accountant and has 19 years of accounting, finance, and investment experience. Education: B.A. in business economics, University of California, Santa Barbara; and an M.B.A., McCombs School of Business, University of Texas at Austin. He has managed a portion of the Fund since October
2012.

Gerardo Zamorano, CFA, is a Director of Investments and leads the research efforts in the telecommunications sector at Brandes. He is a member of the Emerging Markets Investment Committee. He has worked for Brandes since 1999 and has 18 years of investment experience. Education: B.S.E., magna cum laude, Wharton School of Business, University of Pennsylvania, and an M.B.A., Kellogg Graduate School of Management, Northwestern University. He has managed a portion of the Fund since October 2012.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by AMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of

21 | USAA Emerging Markets Fund

funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. You may open an account with us and purchase Fund Shares on the Internet, by telephone, or by mail. Fund Shares also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase Fund Shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in a Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

22 | Prospectus

Institutional Shares:
The Institutional Shares are a separate share class of the Fund and are not a separate mutual fund. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time.

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund's annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

Institutional Shares:
$1 million. However, the Fund reserves the right to waive or lower purchase minimums of Institutional Shares in certain circumstances.

23 | USAA Emerging Markets Fund

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums of the Adviser Shares in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Institutional Shares:
There is no subsequent purchase minimum for investment in the Institutional Shares of the Fund through any applicable discretionary managed account or similar investment program and/or certain other USAA affiliated product.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Adviser Shares, or Institutional Shares in

24 | Prospectus

omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares by Internet, by telephone, by mail, or through your financial intermediary on any day the NAV per share is calculated. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request

25 | USAA Emerging Markets Fund

after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If Fund Shares are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

Institutional Shares:
Redemptions of Institutional Shares will receive a redemption price of the NAV per share next determined after we receive the request in proper form. If we receive the redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), the redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. We will send your money within seven days after the effective date of redemption.

26 | Prospectus

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Adviser Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM INSTITUTIONAL SHARES INTO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares of a Fund (e.g., you terminate participation in a USAA discretionary management account program), we may convert your Institutional Shares into Fund Shares. The Fund will notify you before any mandatory conversion into Fund Shares occurs.

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of a Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s transfer agent or into your USAA brokerage account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between Funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the

27 | USAA Emerging Markets Fund

price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA mutual fund account with us.

28 | Prospectus

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

29 | USAA Emerging Markets Fund

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full individual retirement account (IRA) distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

REDEMPTION FEES

The Fund may charge a 1.00% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest will be redeemed first. The redemption fee may be waived in certain circumstances, including in situations involving hardship, mandatory or systematic actions, and in other circumstances as further described in the Fund's SAI.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

30 | Prospectus

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or

31 | USAA Emerging Markets Fund

“out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after

32 | Prospectus

combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

33 | USAA Emerging Markets Fund

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

The Fund is comprised of multiple classes of shares. Each class shares the Fund’s investment objective and investment portfolio. The classes have different fees, expenses, and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and performance fee arrangements. It is not the result of any difference in base investment management or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms, and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in

34 | Prospectus

the Adviser shares and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Information in the SAI.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Fund that would otherwise be performed by the Fund’s transfer agent. In some circumstances, we and/or the Fund will pay such service providers a fee for performing those services. Also, we and the Fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the financial intermediaries’ distribution of the Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to the Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about the Fund and help defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e.,

35 | USAA Emerging Markets Fund

the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including ETFs, exchange traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service approved by the Board. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadvisers will monitor for events that would materially affect the value of the Fund’s foreign securities. The subadvisers have agreed to notify us of significant events they identify that may materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.

36 | Prospectus

Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions

37 | USAA Emerging Markets Fund

by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company" under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term capital gain"), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

38 | Prospectus

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

■ Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

39 | USAA Emerging Markets Fund

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year; in which event, it will report to you shortly after that year your share of the foreign taxes it paid and its foreign-source income.

■ Withholding

Federal law requires the Fund to withhold (referred to as "backup withholding") and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

40 | Prospectus

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Fund Shares, Institutional Shares, and Adviser Shares for the Fund over the past five years or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Fund Shares, Institutional Shares, or Adviser Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

41 | USAA Emerging Markets Fund

USAA EMERGING MARKETS FUND SHARES

                                                      YEAR ENDED MAY 31,
                             ------------------------------------------------------------------
                                 2014           2013          2012          2011           2010
                             ------------------------------------------------------------------
Net asset value at
  beginning of period        $  17.44       $  15.45      $  21.57      $  17.20       $  14.41
                             ------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .14            .17(c)        .15           .13            .11
  Net realized and
    unrealized gain (loss)        .65           1.96(c)      (5.57)         4.37           2.79
                             ------------------------------------------------------------------
Total from investment
  operations                      .79           2.13(c)      (5.42)         4.50           2.90
                             ------------------------------------------------------------------
Less distributions from:
  Net investment income          (.09)          (.14)         (.14)         (.13)          (.11)
  Realized capital gains            -              -          (.56)            -              -
                             ------------------------------------------------------------------
Total distributions              (.09)          (.14)         (.70)         (.13)          (.11)
                             ------------------------------------------------------------------
Net asset value at end
  of period                  $  18.14       $  17.44      $  15.45      $  21.57       $  17.20
                             ==================================================================
Total return (%)*                4.56          13.78        (25.21)        26.19          20.07(a)
Net assets at end
  of period (000)            $503,052       $476,735      $670,698      $821,004       $557,639
Ratios to average
  net assets:**
  Expenses (%)(b)                1.50           1.58          1.58          1.59           1.66(a)
  Net investment income (%)       .83           1.00          1.06           .68            .61
Portfolio turnover (%)             48            148(d)         72            66             66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $463,918,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratio in the
    Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Calculated using average shares.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

42 | Prospectus

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES

                                                      YEAR ENDED MAY 31,
                             ------------------------------------------------------------------
                                 2014           2013          2012          2011           2010
                             ------------------------------------------------------------------
Net asset value at
  beginning of period        $  17.41       $  15.45      $  21.60      $  17.22       $  14.41
                             ------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .18            .20(a)        .20           .22            .21(a)
  Net realized and
    unrealized gain (loss)        .65           1.99(a)      (5.58)         4.37           2.78(a)
                             ------------------------------------------------------------------
Total from investment
  operations                      .83           2.19(a)      (5.38)         4.59           2.99(a)
                             ------------------------------------------------------------------
Less distributions from:
  Net investment income          (.14)          (.23)         (.21)         (.21)          (.18)
  Realized capital gains            -              -          (.56)            -              -
                             ------------------------------------------------------------------
Total distributions              (.14)          (.23)         (.77)         (.21)          (.18)
                             ------------------------------------------------------------------
Net asset value at end
  of period                  $  18.10       $  17.41      $  15.45      $  21.60       $  17.22
                             ==================================================================
Total return (%)*                4.82          14.18        (25.01)        26.71          20.74
Net assets at end
  of period (000)            $730,863       $540,580      $202,173      $185,493       $ 77,410
Ratios to average
  net assets:**
  Expenses (%)(b)                1.29           1.30          1.27          1.20(c)        1.13(c)
  Expenses, excluding
    reimbursements (%)(b)        1.29           1.30          1.27          1.22           1.24
  Net investment income (%)      1.03           1.19          1.40          1.13           1.17
Portfolio turnover (%)             48            148(d)         72            66             66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $657,578,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than
    0.01%.
(c) Prior to October 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional
    Shares' average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

43 | USAA Emerging Markets Fund

USAA EMERGING MARKETS FUND ADVISER SHARES

                                                                                          PERIOD ENDED
                                                           YEAR ENDED MAY 31,                MAY 31,
                                                -------------------------------------------------------
                                                  2014           2013            2012          2011***
                                                -------------------------------------------------------
Net asset value at beginning of period          $17.35         $15.40         $ 21.50        $19.22
                                                ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .09            .11             .10           .03(a)
  Net realized and unrealized gain (loss)          .66           1.94           (5.57)         2.36(a)
                                                ---------------------------------------------------
Total from investment operations                   .75           2.05           (5.47)         2.39(a)
                                                ---------------------------------------------------
Less distributions from:
  Net investment income                           (.02)          (.10)           (.07)         (.11)
  Realized capital gains                             -              -            (.56)            -
                                                ---------------------------------------------------
Total distributions                               (.02)          (.10)           (.63)         (.11)
                                                ---------------------------------------------------
Net asset value at end of period                $18.08         $17.35         $ 15.40        $21.50
                                                ===================================================
Total return (%)*                                 4.34          13.31          (25.53)        12.48
Net assets at end of period (000)               $4,988         $4,784         $ 4,237        $5,919
Ratios to average net assets:**
  Expenses (%)(b)                                 1.77           2.00            2.00          2.00(c)
  Expenses, excluding
    reimbursements (%)(b)                         1.77           2.04            2.16          2.26(c)
  Net investment income (%)                        .57            .55             .63           .16(c)
Portfolio turnover (%)                              48            148(d)           72            66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $4,670,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

44 | Prospectus

NOTES

45 | USAA Emerging Markets Fund

46 | Prospectus

47 | USAA Emerging Markets Fund

9800 Fredericksburg Road
San Antonio, Texas 78288

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Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
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Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

25344-1014                Investment Company Act File No. 811-7852            ©2014, USAA. All rights reserved.                [Graphic omitted]

Part A

Prospectus for the

International Fund Shares, International Fund Institutional Shares,
International Fund Advisor Shares

Filed herein

[USAA Eagle logo (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA INTERNATIONAL FUND
FUND SHARES (USIFX) ■ INSTITUTIONAL SHARES
(UIIFX) ■ ADVISER SHARES (UAIFX)
OCTOBER 1, 2014

The Fund is comprised of multiple classes of shares. The Securities and Exchange Commission has not approved or disapproved of these Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	3
Performance	3
Investment Adviser	6
Subadviser(s)	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	6
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	7
Fund Prospectus
Investment Objective	8
Principal Investment Strategy	8
Risks	10
Portfolio Holdings	11
Fund Management	11
Portfolio Manager(s)	14
Purchases	15
Redemptions	18
Converting Shares	20
Exchanges	21
Other Important Information
About Purchases, Redemptions, and Exchanges	22
Multiple Class Information	27
Shareholder Information	29
Financial Highlights	34

INVESTMENT OBJECTIVE

The USAA International Fund (the Fund) seeks capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Redemption Fee (on shares held less than 60 days)	None	None	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.78%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.38%	0.24%	0.44%
Total Annual Operating Expenses	1.16%	1.01%	1.46%
Reimbursement From Adviser	N/A	N/A	(0.06)%(a)
Total Annual Operating Expenses	1.16%	1.01%	1.40%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.40% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may

1 | USAA International Fund

be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$118	$368	$638	$1,409
Institutional Shares	$103	$322	$558	$1,236
Adviser Shares	$143	$456	$792	$1,741

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund will normally invest its assets in investments that are tied economi-cally to a number of countries throughout the world. However, the Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

Prospectus | 2

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, the Fund invests primarily in foreign securities, and there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.
An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10

3 | USAA International Fund

years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
18.46%	12.68%	27.35%	8.83%	-35.25%	32.43%	9.87%	-9.81%	22.07%	18.02%

SIX-MONTH YTD TOTAL RETURN
2.72% (6/30/14)
BEST QUARTER*	WORST QUARTER*
20.90% 3rd Qtr. 2009	-20.30% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result
Prospectus | 4

when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
International Fund Shares
Return Before Taxes	18.02%	13.59%	8.52%
Return After Taxes on Distributions	17.92%	13.54%	7.99%
Return After Taxes on Distributions and Sale of Fund Shares	10.49%	11.11%	7.16%
				Inception
	Past			Date
	1 Year			08/01/08
International Fund Institutional Shares
Return Before Taxes	18.25%			6.44%
				Inception
	Past			Date
	1 Year			08/01/10
International Fund Adviser Shares
Return Before Taxes	17.59%			10.83%
				Institutional
				Shares
				Inception
	Past	Past	Past	Date
	1 Year	5 Years	10 Years	08/01/08*
Indexes
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.78%	12.43%	6.91%	3.11%
Lipper International Funds Index (reflects no deduction for taxes)	21.23%	13.27%	7.57%	3.82%

* The average annual total return for the MSCI EAFE Index and Lipper International Funds Index from August 1, 2010 - the inception date of Adviser Shares - through December 31, 2013, was 11.16% and 10.75%, respectively.

5 | USAA International Fund

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Massachusetts Financial Services Company d/b/a MFS Investment Management (MFS)

PORTFOLIO MANAGER(S)

Marcus L. Smith, Investment Officer and Portfolio Manager of MFS, has managed the Fund since June 2002.

Daniel Ling, Investment Officer and Portfolio Manager of MFS, has managed the Fund since October 2009.

PURCHASE AND SALE OF SHARES

Fund Shares:

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

Institutional Shares:

The Institutional Shares are not offered for sale directly to the general public. The minimum initial purchase is $1 million; however, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Adviser Shares:

Adviser Shares are available for investment through financial intermediaries. Your ability to purchase, exchange, sell, and transfer shares will be affected by the policies of the financial intermediary through which you do business. The minimum initial purchase is $3,000; however, financial intermediaries may set different investment minimums in certain circumstances.

Prospectus | 6

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7 | USAA International Fund

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund seeks capital appreciation. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, depositary receipts, and securities that carry the right to buy common stocks.

■	What is considered to be a “foreign company”?

A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company’s assets, the location of the company’s headquarters, the countries where the company’s revenues are derived, the principal trading market for the company’s stock, and whether the company is included in an index that is representative of that country.

■ Will the Fund’s assets be invested in any other securities?

MFS may invest the remainder of the Fund’s assets in equity securities of companies that have at least one foreign characteristic, as determined by Fund management, utilizing the same factors stated in the definition of a foreign company.

■ Will the Fund’s assets be invested in illiquid securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Prospectus | 8

■ Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that MFS may not invest more than 25% of the Fund’s total assets in any one industry. The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, MFS may invest a large percentage of the Fund’s assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. MFS may invest the Fund’s assets in companies of any size.

We believe the Fund combines the advantages of investing in diversified international markets with the convenience and liquidity of a mutual fund based in the United States.

■ How are the decisions to buy and sell securities made?

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above-average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

9 | USAA International Fund

RISKS

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

Geographic Concentration Risk: Because the Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in those countries or that region, and could be more volatile and risky than the performance of more geographically-diversified funds.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities.

Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain

Prospectus | 10

small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s manager(s) will not produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Board and without shareholder approval, to change subadviser(s). If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively.

Stock Market Risk: The equity securities in the Fund's portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of

11 | USAA International Fund

United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board’s approval of the Fund’s Advisory and Subadvisory Agreements is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal on an annual basis to three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment management fee depending upon the performance over performance period of the respective share class relative to the performance of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest their assets in securities with primary trading markets outside of the United States. The performance period for each share class consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Prospectus | 12

Over/Under Performance                                      Annual Adjustment Rate
Relative to Index                                   (in basis points as a percentage
(in basis points)1                                          of the Fund’s average daily net assets)1

+/– 100 to 400                                            +/– 4
+/– 401 to 700                                            +/– 5
+/– 701 and greater                                              +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment added to the base investment management fee of 0.75% by 0.03% for the Fund Shares, by 0.02% for the Institutional Shares, and by 0.02% for the Adviser Shares.

We have agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the International Fund’s Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.40% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015. If the total annual operating expense ratio of the Adviser Shares is lower than 1.40%, the Adviser Shares will operate at that lower expense ratio.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund uses a “manager-of-managers” structure. We are authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of the Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible

13 | USAA International Fund

for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund’s assets, and we can change the allocations without shareholder approval.

We have entered into an Investment Subadvisory Agreement with MFS, under which MFS provides day-to-day discretionary management of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Board and AMCO.

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, is a registered investment adviser and America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). As of June 30, 2014, net assets under the management of the MFS organization were approximately $437 billion. MFS is compensated directly by AMCO and not by the Fund.

PORTFOLIO MANAGER(S)

Marcus L. Smith, Investment Officer and Portfolio Manager, has been employed in the investment area of MFS since 1994 and has managed the Fund since June 2002.

Daniel Ling, Investment Officer and Portfolio Manager, has been employed in the investment area of MFS since 2006 and has managed the Fund since October 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by AMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

Prospectus | 14

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

Fund Shares:

The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. You may open an account with us and purchase Fund Shares on the Internet, by telephone, or by mail. Fund Shares also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

15 | USAA International Fund

To purchase Fund Shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in a Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Institutional Shares:

The Institutional Shares are a separate share class of the Fund and are not a separate mutual fund. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time.

Adviser Shares:

The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.
Copies of the Fund's annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

Prospectus | 16

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

Institutional Shares:
$1 million. However, the Fund reserves the right to waive or lower purchase minimums of Institutional Shares in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums of the Adviser Shares in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Institutional Shares:
There is no subsequent purchase minimum for investment in the Institutional Shares of the Fund through any applicable discretionary managed account or similar investment program and/or certain other USAA affiliated product.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is

17 | USAA International Fund

open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Adviser Shares, or Institutional Shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

Prospectus | 18

REDEEMING SHARES

Fund Shares:

You may redeem Fund Shares by Internet, by telephone, by mail, or through your financial intermediary on any day the NAV per share is calculated. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If Fund Shares are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

Institutional Shares:

Redemptions of Institutional Shares will receive a redemption price of the NAV per share next determined after we receive the request in proper form. If we

19 | USAA International Fund

receive the redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), the redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. We will send your money within seven days after the effective date of redemption.

Adviser Shares:

Check with your financial intermediary for its policies on redemptions. Adviser Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM INSTITUTIONAL SHARES INTO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares of a Fund (e.g., you terminate participation in a USAA discretionary management account program), we may convert your Institutional Shares of the Fund into Fund Shares. The Fund will notify you before any mandatory conversion into Fund Shares occurs.

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of a Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s transfer agent or into your USAA brokerage account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

Prospectus | 20

EXCHANGES

For federal income tax purposes, an exchange between Funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

21 | USAA International Fund

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail
■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Prospectus | 22

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

REDEMPTION FEES

The Fund may charge a 1.00% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest will be redeemed first. The redemption fee may be waived in certain circumstances, including in situations involving hardship, mandatory or systematic actions, and in other circumstances as further described in the Fund's SAI.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

23 | USAA International Fund

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

Prospectus | 24

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its

25 | USAA International Fund

monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

Prospectus | 26

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

The Fund is comprised of multiple classes of shares. Each class shares the Fund’s investment objective and investment portfolio. The classes have different fees, expenses, and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and performance fee arrangements. It is not the result of any difference in base investment management or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms, and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out

27 | USAA International Fund

of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Information in the SAI.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Fund that would otherwise be performed by the Fund’s transfer agent. In some circumstances, we and/or the Fund will pay such service providers a fee for performing those services. Also, we and the Fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the financial intermediaries’ distribution of the Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to the Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about the Fund and help defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or

Prospectus | 28

the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service approved by the Board. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadvisers will monitor for events that would materially affect the

29 | USAA International Fund

value of the Fund’s foreign securities. The subadvisers have agreed to notify us of significant events they identify that may materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.
Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

Prospectus | 30

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company” under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received

31 | USAA International Fund

deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

Prospectus | 32

■ Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year; in which event, it will report to you shortly after each that year your share of the foreign taxes it paid and its foreign-source income.

■ Withholding

Federal law requires the Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

33 | USAA International Fund

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Fund Shares, Institutional Shares, and Adviser Shares for the Fund over the past five years or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Fund Shares, Institutional Shares, or Adviser Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 34

USAA INTERNATIONAL FUND SHARES

                                                       YEAR ENDED MAY 31,
                          -----------------------------------------------------------------------------
                                2014             2013             2012             2011            2010
                          -----------------------------------------------------------------------------
Net asset value at
  beginning of period     $    27.29       $    21.59       $    26.30      $     19.71      $    18.08
                          -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .34(a)           .32(a)           .35              .29             .21
  Net realized and
    unrealized gain (loss)      3.86(a)          5.71(a)         (4.76)            6.52            1.66
                          -----------------------------------------------------------------------------
Total from investment
  operations                    4.20(a)          6.03(a)         (4.41)            6.81            1.87
                          -----------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.24)            (.33)            (.30)            (.22)           (.24)
                          -----------------------------------------------------------------------------
Net asset value at
  end of period           $    31.25       $    27.29       $    21.59       $    26.30      $    19.71
                          =============================================================================
Total return (%)*              15.44            28.01           (16.71)           34.67           10.19(b)
Net assets at
  end of period (000)     $1,836,335       $1,509,000       $1,587,445       $1,840,770      $1,215,443
Ratios to average
  net assets:**
  Expenses (%)(c)               1.16             1.21             1.21             1.21            1.25(b)
  Net investment
    income (%)                  1.16             1.27             1.56             1.37            1.09
Portfolio turnover (%)            14               20               17               25              20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $1,660,320,000.
(a) Calculated using average shares. For the year ended May 31, 2014, average shares were 56,753,000.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratio in the
    Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

35 | USAA International Fund

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES

                                                       YEAR ENDED MAY 31,
                          ------------------------------------------------------------------------------
                                2014              2013             2012              2011           2010
                          ------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    27.23        $    21.59        $  26.32          $  19.72        $  18.09
                          ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .38               .42(a)          .45               .45             .41
  Net realized and
    unrealized gain (loss)      3.85              5.65(a)        (4.82)             6.45            1.53
                          ------------------------------------------------------------------------------
Total from investment
  operations                    4.23              6.07(a)        (4.37)             6.90            1.94
                          ------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.29)             (.43)           (.36)             (.30)           (.31)
                          ------------------------------------------------------------------------------
Net asset value at
  end of period           $    31.17        $    27.23        $  21.59          $  26.32        $  19.72
                          ==============================================================================
Total return (%)*              15.60             28.23          (16.54)            35.13           10.57
Net assets at
  end of period (000)     $1,720,967        $1,235,652        $443,089          $385,203        $183,062
Ratios to average
  net assets:**
  Expenses (%)(b)               1.01              1.02             .99               .90             .87
  Expenses, excluding
    reimbursements (%)(b)       1.01              1.02             .99               .91             .91
  Net investment
    income (%)                  1.33              1.65            1.94              1.91            1.95
Portfolio turnover (%)            14                20              17                25              20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $1,534,032,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus | 36

USAA INTERNATIONAL FUND ADVISER SHARES

                                                                                          PERIOD ENDED
                                                       YEAR ENDED MAY 31,                    MAY 31,
                                             ------------------------------------------------------
                                               2014            2013            2012            2011***
                                             ------------------------------------------------------
Net asset value at beginning of period       $27.17          $21.54         $ 26.24          $22.17
                                             ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                         .25             .23             .28             .23
  Net realized and unrealized gain (loss)      3.84            5.69           (4.75)           4.05
                                             ------------------------------------------------------
Total from investment operations               4.09            5.92           (4.47)           4.28
                                             ------------------------------------------------------
Less distributions from:
  Net investment income                        (.13)           (.29)           (.23)           (.21)
                                             ------------------------------------------------------
Net asset value at end of period             $31.13          $27.17         $ 21.54          $26.24
                                             ======================================================
Total return (%)*                             15.10           27.56          (17.00)          19.38
Net assets at end of period (000)            $7,698          $6,641         $ 5,223          $6,361
Ratios to average net assets:**
  Expenses (%)(b)                              1.46            1.55            1.55            1.55(a)
  Expenses, excluding reimbursements (%)(b)    1.46            1.68            1.76            1.90(a)
  Net investment income (%)                     .85             .97            1.20            1.23(a)
Portfolio turnover (%)                           14              20              17              25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $7,154,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

37 | USAA International Fund

NOTES

Prospectus | 38

39 | USAA International Fund

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
U.S. Postage
PAID
USAA
SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23447-1014             Investment Company Act File No. 811-7852          ©2014, USAA. All rights reserved.             [Graphic omitted]

Part A

Prospectus for the

Precious Metals and Minerals Fund Shares, Precious Metals
and Minerals Fund Institutional Shares, Precious
Metals and Minerals Fund Advisor Shares

Filed herein

[USAA EAGLE LOGO (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA PRECIOUS METALS AND MINERALS FUND
FUND SHARES (USAGX) ■ INSTITUTIONAL SHARES
(UIPMX) ■ADVISER SHARES (UPMMX)
OCTOBER 1, 2014

The Fund is comprised of multiple classes of shares. The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	4
Investment Adviser	7
Portfolio Manager(s)	7
Purchase and Sale of Shares	7
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	8
Fund Prospectus
Investment Objective	9
Principal Investment Strategy	9
Risks	10
Portfolio Holdings	13
Fund Management	13
Portfolio Manager(s)	15
Purchases	15
Redemptions	19
Converting Shares	21
Exchanges	21
Other Important Information
About Purchases, Redemptions, and Exchanges	22
Multiple Class Information	28
Shareholder Information	29
Financial Highlights	35

INVESTMENT OBJECTIVE

The USAA Precious Metals and Minerals Fund (the Fund) seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Redemption Fee (on shares held less than 60 days)	None	None	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.67%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.57%	0.28%	0.43%
Total Annual Operating Expenses	1.24%	1.00%	1.40%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 | USAA Precious Metals and Minerals Fund

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$126	$393	$681	$1,500
Institutional Shares	$102	$318	$552	$1,225
Adviser Shares	$143	$443	$766	$1,680
Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies and the natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government

Prospectus | 2

regulation, and economic cycles could also adversely affect these companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, the means of global transportation, energy conservation, the success of exploration projects, commodity prices, natural and/or man-made disasters, and tax and other government regulations. Because the Fund focuses on investments in securities of precious metals and minerals companies, the Fund’s performance largely depends on the overall condition of these companies, and the Fund could be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer or a limited number of issuers. The securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results than a diversified fund.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3 | USAA Precious Metals and Minerals Fund

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 4

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
-10.75%	39.25%	43.19%	27.68%	-24.58%	62.41%	39.92%	-19.52%	-11.86%	-51.32%

SIX-MONTH YTD TOTAL RETURN
29.91% (6/30/14)
BEST QUARTER*	WORST QUARTER*
23.23% 1st Qtr. 2006	-36.50% 2nd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

5 | USAA Precious Metals and Minerals Fund

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Precious Metals and Minerals Fund Shares
Return Before Taxes	-51.32%	-4.73%	3.01%
Return After Taxes on Distributions	-51.34%	-5.51%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares	-29.03%	-1.95%	3.59%
	Past			Inception Date
	1 Year			08/01/08
Precious Metals and Minerals Fund Institutional Shares
Return Before Taxes	-51.22%			-8.55%
	Past			Inception Date
	1 Year			08/01/10
Precious Metals and Minerals Fund Adviser Shares
Return Before Taxes	-51.44%			-21.04%
	Past	Past	Past	Institutional Shares Inception Date
	1 Year	5 Years	10 Years	08/01/08*
Indexes
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	32.39%	17.93%	7.40%	9.63%
NYSE Arca Gold Miners (GDM) Index (reflects no deduction for fees, expenses, or taxes)	-53.62%	-7.77%	-1.73%	-11.45%
Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes)	-47.84%	-2.52%	2.24%	-8.39%

* The average annual total return for the S&P 500 Index, GDM Index, and Lipper Precious Metals Equity Funds Index was 18.85%, -20.26%, and -17.99%, respectively, from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2013.

Prospectus | 6

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

Dan Denbow, CFA, Assistant Vice President and portfolio manager, has managed the Fund since October 2008.

PURCHASE AND SALE OF SHARES

Fund Shares:
You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

Institutional Shares:
The Institutional Shares are not offered for sale directly to the general public. The minimum initial purchase is $1 million; however, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Adviser Shares:
Adviser Shares are available for investment through financial intermediaries. Your ability to purchase, exchange, sell, and transfer shares will be affected by the policies of the financial intermediary through which you do business. The minimum initial purchase is $3,000; however, financial intermediaries may set different investment minimums in certain circumstances.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

7 | USAA Precious Metals and Minerals Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 8

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

Since the majority of the Fund’s assets will be invested in companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. We define “principally engaged” to mean that a majority of a company’s revenue, earnings, or cash flow comes from the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds, or that a majority of a company’s asset value as determined by us comes from gold and other precious metals and minerals, such as platinum, silver, and diamonds.

■ Will the Fund’s assets be invested in any other securities?

We may invest the remainder of the Fund’s assets in equity securities of natural resource companies, such as those engaged in exploration, production, or processing of base metals, oil, coal, or forest products.

9 | USAA Precious Metals and Minerals Fund

■ Will the Fund’s assets be invested in illiquid securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

■ How are the decisions to buy and sell securities made?

We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at a reasonable valuation on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Commodities Investing Risk: The Fund’s investment in commodity-linked derivative instruments such as exchange-traded notes may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The commodity-linked derivative instrument that the Fund may invest in may concentrate its assets in a particular sector of the commodities market (such as oil, metal, or agricultural products). As a result, the security may be more susceptible to risks associated with those sectors.

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that

Prospectus | 10

invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities.
Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: The Fund is subject to management risk because it is actively managed, and there is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results. The Fund’s ability to achieve its investment objective depends in part on the managers’ skills in determining the Fund’s asset class allocations and in selecting and weighting investments in each asset class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions, which means there is a possibility that the investment techniques and risk analyses used by the Fund’s managers will not produce the desired results.

11 | USAA Precious Metals and Minerals Fund

Natural Resources Investing Risk: The natural resources industries can be significantly affected by events relating to international political and economic developments, the means of global transportation, energy conservation, the success of exploration projects, commodity prices, natural and/or man-made disasters, and tax and other government regulations.

Nondiversification Risk: The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund’s total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

Precious Metals and Minerals Securities Risk: Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are additional risks involved in investing in precious metals and minerals securities. In addition, because the Fund focuses on investments in securities of precious metals and minerals companies, the Fund’s performance largely depends on the overall condition of these companies, and the Fund could be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. Precious metals and minerals companies could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, and economic cycles could also adversely affect these companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

The Fund is subject to the risk of sharp price volatility of metals or minerals, and of shares of companies principally engaged in activities related to metals or minerals. This risk applies whether the particular metals or minerals are precious and rare (such as gold and diamonds) or base and common (such as nickel and zinc). Investments related to metals or minerals may fluctuate in price significantly over short periods because of a variety of worldwide economic, financial, and political factors. These factors include: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; commodity prices; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibi-

Prospectus | 12

tions or restrictions on the private ownership of certain precious and rare metals and minerals.

Stock Market Risk: The equity securities in the Fund's portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board‘s approval of the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly,

13 | USAA Precious Metals and Minerals Fund

is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class over the performance period relative to the performance of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds within the Lipper Precious Metals Equity Funds category. This category includes funds that invest at least 65% of their equity portfolio in shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The performance period for each share class consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Over/Under Performance                             Annual Adjustment Rate
Relative to Index                                    (in basis points as a percentage
(in basis points)1                                   of the Fund’s average daily net assets)1

+/– 100 to 400                                         +/– 4
+/– 401 to 700                                         +/– 5
+/– 701 and greater                                         +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment subtracted from the base investment management fee of 0.75% by 0.08% for the Fund Shares, by 0.03% for the Institutional Shares, and by 0.03% for the Adviser Shares.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties

Prospectus | 14

(Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets.
We would monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

PORTFOLIO MANAGER(S)

Dan Denbow, CFA, Assistant Vice President and portfolio manager, has managed the Fund since October 2008. He has 22 years of investment management experience and has worked for us for 16 years. Education: B.B.A. and M.B.A., Texas Christian University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund securities.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions

15 | USAA Precious Metals and Minerals Fund

pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. You may open an account with us and purchase Fund Shares on the Internet, by telephone, or by mail. Fund Shares also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase Fund Shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.
If Fund Shares are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in a Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Institutional Shares:
The Institutional Shares are a separate share class of the Fund and are not a separate mutual fund. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance

Prospectus | 16

companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time.

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.
Copies of the Fund's annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

Institutional Shares:
$1 million. However, the Fund reserves the right to waive or lower purchase minimums of Institutional Shares in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums of the Adviser Shares in certain circumstances.

17 | USAA Precious Metals and Minerals Fund

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Institutional Shares:
There is no subsequent purchase minimum for investment in the Institutional Shares of the Fund through any applicable discretionary managed account or similar investment program and/or certain other USAA affiliated product.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares, or Adviser Shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer

Prospectus | 18

orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares by Internet, by telephone, by mail, or through your financial intermediary on any day the NAV per share is calculated. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable

19 | USAA Precious Metals and Minerals Fund

procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If Fund Shares are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

Institutional Shares:
Redemptions of Institutional Shares will receive a redemption price of the NAV per share next determined after we receive the request in proper form. If we receive the redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), the redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. We will send your money within seven days after the effective date of redemption.

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Adviser Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

Prospectus | 20

CONVERTING SHARES

CONVERTING FROM INSTITUTIONAL SHARES INTO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares of a Fund (e.g., you terminate participation in a USAA discretionary management account program), we may convert your Institutional Shares into Fund Shares. The Fund will notify you before any mandatory conversion into Fund Shares occurs.

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of a Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s transfer agent or into your USAA brokerage account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between Funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The

21 | USAA Precious Metals and Minerals Fund

Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Prospectus | 22

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

23 | USAA Precious Metals and Minerals Fund

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

REDEMPTION FEES

The Fund may charge a 1.00% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest will be redeemed first. The redemption fee may be waived in certain circumstances, including in situations involving hardship, mandatory or systematic actions, and in other circumstances as further described in the Fund's SAI.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra

Prospectus | 24

Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

25 | USAA Precious Metals and Minerals Fund

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the

Prospectus | 26

underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

27 | USAA Precious Metals and Minerals Fund

MULTIPLE CLASS INFORMATION

The Fund is comprised of multiple classes of shares. Each class shares the Fund’s investment objective and investment portfolio. The classes have different fees, expenses, and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and performance fee arrangements. It is not the result of any difference in base investment management or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms, and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Information in the SAI.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Fund that would otherwise be performed by the Fund’s transfer agent. In some circumstances, we and/or the Fund will pay such service providers a fee for performing those

Prospectus | 28

services. Also, we and the Fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the financial intermediaries’ distribution of the Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to the Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about the Fund and help defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as other-wise noted, traded primarily on domestic securities exchanges or the over-the-

29 | USAA Precious Metals and Minerals Fund

counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service approved by the Board. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we will monitor for events that would materially affect the value of the Fund’s foreign securities. If we determine a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Prospectus | 30

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

31 | USAA Precious Metals and Minerals Fund

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company" under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term capital gain"), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

Prospectus | 32

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

■ Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year; in which event, it will report to you shortly after that year your share of the foreign taxes it paid and its foreign-source income.

33 | USAA Precious Metals and Minerals Fund

■ Withholding

Federal law requires the Fund to withhold (referred to as "backup withholding") and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

Prospectus | 34

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Fund Shares, Institutional Shares, and Adviser Shares for the Fund over the past five years or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Fund Shares, Institutional Shares, or Adviser Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

35 | USAA Precious Metals and Minerals Fund

USAA PRECIOUS METALS AND MINERALS FUND SHARES
                                                      YEAR ENDED MAY 31,
                               -------------------------------------------------------------------
                                   2014          2013           2012           2011           2010
                               -------------------------------------------------------------------
Net asset value at
  beginning of period          $  16.69      $  25.80     $    40.55     $    36.87     $    29.49
                               -------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss(a)           (.02)         (.00)(b)       (.07)          (.23)          (.24)
  Net realized and
    unrealized gain (loss)(a)     (2.53)        (8.67)        (10.76)          8.52(c)        8.15
                               -------------------------------------------------------------------
Total from investment
  operations(a)                   (2.55)        (8.67)        (10.83)          8.29           7.91
                               -------------------------------------------------------------------
Less distributions from:
  Net investment income            (.02)            -           (.08)          (.67)          (.53)
  Realized capital gains              -          (.44)         (3.84)         (3.94)             -
                               -------------------------------------------------------------------
Total distributions                (.02)         (.44)         (3.92)         (4.61)          (.53)
                               -------------------------------------------------------------------
Net asset value at end
  of period                    $  14.12      $  16.69     $    25.80     $    40.55     $    36.87
                               ===================================================================
Total return (%)*                (15.26)       (34.23)        (29.04)         21.99(c)       27.03(d)
Net assets at end
  of period (000)              $710,487      $841,841     $1,577,939     $2,246,060     $1,767,212
Ratios to average
  net assets:**
  Expenses (%)(e)                  1.24          1.18           1.17           1.15           1.20(d)
  Net investment loss (%)          (.13)         (.01)          (.21)          (.56)          (.75)
Portfolio turnover (%)               10            15             20             24             23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $762,093,000.
(a) Calculated using average shares. For the year ended May 31, 2014, average shares were 50,535,000.
(b) Represents less than $0.01 per share.
(c) During the year ended May 31, 2011, the Manager reimbursed the Fund
    Shares $12,000 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the
    Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(e) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus | 36

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES

                                                       YEAR ENDED MAY 31,
                                 ---------------------------------------------------------------
                                     2014          2013          2012          2011         2010
                                 ---------------------------------------------------------------
Net asset value at
  beginning of period            $  16.77      $  25.87      $  40.67       $ 36.95      $ 29.54
                                 ---------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)(a)                  .02           .06           .02          (.11)        (.13)
  Net realized and
    unrealized gain (loss)(a)       (2.56)        (8.72)       (10.81)         8.53(b)      8.16
                                 ---------------------------------------------------------------
Total from investment
  operations(a)                     (2.54)        (8.66)       (10.79)         8.42         8.03
                                 ---------------------------------------------------------------
Less distributions from:
  Net investment income              (.06)            -          (.17)         (.76)        (.62)
  Realized capital gains                -          (.44)        (3.84)        (3.94)           -
                                 ---------------------------------------------------------------
Total distributions                  (.06)         (.44)        (4.01)        (4.70)        (.62)
                                 ---------------------------------------------------------------
Net asset value at end
  of period                      $  14.17      $  16.77      $  25.87       $ 40.67      $ 36.95
                                 ===============================================================
Total return (%)*                  (15.11)       (34.10)       (28.89)        22.32(b)     27.43
Net assets at end
  of period (000)                $183,768      $317,818      $145,782       $64,034      $40,197
Ratios to average
  net assets:**
  Expenses (%)(c)                    1.00           .99           .97           .89          .90
  Expenses, excluding
    reimbursements (%)(c)            1.00           .99           .97           .89(d)       .90(d)
  Net investment
    income (loss) (%)                 .11           .27           .05          (.28)        (.42)
Portfolio turnover (%)                 10            15            20            24           23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $244,947,000.
(a) Calculated using average shares. For the year ended May 31, 2014, average shares were 16,101,000.
(b) During the year ended May 31, 2011, the Manager reimbursed the
    Institutional Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the
    Institutional Shares' net realized loss and total return was less than
    $0.01/0.01% per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than
    0.01%.
(d) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional
    Shares' average net assets.

37 | USAA Precious Metals and Minerals Fund

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES

                                                                                   PERIOD ENDED
                                                   YEAR ENDED MAY 31,                  MAY 31,
                                              -------------------------------------------------
                                                 2014          2013         2012        2011***
                                              -------------------------------------------------
Net asset value at beginning of period        $ 16.57       $ 25.68      $ 40.48      $36.47
                                              ----------------------------------------------
Income (loss) from investment operations:
  Net investment loss(a)                         (.05)         (.06)        (.13)       (.27)
  Net realized and unrealized gain (loss)(a)    (2.51)        (8.61)      (10.78)       8.85(b)
                                              ----------------------------------------------
Total from investment operations(a)             (2.56)        (8.67)      (10.91)       8.58
                                              ----------------------------------------------
Less distributions from:
  Net investment income                          (.00)(c)         -         (.06)       (.63)
  Realized capital gains                            -          (.44)       (3.84)      (3.94)
                                              ----------------------------------------------
Total distributions                              (.00)(c)      (.44)       (3.90)      (4.57)
                                              ----------------------------------------------
  Redemption fees                                (.00)(c)      (.00)(c)      .01        (.00)(c)
                                              ----------------------------------------------
Net asset value at end of period              $ 14.01       $ 16.57      $ 25.68      $40.48
                                              ==============================================
Total return (%)*                              (15.45)       (34.39)      (29.26)      23.02(b)
Net assets at end of period (000)             $15,727       $11,052      $11,904      $6,384
Ratios to average net assets:**
  Expenses (%)(d)                                1.40          1.45         1.45        1.45(e)
  Expenses, excluding reimbursements (%)(d)      1.40          1.49         1.55        1.90(e)
  Net investment loss (%)                        (.31)         (.23)        (.39)       (.78)(e)
Portfolio turnover (%)                             10            15           20          24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $13,293,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the year ended May 31, 2014, average shares were 890,000.
(b) During the period ended May 31, 2011, the Manager reimbursed the Adviser
    Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

Prospectus | 38

NOTES

39 | USAA Precious Metals and Minerals Fund

9800 Fredericksburg Road
San Antonio, Texas 78288

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Set your Document Preferences to USAA documents online

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If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23446-1014                   Investment Company Act File No. 811-7852          ©2014, USAA. All rights reserved.             [Graphic omitted]

Part A

Prospectus for the

World Growth Fund Shares, World Growth Fund Advisor Shares

Filed herein

[USAA Eagle logo (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA WORLD GROWTH FUND
FUND SHARES (USAWX) ■ ADVISER SHARES (USWGX)
OCTOBER 1, 2014

The Fund is comprised of multiple classes of shares. The Securities and Exchange Commission has not approved or disapproved of these Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	3
Investment Adviser	5
Subadviser(s)	5
Portfolio Manager(s)	5
Purchase and Sale of Shares	6
Tax Information	6
Payments to Broker-Dealers and
Other Financial Intermediaries	6
Fund Prospectus
Investment Objective	7
Principal Investment Strategy	7
Risks	8
Portfolio Holdings	10
Fund Management	10
Portfolio Manager(s)	12
Purchases	13
Redemptions	16
Converting Shares	18
Exchanges	18
Other Important Information
About Purchases, Redemptions, and Exchanges	19
Multiple Class Information	25
Shareholder Information	26
Financial Highlights	32

INVESTMENT OBJECTIVE

The USAA World Growth Fund (the Fund) seeks capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Adviser Shares
Redemption Fee (on shares held less than 60 days)	None	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.78%	0.77%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.41%	0.33%
Total Annual Operating Expenses	1.19%	1.35%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 | USAA World Growth Fund

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$121	$378	$654	$1,443
Adviser Shares	$137	$428	$739	$1,624
Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial, market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets

Prospectus | 2

and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.
An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.
Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

3 | USAA World Growth Fund

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
18.32%	7.73%	23.96%	9.32%	-34.00%	31.36%	12.19%	-4.35%	23.41%	27.74%

SIX-MONTH YTD TOTAL RETURN
4.59% (6/30/14)
BEST QUARTER*	WORST QUARTER*
19.17% 2nd Qtr. 2009	-18.21% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Prospectus | 4

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013

	Past	Past	Past
	1 Year	5 Years	10 Years
World Growth Fund Shares
Return Before Taxes	27.74%	17.32%	9.74%
Return After Taxes on Distributions	27.10%	17.13%	9.18%
Return After Taxes on Distributions and Sale of Fund Shares	16.32%	14.14%	8.11%
				Inception
	Past	Past	Past	Date
	1 Year	5 Years	10 Years	08/01/10
World Growth Fund Adviser Shares
Return Before Taxes	27.36%			16.23%
Indexes
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	26.68%	15.02%	6.98%	14.52%
Lipper Global Funds Index (reflects no deduction for taxes)	25.72%	14.29%	7.13%	12.85%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

SUBADVISER(S)

Massachusetts Financial Services Company d/b/a MFS Investment Management (MFS)

PORTFOLIO MANAGER(S)

David R. Mannheim, Investment Officer and Portfolio Manager of MFS, has managed the Fund since June 2002.

Roger Morley, Investment Officer and Portfolio Manager of MFS, has managed the Fund since October 2009.

5 | USAA World Growth Fund

PURCHASE AND SALE OF SHARES

Fund Shares:
You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

Adviser Shares:
Adviser Shares are available for investment through financial intermediaries. Your ability to purchase, exchange, sell, and transfer shares will be affected by the policies of the financial intermediary through which you do business. The minimum initial purchase is $3,000; however, financial intermediaries may set different investment minimums in certain circumstances.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 6

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund seeks capital appreciation. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund invests its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

■ Why are foreign and domestic stocks combined in the Fund’s portfolio?

We believe that foreign stocks may have a balancing impact with regard to domestic stocks during periods of adverse economic and market conditions in the United States. Therefore, the Fund combines the advantages of investing in a diversified international market and domestic market, with the convenience and liquidity of a mutual fund based in the United States.

■ Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that MFS may invest no more than 25% of the Fund’s total assets in any one industry. The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, MFS may invest a large percentage of the Fund’s assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

7 | USAA World Growth Fund

■ Will the Fund’s asset be invested in illiquid securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

■ How are the decisions to buy and sell securities made?

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above-average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial, market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal

Prospectus | 8

judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

Geographic Concentration Risk: Because the Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in those countries or that region, and could be more volatile and risky than the performance of more geographically-diversified funds.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s

9 | USAA World Growth Fund

manager(s) will not produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Board and without shareholder approval, to change subadviser(s). If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively.

Stock Market Risk: The equity securities in the Fund's portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision

Prospectus | 10

by the Board. A discussion regarding the basis of the Board’s approval of the Fund’s Advisory and Subadvisory Agreements is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. The performance period for each share class consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Over/Under Performance                                   Annual Adjustment Rate
Relative to Index                                          (in basis points as a percentage
(in basis points)1                                         of the Fund’s average daily net assets)1

+/– 100 to 400                                            +/– 4
+/– 401 to 700                                            +/– 5
+/– 701 and greater                                        +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment added to the base investment

11 | USAA World Growth Fund

management fee of 0.75% by 0.03% for the Fund Shares and 0.02% for the Adviser Shares.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund uses a “manager-of-managers” structure. We are authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of the Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund’s assets, and we can change the allocations without shareholder approval.

We have entered into an Investment Subadvisory Agreement with MFS, under which MFS provides day-to-day discretionary management of the Fund’s assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Board and AMCO.
MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, is a registered investment adviser and America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). As of June 30, 2014, net assets under the management of the MFS organization were approximately $437 billion. MFS is compensated directly by AMCO and not by the Fund.

PORTFOLIO MANAGER(S)

David R. Mannheim, Investment Officer and Portfolio Manager, has been employed in the investment area of MFS since 1988 and has managed the Fund since June 2002.

Prospectus | 12

Roger Morley, Investment Officer and Portfolio Manager, has been employed in the investment area of MFS since 2002 and has managed the Fund since October 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by AMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or

13 | USAA World Growth Fund

to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. You may open an account with us and purchase Fund Shares on the Internet, by telephone, or by mail. Fund Shares also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase Fund Shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.
If Fund Shares are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in a Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the

Prospectus | 14

financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund's annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums of the Adviser Shares in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is

15 | USAA World Growth Fund

open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of close of the next regular trading session of the NYSE.

A Fund or a Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares or Adviser Shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

Prospectus | 16

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares by Internet, by telephone, by mail, or through your financial intermediary on any day the NAV per share is calculated. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If Fund Shares are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Adviser Shares purchased through a financial intermediary should be redeemed through

17 | USAA World Growth Fund

the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of a Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s transfer agent or into your USAA brokerage account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between Funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Prospectus | 18

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

19 | USAA World Growth Fund

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

Prospectus | 20

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

REDEMPTION FEES

The Fund may charge a 1.00% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest will be redeemed first. The redemption fee may be waived in certain circumstances, including in situations involving hardship, mandatory or systematic actions, and in other circumstances as further described in the Fund's SAI.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra

21 | USAA World Growth Fund

Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

Prospectus | 22

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the

23 | USAA World Growth Fund

underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

Prospectus | 24

MULTIPLE CLASS INFORMATION

The Fund is comprised of multiple classes of shares. Each class shares the Fund’s investment objective and investment portfolio. The classes have different fees, expenses, and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and performance fee arrangements. It is not the result of any difference in base investment management or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms, and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Information in the SAI.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Fund that would otherwise be performed by the Fund’s transfer agent. In some circumstances, we and/or the Fund will pay such service providers a fee for performing those

25 | USAA World Growth Fund

services. Also, we and the Fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the financial intermediaries’ distribution of the Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to the Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about the Fund and help defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-

Prospectus | 26

the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service approved by the Board. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadvisers will monitor for events that would materially affect the value of the Fund’s foreign securities. The subadvisers have agreed to notify us of significant events they identify that may materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask

27 | USAA World Growth Fund

prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

Prospectus | 28

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company” under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares of the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the

29 | USAA World Growth Fund

shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

■ Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes

Prospectus | 30

paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year; in which event, it will report to you shortly after that year your share of the foreign taxes it paid and its foreign-source income.

■ Withholding

Federal law requires the Fund to withhold (referred to as "backup withholding") and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive

31 | USAA World Growth Fund

individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Fund Shares and Adviser Shares for the Fund over the past five years or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Fund Shares or Adviser Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 32

USAA WORLD GROWTH FUND SHARES

                                                     YEAR ENDED MAY 31,
                              ------------------------------------------------------------------
                                    2014          2013          2012          2011          2010
                              ------------------------------------------------------------------
Net asset value at
  beginning of period         $    24.24      $  18.41      $  20.41      $  15.48      $  13.47
                              ------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .20           .19           .17           .16           .12
  Net realized and
    unrealized gain (loss)          4.19          5.85         (2.01)         4.88          2.02
                              ------------------------------------------------------------------
Total from investment
  operations                        4.39          6.04         (1.84)         5.04          2.14
                              ------------------------------------------------------------------
Less distributions from:
  Net investment income             (.19)         (.20)         (.16)         (.11)         (.13)
  Realized capital gains            (.44)         (.01)            -             -             -
                              ------------------------------------------------------------------
Total distributions                 (.63)         (.21)         (.16)         (.11)         (.13)
                              ------------------------------------------------------------------
Net asset value at end
  of period                   $    28.00      $  24.24      $  18.41      $  20.41      $  15.48
                              ==================================================================
Total return (%)*                  18.24         32.93         (8.95)        32.63         15.78(a)
Net assets at end
  of period (000)             $1,128,586      $879,178      $615,644      $642,494      $434,958
Ratios to average
  net assets:**
  Expenses (%)(b)                   1.19          1.25          1.30          1.29          1.34(a)
  Net investment income (%)          .75           .93           .96           .95           .76
Portfolio turnover (%)                 9            12            12            17            15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $998,900,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

33 | USAA World Growth Fund

USAA WORLD GROWTH FUND ADVISER SHARES

                                                                                      PERIOD ENDED
                                                          YEAR ENDED MAY 31,             MAY 31,
                                                 -------------------------------------------------
                                                    2014           2013        2012        2011***
                                                 -------------------------------------------------
Net asset value at beginning of period           $ 24.17         $18.37      $20.38      $16.79
                                                 ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .18            .13         .12         .12
  Net realized and unrealized gain (loss)           4.16           5.82       (2.01)       3.57
                                                 ----------------------------------------------
Total from investment operations                    4.34           5.95       (1.89)       3.69
                                                 ----------------------------------------------
Less distributions from:
  Net investment income                             (.17)          (.14)       (.12)       (.10)
  Realized capital gains                            (.44)          (.01)          -           -
                                                 ----------------------------------------------
Total distributions                                 (.61)          (.15)       (.12)       (.10)
                                                 ----------------------------------------------
Net asset value at end of period                 $ 27.90         $24.17      $18.37      $20.38
                                                 ==============================================
Total return (%)*                                  18.08          32.47       (9.26)      22.02
Net assets at end of period (000)                $21,583         $8,490      $5,808      $6,435
Ratios to average net assets:**
  Expenses (%)(a)                                   1.35           1.60        1.60        1.60(b)
  Expenses, excluding reimbursements (%)(a)         1.35           1.63        1.76        1.92(b)
  Net investment income (%)                          .64            .59         .64         .80(b)
Portfolio turnover (%)                                 9             12          12          17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $17,240,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

Prospectus | 34

NOTES

35 | USAA World Growth Fund

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
U.S. Postage
PAID
USAA

SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23448-1014                            Investment Company Act File No. 811-7852              ©2014, USAA. All rights reserved.       [Graphic omitted]

Part A

Prospectus for the

Government Securities Fund Shares, Government Securities Fund Advisor Shares

Filed herein

[USAA EAGLE LOGO (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA GOVERNMENT SECURITIES FUND
FUND SHARES (USGNX) ■ ADVISER SHARES (UAGNX)
OCTOBER 1, 2014

The Fund is comprised of multiple classes of shares. The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	7
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	7
Fund Prospectus
Investment Objective	8
Principal Investment Strategy	8
Risks	11
Portfolio Holdings	14
Fund Management	14
Portfolio Manager(s)	16
Purchases	16
Redemptions	19
Converting Shares	21
Exchanges	21
Other Important Information
About Purchases, Redemptions, and Exchanges	22
Multiple Class Information	28
Shareholder Information	29
Financial Highlights	34

INVESTMENT OBJECTIVE

The USAA Government Securities Fund (the Fund) provides investors a high level of current income consistent with preservation of principal.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Adviser Shares
Redemption Fee (on shares held less than 60 days)	None	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.12%	0.09%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.35%	0.50%
Total Annual Operating Expenses	0.47%	0.84%
Reimbursement From Adviser	N/A	(0.09)%(a)
Total Annual Operating Expenses After Reimbursement	0.47%	0.75%

(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by us at any time after October 1, 2015.

1 | USAA Government Securities Fund

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 invest-ment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$48	$151	$263	$591
Adviser Shares	$77	$259	$457	$1,029

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer’s Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

Prospectus | 2

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk should be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

The Fund is subject to the risk that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. If interest rates increase, the yield of the Fund may increase and the market value of the Fund's securities may decline, adversely affecting the Fund's net asset value (NAV) and total return. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund's securities may increase, which may increase the Fund's NAV and total return.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets.  Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

The Fund is subject to legislative risk, which is the risk that new government policies may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.

3 | USAA Government Securities Fund

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 4

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
3.44%	2.71%	4.17%	6.29%	7.24%	5.47%	5.42%	5.96%	1.96%	-1.69%

SIX-MONTH YTD TOTAL RETURN
2.81% (6/30/14)
BEST QUARTER*	WORST QUARTER*
3.66% 4th Qtr. 2008	-2.07% 2nd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

5 | USAA Government Securities Fund

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Past	Past
	1 Year	5 Years	10 Years
Government Securities Fund Shares
Return Before Taxes	-1.69%	3.38%	4.07%
Return After Taxes on Distributions	-2.86%	2.12%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares	-0.95%	2.15%	2.59%
				Inception
	Past	Past	Past	Date
	1 Year	5 Years	10 Years	08/01/10
Government Securities Fund Adviser Shares
Return Before Taxes	-2.24%			1.38%
Indexes
Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, or taxes)	-1.32%	3.01%	4.23%	1.96%
Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes)	-2.61%	3.55%	4.15%	2.29%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

Donna J. Baggerly, CFA, Vice President, Insurance Portfolios, has managed the Fund since July 2012.

R. Neal Graves, CFA, CPA, Executive Director, Insurance Portfolios, has co-managed the Fund since October 2013.

Prospectus | 6

PURCHASE AND SALE OF SHARES

Fund Shares:
You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50

Adviser Shares:
Adviser Shares are available for investment through financial intermediaries. Your ability to purchase, exchange, sell, and transfer shares will be affected by the policies of the financial intermediary through which you do business. The minimum initial purchase is $3,000; however, financial intermediaries may set different investment minimums in certain circumstances.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7 | USAA Government Securities Fund

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■      What is the Fund’s investment objective?

The Fund provides investors a high level of current income consistent with preservation of principal. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■	What is the Fund’s principal investment strategy?

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); mortgage-backed securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including, but not limited to, Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmers Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

■	What are U.S. Treasury bills, notes, bonds, and TIPS?

U.S. Treasuries are negotiable debt obligations of the U.S. government secured by its full faith and credit and issued at various schedules and maturities. U.S. Treasury bills are short-term securities with maturities of one year or less issued at a discount from face value; U.S. Treasury notes are intermediate securities with maturities of one to 10 years; and U.S. Treasury bonds are long-term debt instruments with maturities greater than 10 years. The interest income from U.S. Treasury securities is exempt from state and local, but not federal, taxes. TIPS are inflation-indexed bonds issued by the U.S. Treasury. The principal is adjusted to reflect changes in the Consumer Price Index (CPI), the commonly

Prospectus | 8

used measure of inflation. When the CPI rises, the principal adjusts upward. If the index falls, the principal adjusts downwards. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

■      What are Agency Mortgage-Backed Securities (MBS)?

Agency Mortgage-Backed Securities (MBS) are backed by one of the federal housing agencies, such as GNMA, Fannie Mae, or Freddie Mac.

GNMA securities represent ownership in a pool of mortgage loans or a single mortgage loan. These loans are individually insured or guaranteed by the federal agencies with which GNMA partners. GNMA’s partners include the Federal Housing Administration, the Veterans Administration, the Rural Housing Service, and the Office of Public and Indian Housing. Once approved by GNMA, each mortgage or pool of mortgages is additionally guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the mortgagors actually make their payments). The guarantee represents a general obligation of the U.S. Treasury. Therefore, GNMA securities are backed by the full faith and credit of the U.S. government.

Fannie Mae and Freddie Mac securities also represent pools of mortgage loans or a single mortgage loan, but these are insured by the respective agencies.

■	What is the credit quality of these securities?

Securities that are backed by the full faith and credit of the U.S. government are considered to be of the highest credit quality available. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate.  U.S. Treasuries and GNMA securities are backed by the full faith and credit of the U.S. govern-ment. Other U.S. government securities are backed by the issuing agencies and supported by the right of the issuer to borrow from the U.S. Treasury.

The financial crisis in the U.S. and global economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country might adversely impact issuers in a different country. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental

9 | USAA Government Securities Fund

organizations. These conditions could negatively impact the value of the Fund’s investments.

■      How do MBS securities differ from conventional bonds?

MBS securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. Additionally, the Fund may receive unscheduled principal payments, which represent prepayments on the underlying mortgages. Because the Fund will reinvest these scheduled and unscheduled principal payments at a time when the current interest rate may be higher or lower than the Fund’s current yield, an investment in the Fund may not be an effective means of “locking in” long-term interest rates.

■       What is the average maturity of an MBS security?

MBS securities evidence interest in a pool of underlying mortgages (or a single mortgage), which generally have maximum lives of either 15, 20, 30, or 40 years. However, due to both scheduled and unscheduled principal payments, MBS securities generally have a shorter average life and, therefore, have less principal volatility than a bond of comparable maturity.

Since the prepayment rates will vary widely, it is not possible to predict accurately the average life of a particular MBS pool, though it will be shorter than the stated final maturity. Because the expected average life is a better indicator of the maturity characteristics of MBS securities, principal volatility and yield may be more comparable to 5-year or 10-year U.S. Treasury bonds.

■      Will the Fund’s assets be invested in illiquid securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

■      How are the decisions to buy and sell securities made?

We manage the Fund to generate high total return with strong emphasis on current income. Of particular importance for mortgage securities is prepayment risk. We generally try to diversify this risk by buying different kinds of mortgage securities, which should have different prepayment characteristics. When weighing our decision to buy or sell a security, we strive to balance the value of the level of income, the prepayment risk, and the price volatility, both for the individual security and its relationship with the rest of the portfolio.

Prospectus | 10

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Credit Risk: Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

Interest Rate Risk: As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

❖	If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities may decline, adversely affecting the Fund’s NAV and total return.

❖	If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund’s securities may increase, which may increase the Fund’s NAV and total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Fed) has attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as “quantitative easing”). As the Fed “tapers” or reduces quantitative easing (or as the market anticipates future tapering), there is a risk that interest rates across the U.S. financial system will rise. These policy changes and related market speculation as to their timing may expose fixed-income markets to heightened volatility and may reduce liquidity

11 | USAA Government Securities Fund

for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets.  Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Legislative Risk: The Fund is subject to legislative risk, which is the risk that new government policies may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s manager(s) will not produce the desired results.

Prospectus | 12

Prepayment Risk: Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

U.S. Government Sponsored Enterprises (GSEs) Risk: While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs, are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Freddie Mac and Fannie Mae under conservatorship and appointed the FHFA as their regulator. Freddie Mac and Fannie Mae currently remain under conservatorship. In addition, the U.S. Treasury entered into purchase agreements with Freddie Mac and Fannie Mae to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

13 | USAA Government Securities Fund

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment.  The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-eighth of one percent (0.125%) of the Fund’s average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment manage-ment fee depending upon the performance over the performance period of the respective share class relative to the performance of a Lipper Index. The portion of the performance adjustment based on the period through January 31, 2012, was calculated monthly by comparing the Fund's performance to that of the Lipper GNMA Funds Index. Effective February 1, 2012, the performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of fund assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to 10 years. The performance period for each share class consists of the current month plus the previous 35 months.

Prospectus | 14

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the following chart:

Over/Under Performance                                                                      Annual Adjustment Rate
Relative to Index                                                               (in basis points as a percentage
(in basis points)1                                                               of the Fund’s average daily net assets)1

+/– 20 to 50                                                                                   +/– 4
+/– 51 to 100                                                                                 +/– 5
+/– 101 and greater                                                                               +/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average daily net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Index over that period, even if the Fund had overall negative returns during the performance period. For the fiscal year ended May 31, 2014, the performance adjustment subtracted from the base investment management fee of 0.125% by 0.01% for the Fund Shares and 0.04% for the Adviser Shares.

We have agreed, through October 1, 2015, to make payments or waive manage-ment, administration, and other fees to limit the expenses of the Fund’s Adviser Shares so that the total annual operating expenses (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares’ average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after October 1, 2015. If the total annual operating expense ratio of the Adviser Shares is lower than 0.75%, the Adviser Shares will operate at that lower expense ratio.

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

15 | USAA Government Securities Fund

The Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of the Board and without shareholder approval) one or more sub-advisers to manage the actual day-to-day investment of the Fund’s assets.

We would monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

PORTFOLIO MANAGER(S)

Donna J. Baggerly, CFA, Vice President, Insurance Portfolios, has managed the Fund since July 2012. She previously managed the Fund from November 1999 through May 2002. She has 27 years of investment management experience and has worked for us for 19 years. Education: M.B.A., St. Mary's University and a B.S.B., Eastern Illinois University. She holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Executive Director, Insurance Portfolios, has co-managed the Fund since October 2013. Mr. Graves has 21 years of finance related experience including 15 years of investment management experience with USAA. Education: Master in Professional Accounting, University of
Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of

Prospectus | 16

funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. You may open an account with us and purchase Fund Shares on the Internet, by telephone, or by mail. Fund Shares also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase Fund Shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in a Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

17 | USAA Government Securities Fund

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund's annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums of Fund Shares in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums of the Adviser Shares in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Prospectus | 18

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares or Adviser Shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the

19 | USAA Government Securities Fund

proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares by Internet, by telephone, by mail, or through your financial intermediary on any day the NAV per share is calculated. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain informa-tion from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If Fund Shares are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in

Prospectus | 20

proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Adviser Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to inter-mediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of the Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s transfer agent or into your USAA brokerage account, we may convert your Adviser Shares of the Fund into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the exchanged shares and the price of the shares when they are exchanged. See the section entitled Taxes for information regarding basis election and reporting.

21 | USAA Government Securities Fund

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of a Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA mutual fund account with us.

Prospectus |22

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

23 | USAA Government Securities Fund

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

REDEMPTION FEES

The Fund may charge a 1.00% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest will be redeemed first. The redemption fee may be waived in certain circum-stances, including in situations involving hardship, mandatory or systematic actions, and in other circumstances as further described in the Fund's SAI.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

Prospectus | 24

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or

25 | USAA Government Securities Fund

“out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after

Prospectus | 26

combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial inter-mediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

27 | USAA Government Securities Fund

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations; and

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

The Fund is comprised of multiple classes of shares. Each class shares the Fund’s investment objective and investment portfolio. The classes have different fees, expenses, and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and performance fee arrangements. It is not the result of any difference in base investment management or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms, and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in

Prospectus | 28

the Adviser shares and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Information in the SAI.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Fund that would otherwise be performed by the Fund’s transfer agent. In some circumstances, we and/or the Fund will pay such service providers a fee for performing those services. Also, we and the Fund’s distributor may make payments to interme-diaries for various additional services, other expenses and/or the financial intermediaries’ distribution of the Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to the Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about the Fund and help defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the financial inter-mediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distri-butor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing

29 | USAA Government Securities Fund

by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily avail-able and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

Prospectus | 30

DIVIDENDS AND OTHER DISTRIBUTIONS

Net investment income is accrued daily and distributed monthly. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any distributions of net realized capital gain (in this section together with net investment income dividends, “distributions”) will be paid in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distributions made by the Fund will reduce the NAV per share by the amount of the distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all of these distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share any distribution payment returned to us by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company" under the Code. By doing so, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net invest-ment income and the excess, if any, of net short-term capital gain over net long-term capital loss both determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax. Distributions from investment company taxable income are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Fund dividends derived from interest on certain U.S.

31 | USAA Government Securities Fund

government securities generally will be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements the Fund must meet, but income from repurchase agreements and interest on mortgage-backed U.S. government securities generally will not be exempt.

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individuals and certain other non-corporate shareholders (each, an individual shareholder) will be subject to federal income tax at a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed (or exchanged shares) and the redemption proceeds (the NAV of the shares of the fund into which you exchange) you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

Prospectus | 32

■ Withholding

Federal law requires the Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■       Underreports dividend or interest income, or

■       Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

 ■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

33 | USAA Government Securities Fund

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Fund Shares and Adviser Shares for the Fund over the past five years or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Fund Shares or Adviser Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 34

USAA GOVERNMENT SECURITIES FUND SHARES

                                                         YEAR ENDED MAY 31,
                               --------------------------------------------------------------------------
                                   2014            2013             2012             2011            2010
                               --------------------------------------------------------------------------
Net asset value at
   beginning of period         $  10.08        $  10.40         $  10.30         $  10.19        $   9.97
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .28             .29              .33              .38             .38
   Net realized and
      unrealized gain (loss)       (.06)           (.32)             .10              .11             .22
                               --------------------------------------------------------------------------
Total from investment
   operations                       .22            (.03)             .43              .49             .60
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.28)           (.29)            (.33)            (.38)           (.38)
                               --------------------------------------------------------------------------
Net asset value at end
   of period                   $  10.02        $  10.08         $  10.40         $  10.30        $  10.19
                               ==========================================================================
Total return (%)*                  2.20            (.36)            4.24             4.89            6.15(b)
Net assets at end
   of period (000)             $451,688        $553,495         $641,730         $604,893        $609,919
Ratios to average
   net assets:**
   Expenses (%)(a)                  .47             .41              .41              .42             .43(b)
   Net investment income (%)       2.78            2.77             3.19             3.71            3.79
Portfolio turnover (%)                0              24               20               19              27

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $484,017,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the
    Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

35 | USAA Government Securities Fund

USAA GOVERNMENT SECURITIES FUND  ADVISER SHARES

                                                                                                 PERIOD ENDED
                                                         YEAR ENDED MAY 31,                         MAY 31,
                                               -------------------------------------------------------------
                                                 2014             2013            2012               2011***
                                               -------------------------------------------------------------
Net asset value at beginning of period         $10.07           $10.40          $10.29             $10.30
                                               ----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          .24              .24             .28                .27
   Net realized and unrealized gain (loss)       (.06)            (.33)            .11               (.01)
                                               ----------------------------------------------------------
Total from investment operations                  .18             (.09)            .39                .26
                                               ----------------------------------------------------------
Less distributions from:
   Net investment income                         (.24)            (.24)           (.28)              (.27)
                                               ----------------------------------------------------------
Net asset value at end of period               $10.01           $10.07          $10.40             $10.29
                                               ==========================================================
Total return (%)*                                1.83             (.94)           3.84               2.58
Net assets at end of period (000)              $5,162           $5,150          $5,099             $5,047
Ratios to average net assets:**
   Expenses (%)(b)                                .84              .90             .90                .90(a)
   Expenses, excluding reimbursements (%)(b)      .84             1.06            1.15               1.39(a)
   Net investment income (%)                     2.41             2.28            2.71               3.21(a)
Portfolio turnover (%)                              0               24              20                 19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $5,124,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus | 36

NOTES

37 | USAA Government Securities Fund

Prospectus | 38

39 | USAA Government Securities Fund

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
U.S. Postage
PAID
USAA

SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23449-1014                Investment Company Act File No. 811-7852       ©2014, USAA. All rights reserved.             [Graphic omitted]

Part A

Prospectus for the

Treasury Money Market Trust

Filed herein

[USAA Eagle logo (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA TREASURY MONEY MARKET TRUST®
    TICKER SYMBOL: UATXX
    OCTOBER 1, 2014

The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	1
Principal Risks	2
Performance	2
Investment Adviser	3
Portfolio Manager(s)	4
Purchase and Sale of Shares	4
Tax Information	4
Payments to Broker-Dealers and
Other Financial Intermediaries	4
Fund Prospectus
Investment Objective	5
Principal Investment Strategy	5
Risks	7
Portfolio Holdings	8
Fund Management	9
Portfolio Manager(s)	10
Purchases	10
Redemptions	16
Converting Shares	12
Exchanges	13
Other Important Information
About Purchases, Redemptions, and Exchanges
14
Shareholder Information	17
Financial Highlights	20

INVESTMENT OBJECTIVE

The USAA Treasury Money Market Trust (the Fund) provides investors maximum current income while maintaining the highest degree of safety and liquidity.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Operating Expenses	0.48%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 invest-ment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

PRINCIPAL INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills,

1 | USAA Treasury Money Market Trust

notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days’ written notice to shareholders.

PRINCIPAL RISKS

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s manager may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates or other market factors.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 2

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

[bar chart]

2004	2005	2006	2007	2008	2009*	2010*	2011*	2012*	2013*
0.91%	2.75%	4.53%	4.47%	1.34%	0.00%	0.00%	0.00%	0.00%	0.00%

SIX-MONTH YTD TOTAL RETURN
0.00%* (6/30/14)
BEST QUARTER**	WORST QUARTER**
1.22% 4th Qtr. 2006	0.00%* 4th Qtr. 2013
* Represents less than 0.01%. ** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
Past	Past	Past
1 Year*	5 Years*	10 Years
0.00%	0.00%	1.38%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)
3 | USAA Treasury Money Market Trust

PORTFOLIO MANAGER(S)

Anthony M. Era, Jr., Vice President of Money Market Funds, has managed the Fund since October 2006.

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. You also may purchase or sell shares of the Fund through USAA Brokerage Services and certain other financial intermediaries.

Minimum initial purchase: $3,000

Minimum subsequent investment: $50 (Except on transfers from brokerage accounts into the Fund, which are exempt from the minimum.)

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, unless you invest through an individual retirement account (IRA), 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 4

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund provides investors maximum current income while maintaining the highest degree of safety and liquidity. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■	What is the Fund’s principal investment strategy?

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days’ written notice to shareholders.

■	May the Fund’s assets be invested in any other types of U.S. government securities?

Yes. We may invest the remainder of the Fund’s total assets in other obligations that have been backed by the full faith and credit of the U.S. government, including, but not limited to, securities issued by any of the following agencies and instrumentalities:

❖	General Services Administration

❖	Government National Mortgage Association

❖	Overseas Private Investment Corporation

❖	Rural Electrification Administration

❖	Small Business Administration

❖	Federal Financing Bank

❖	Repurchase agreements collateralized by such obligations

In addition, the Fund may invest up to 5% of its net assets in illiquid securities, which generally are securities that the Fund cannot expect to sell or dispose of in

5 | USAA Treasury Money Market Trust

the ordinary course of business within seven days at approximately the value ascribed to such securities.

■	Will the Fund always maintain a net asset value (NAV) of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity for the Fund of 60 days or less and a weighted average life of 120 days or less. The maturity of each security is calculated based upon Securities and Exchange Commission (SEC) guidelines.

■	Will any portion of the Fund’s dividends be exempt from state personal income taxes?

Possibly. Under federal law, the interest income earned on obligations issued by the U.S. government and certain of its agencies and instrumentalities is exempt from state and local personal income taxes. Most states that impose a personal income tax permit mutual funds to pass this tax exemption through to you as a shareholder of the Fund, subject in some states to minimum investment or reporting requirements.

We anticipate that a significant portion of the dividends paid to shareholders residing in these states will qualify for this exemption from state and local taxation. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

■	How are the decisions to buy and sell securities made?

We evaluate securities in the marketplace based on the Fund’s objective of maximizing current income while maintaining the highest degree of safety and liquidity. This process is facilitated by purchasing only full faith and credit obligations of the U.S. government or repurchase agreements collateralized by such securities. On any given day, we evaluate the government securities market compared to the repurchase agreement market to decide which provides the most value to the shareholder.

Prospectus | 6

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

RISKS

Credit Risk: Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

Interest Risk: The possibility that the value of the Fund’s investments will fluctuate because of changes in interest rates.

❖	If interest rates increase, the yield of the Fund may increase, which may increase the Fund’s total return.

❖	If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund’s total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Fed) has attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as “quantitative easing”). As the Fed “tapers” or reduces quantitative easing (or as the market anticipates future tapering), there is a risk that interest rates across the U.S. financial system will rise. These policy changes and related market speculation as to their timing may expose fixed-income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-

7 | USAA Treasury Money Market Trust

income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

Liquidity Risk: Liquidity risk is the risk that the Fund’s investment generally cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the investment.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund’s manager(s) will not produce the desired results.

Other Risks: Money market funds are sometimes confused with savings accounts. A savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain amount, the FDIC will insure that the bank meets its obligations.

This Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Fund’s per share NAV. The Fund always seeks to maintain a constant NAV of $1 per share. Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account may grow over time.

In July 2014, the SEC adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that will affect the manner in which the Fund and other money market funds are structured and operated. Money market funds must comply with the rule amendments in various stages over the next two years. The precise impact such amendments will have on the Fund's structure and operations and on the money market fund industry has not yet been determined, but any related changes to the Fund’s operations and/or any impact on the trading and value of money market instruments may affect negatively the Fund’s yield and return potential.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon

Prospectus | 8

request. Information relating to portfolio holdings of money market funds, as well as their dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, money market funds will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Board. A discussion regarding the basis of the Board‘s approval of the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended May 31.

For our services, the Fund pays us an investment management fee. The fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-eighth of one percent (0.125%) of the Fund’s average daily net assets.

We have voluntarily agreed, on a temporary basis, to limit the Fund’s annual expenses and attempt to prevent a negative yield. We can modify or terminate this arrangement at any time. The reimbursement for the fiscal year ended May 31, 2014, was greater than the Fund’s total investment management fee.
In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with

9 | USAA Treasury Money Market Trust

approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

PORTFOLIO MANAGER(S)

Anthony M. Era, Jr., Vice President of Money Market Funds, has managed the Fund since October 2006. He has 28 years of investment management experience and has worked for us for 27 years. Education: B.A., Creighton University, Omaha, Nebraska; M.B.A., University of Texas at San Antonio.
Mr. Era is a member of the CFA Institute and the CFA Society of San Antonio.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund securities.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares directly from the Fund or through certain financial intermediaries as described below. If you are opening an account with us by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank”

Prospectus | 10

is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section entitled Taxes for additional tax information.

PURCHASING SHARES

You may open an account with us and purchase shares of the Fund on the Internet, by telephone, or by mail. Shares of the Fund also are available through USAA Brokerage Services and certain financial intermediaries, as described below.

To purchase shares of the Fund through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to USAA Brokerage Services’ applicable policies and procedures. Additional fees also may apply.
If shares of the Fund are purchased through a retirement account or an investment professional (e.g., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

MINIMUM INITIAL PURCHASE

$3,000. However, there is no minimum initial purchase for investment in the Fund through any USAA discretionary managed account and/or other affiliated product. In addition, the Fund may waive or lower purchase minimums in other circumstances.

ADDITIONAL PURCHASES

$50 minimum per transaction, per account. (Except on transfers from brokerage accounts, which are exempt from the minimum.)

Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

11 | USAA Treasury Money Market Trust

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund's transfer agent may enter into agreements with Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of the Fund by Internet, by telephone, or by mail, or through your financial intermediary on any day the NAV per share is calculated. Your redemptions will receive a redemption price of the NAV per share next

Prospectus | 12

determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

Telephone redemption privileges are established automatically when you complete your application. The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of the Fund are held through USAA, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding redemption policies. These shares are part of your USAA brokerage account, and any redemption request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services' applicable policies and procedures.

If shares of the Fund are held in your account with another financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary's applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application with us. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The

13 | USAA Treasury Money Market Trust

Fund, however, reserves the right to terminate or change the terms of an exchange offer.

Exchanges made through the USAA self-service telephone system and on usaa.com require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section entitled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares are part of your USAA brokerage account, and any exchange request received in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to USAA Brokerage Services’ applicable policies and procedures.

If shares of the Fund are held through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA mutual fund account with us.

Internet Access – usaa.com

■
Log on to usaa.com and select “register now” or call (800) 759-8722. Once you have established Internet access to your account, you will be able to access account information and make most account transactions. This includes opening and funding a new mutual fund account; making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Prospectus | 14

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722)

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■	Send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road

San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

15 | USAA Treasury Money Market Trust

CHECKWRITING

■
You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

DISTRIBUTION FEES

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee.

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any UGMA/ UTMA account; (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRAs (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

At this time, the Board has not adopted policies designed to prevent excessive short-term trading activity for this Fund because the Fund is designed to accommodate short-term investment activity, including checkwriting by shareholders. The Fund does reserve the right to reject any purchase or exchange order if in the best interest of the Fund, but, at this time, has not designated categories of short-term trading activity as detrimental to the Fund. In the future, the Fund can adopt such procedures if it determines certain patterns of activity are detrimental to this Fund.

OTHER FUND RIGHTS

The Fund reserves the right to:

■	Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■	Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

Prospectus | 16

■	Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■	Redeem an account with less than $250, with certain limitations;

■	Restrict or liquidate an account when necessary or appropriate to comply with federal law; and

■	Suspend redemptions as provided under SEC rules applicable to money market funds.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem shares of a Fund is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. Shares of the Fund may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities held in the Fund are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by us, under valuation procedures and procedures to stabilize net asset value approved by the Board.
For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

17 | USAA Treasury Money Market Trust

DIVIDENDS AND OTHER DISTRIBUTIONS

Net investment income is accrued daily and distributed monthly. Daily dividends are declared at the time the NAV per share is calculated. When buying shares of the Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day. Dividends continue to accrue to the effective date of redemption. If you redeem shares with a same day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that same day.

Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company" under the Code. By doing so, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income and the excess, if any, of net short-term capital gain over net long-term capital loss both determined without regard to any deduction for dividends paid) that it distributes to its shareholders.

■ Shareholder Taxation

Distributions from investment company taxable income are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Fund dividends derived from interest on certain U.S. government securities generally will be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements the Fund must meet, but income from repurchase agreements generally will not be exempt.

Prospectus | 18

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes distributions the Fund pays, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

■ Withholding
Federal law requires the Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) dividends otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and distributions otherwise payable to any such shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

19 | USAA Treasury Money Market Trust

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 20

USAA TREASURY MONEY MARKET TRUST

                                                           YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------------
                                 2014              2013              2012              2011                  2010
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $   1.00          $   1.00          $   1.00          $   1.00              $   1.00
                             ------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)        .00               .00               .00               .00                   .00
Less distributions from:
  Net investment income(a)       (.00)             (.00)             (.00)             (.00)                 (.00)
                             ------------------------------------------------------------------------------------
Net asset value at end
  of period                  $   1.00          $   1.00          $   1.00          $   1.00              $   1.00
                             ====================================================================================
Total return (%)*(b),(e)          .00               .00               .00               .00                   .00(c)
Net assets at end
  of period (000)            $128,416          $141,474          $150,266          $159,194              $171,758
Ratios to average
  net assets:**
  Expenses (%)(b),(d)             .04               .15               .08               .16                   .14(c)
  Expenses, excluding
    reimbursements (%)(b)         .48               .49               .48               .48                   .45(c)
  Net investment
    income (%)(e)                 .00               .00               .00               .00                   .00

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $141,774,000.
(a) Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.01%. This decrease is excluded from the expense ratio in the Financial
    Highlights table.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios than 0.01%.
(e) Represents less than 0.01%.

21 | USAA Treasury Money Market Trust

NOTES

Prospectus | 22

23 | USAA Treasury Money Market Trust

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
U.S. Postage
PAID
USAA

SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

23450-1014                   Investment Company Act File No. 811-7852         ©2014, USAA. All rights reserved.           [Graphic omitted]

Part A

Prospectus for the

Managed Allocation Fund

Filed herein

[USAA Eagle logo (R)]

[GRAPHIC OMITTED]

PROSPECTUS
USAA MANAGED ALLOCATION FUND
TICKERY SYMBOL: UMAFX
    OCTOBER 1, 2014

The Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Summary
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategy	2
Principal Risks	2
Performance	4
Investment Adviser	6
Portfolio Manager(s)	6
Purchase and Sale of Shares	6
Tax Information	7
Payments to Broker-Dealers and
Other Financial Intermediaries	7
Fund Prospectus
Investment Objective	8
Principal Investment Strategy	8
Risks	10
Portfolio Holdings	11
Fund Management	11
Portfolio Manager(s)	14
Purchases	15
Redemptions	18
Converting Shares	20
Exchanges	21
Other Important Information
About Purchases, Redemptions, and Exchanges	22
Multiple Class Information	27
Shareholder Information	29
Financial Highlights	34

INVESTMENT OBJECTIVE

The USAA Managed Allocation Fund (the Fund) seeks to maximize total return, consisting primarily of capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.28%
Total Annual Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in

1 | USAA Managed Allocation Fund

annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as derivatives, including futures contracts and hedge funds.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

The fixed-income securities in the Fund’s portfolio may be subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. Many issuers of high-yield or “junk” securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks) which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

Prospectus | 2

All securities varying from the highest quality to the very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

Because this Fund invests in stocks and other assets whose value is tied to stocks, it is subject to stock market risk, which is the possibility that the value of the Fund’s investments in stocks will decline regardless of the success or failure of a company’s operations. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. In addition, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

As a mutual fund that has the ability to invest in bonds and mutual funds and ETFs that may invest in bonds, there is the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of rising interest rates, changes in supply and demand securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of

3 | USAA Managed Allocation Fund

historically low rates. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

There is a possibility that the Fund’s investment in real estate investment trusts (REITs) will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund’s performance for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 4

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31
*Fund began operations on February 1, 2010.

[bar chart]
2011*	2012	2013
7.05%	9.88%	4.06%

SIX-MONTH YTD TOTAL RETURN
4.84% (6/30/14)
BEST QUARTER*	WORST QUARTER*
4.45% 3rd Qtr. 2012	-3.95% 2nd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

5 | USAA Managed Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2013
	Past	Inception Date
	1 Year	2/1/10
Managed Allocation Fund
Return Before Taxes	4.06%	8.53%
Return After Taxes on Distributions	3.34%	7.07%
Return After Taxes on Distributions and Sale of Fund Shares	2.30%	6.24%
Indexes
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	16.94%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.02%	3.80%

INVESTMENT ADVISER

USAA Asset Management Company (AMCO)

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception.

R. Matthew Freund, CFA, Senior Vice President of Investment Portfolio Management, has co-managed the Fund since its inception.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception.

PURCHASE AND SALE OF SHARES

This Fund is not offered for sale directly to the general public and currently is available for investment only through a USAA discretionary managed account program. The Fund may be offered to other persons and legal entities that

Prospectus | 6

AMCO may approve from time to time. There are no minimum initial or subsequent purchase payment amounts for investments in the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains, unless you invest through an IRA, 401(k) plan, other tax-deferred account, or are a tax-exempt investor.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7 | USAA Managed Allocation Fund

USAA Asset Management Company (AMCO) manages this Fund. For easier reading, AMCO may be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting primarily of capital appreciation. The Fund’s Board of Trustees (the Board) may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■ What is the Fund’s principal investment strategy?

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including ETFs, and real estate securities, including REITs. Consistent with the Fund’s investment strategy, it may at times invest directly in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities as well as derivatives, including futures contracts and hedge funds.

■ What type of investment companies will be considered for investment in the Fund?

With respect to the Fund’s investments in other investment companies, the equity mutual funds may include any type of equity mutual fund (e.g., real estate, technology, or health care). However, the Fund may be invested in a manner intended to diminish risk and volatility through allocations of assets to less aggressive equity mutual funds (or to aggressive equity mutual funds in lesser percentages). Furthermore, the Fund may at times invest in fixed-income mutual funds made up of debt securities with varying maturities (e.g., long-term, intermediate-term, or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times, a larger emphasis will be given to one particular type of fixed-income mutual fund. As of the date of this prospectus, the Fund’s investments in other investment companies generally have consisted primarily of shares of exchange-traded funds (ETFs). However, the Fund may invest in other types of investment companies, including other mutual funds we manage, and other pooled investment vehicles, such as hedge funds.

Prospectus | 8

■ What are ETFs and why are they part of the Fund’s portfolio?

ETFs are, with a few exceptions, open-end investment companies that trade on exchanges throughout the day. ETFs typically track a market index or specific sectors of the stock or bond markets but also may be managed in a manner that is intended to outperform a market index or sector index. Because they trade like stocks, ETFs offer trading flexibility desired by both individuals and institutions. The value of the underlying securities is a major factor in determining an ETF’s price. The price of an ETF is also determined by supply and demand. Thus, ETFs do not necessarily trade at the net asset values of their underlying securities. The Fund will value any ETF in its portfolio at its last sale or closing market price, which typically approximates its net asset value although there may be times when the market price and net asset value vary.

The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

■ How will the Fund utilize derivative instruments in its portfolio?

The Fund is permitted to use various types of derivatives (financial instruments whose value is based on, for example, indexes, currencies, commodities, or securities). The Fund may use derivatives such as futures contracts in circum-stances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As an alternative investment strategy, in an attempt to reduce the Fund’s volatility over time, the Fund may implement an index option-based strategy by selling index call or corresponding ETF options and buying index put or corresponding ETF options or put spread options.

As the seller of an index call or corresponding ETF option, the Fund receives cash (the premium) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) on a certain date in the future (the expiration date). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price, and the market value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund also may repurchase the call or corresponding ETF option prior to the expiration

9 | USAA Managed Allocation Fund

date, ending its obligation. In this case, the cost of repurchasing the option will determine the gain or loss realized by the Fund.

As the buyer of an index put or corresponding ETF option, the Fund attempts to reduce losses on its stock portfolio from a significant market decline over a short period of time. The value of an index put or corresponding ETF option generally increases as stock prices decrease.

■ Are there any risks to buying and selling index options?

Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

Selling index call or corresponding ETF options can reduce the risk of owning a portfolio with exposure to stocks, because declines in the value of the portfolio would be offset to the extent of the up-front cash (premium) received at the time of selling the call option. However, if the value of the index on which the option is based appreciates to a price higher than the option’s exercise price, it can be expected that the purchaser will exercise the option and the Fund will be obligated to pay the purchaser the difference between the exercise price and the appreciated value of the index. Therefore, selling index call or corresponding ETF options also can limit the Fund’s opportunity to profit from an increase in the market value of the portfolio.

Purchasing index put or corresponding ETF options can reduce the risk of declines in the value of a portfolio with exposure to stocks, because a put option gives its purchaser, in return for a premium, the right to receive the difference between the exercise price of the option and any decline in the value of the index below the exercise price. However, the Fund risks losing all or part of the cash paid for purchasing index put or corresponding ETF options if the value of the index does not decline below its exercise price. At times, the Fund may not own any put options, resulting in increased exposure to a market decline. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies.

Prospectus | 10

■ What types of real estate securities will be included in the Fund’s portfolio?

Investments in real estate securities will consist primarily of common stocks, mutual funds, and ETFs, and ETFs of REITs and companies that operate as real estate corporations or which have a significant portion of their assets in real estate. We will evaluate the nature of a company’s real estate holdings to determine whether the Fund’s investment in the company’s common stock will be included. In addition, we may invest in preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of REITs and real estate companies. The Fund generally will not acquire any direct ownership of real estate.

■ What role do equity securities play in the Fund’s portfolio?

Up to 100% of the Fund’s portfolio may be allocated to U.S. and/or foreign equity securities (to include emerging markets), and this allocation may consist in part or in whole of mutual funds and ETFs that hold such securities.

From time to time, the U.S. and foreign equity markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in another market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.

■ What is considered to be a “foreign company”?

A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company’s assets, the location of the company’s headquarters, the countries where the company’s revenues are derived, and the principal trading market for the company’s stock.

■ What is an “emerging market company”?

An issuer is an emerging market company if it is organized under the laws of an emerging market country (as defined below); or at least 50% of its revenues or profits are derived from operations within emerging market countries or at least 50% of its assets are located within emerging market countries.

■ What countries are considered emerging markets countries?

For our purposes, emerging market countries are all countries of the world excluding the following, which are referred to as developed countries:

11 | USAA Managed Allocation Fund

ASIA: Australia, Hong Kong (a special administrative region of the People's Republic of China), Japan, Singapore, New Zealand
AMERICAS: Canada, the United States
AFRICA/MIDDLE EAST: Israel
EUROPE: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom

■ How are the decisions to buy and sell equity securities made?

In selecting equity securities for the Fund, we seek to invest in companies, mutual funds, ETFs, or REITs that are attractively priced relative to an assessment of the company’s value, while recognizing that considerations relating to the competitive position of a company’s assets, the quality of its management, the strength of its balance sheet, and the growth prospects of its markets impact the premium or discount to net asset value that might be warranted.

We will sell a security either when a more attractive opportunity is identified or upon a marked deterioration of a company’s fundamentals.

■ What types of fixed-income securities may be included in the Fund’s portfolio?

Up to 100% of the Fund’s portfolio may be allocated to U.S. and/or foreign (to include emerging markets) fixed-income securities and/or money market instruments including bonds, convertible securities, leveraged loans, preferred stocks, and mutual funds and ETFs that hold the same. The Fund may from time to time invest in a broad range of high-yield securities (also sometimes referred to as “junk bonds”).

Fixed-income securities and money market instruments are intended to provide both liquidity and interest income. In addition, bonds provide opportunities for capital gains.

These securities and the securities held by the mutual funds and ETFs in which we may invest may include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; debt REITs; and other securities believed to have debt like characteristics, including synthetic securities.

The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that

Prospectus | 12

affect security values. These methods may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts, swap agreements, or credit default swap agreements, purchasing indexed securities, and selling securities short.

Certain bond and money market instruments, such as collateralized mortgage obligations, commercial mortgage-backed securities (CMBSs), interest-only CMBS securities, periodic auction reset bonds, loan interests, and direct debt instruments, Eurodollar and Yankee obligations, and synthetic securities, are subject to special risks that are described in the statement of additional information (SAI).

The Fund also may invest in defaulted securities, non-dollar-denominated foreign securities, trade claims, and certain derivatives such as futures and options. We also may invest, without limitation, in dollar-denominated securities of foreign issuers.

■ Will the Fund's assets be invested in illiquid securities?

The Fund is limited to 15% of its net assets in illiquid securities. An illiquid security is an investment that the Fund generally may not expect to sell or dispose of within seven days or less in the ordinary course of business at approximately the value ascribed to such security.

■ What are considered “high-yield securities”?

We consider high-yield securities to include a broad range of fixed-income securities that produce high current income. The Fund has no limits on the credit quality and maturity of its investments. Generally, debt securities rated below the four highest credit grades by a credit rating agency (or of equivalent quality if not publicly rated) are considered “non-investment-grade” or “high-yield” securities, which are considered speculative and are subject to significant credit risk. They are sometimes referred to as “junk” since they are believed to represent a greater risk of default than more creditworthy “investment-grade” securities.

High-yield securities may be issued by corporations, governmental bodies, and other issuers. These issuers might be small or obscure, just getting started, or even large, well-known leveraged entities. They are typically more vulnerable to financial setbacks and recession than more creditworthy issuers and may be unable to make timely dividend, interest, and principal payments if economic conditions weaken.

13 | USAA Managed Allocation Fund

■ What is the difference between investing in high-yield and investing in investment-grade bonds?

The bond markets generally offer a greater potential return only for accepting a greater level of risk. The two most common risks are credit risk – or the risk that an issuer will be unable to make timely dividend, interest, or principal payments; and interest rate risk – or the risk that a security’s market value will change with interest rates.

In the investment-grade bond market (where credit risks are generally considered low), a higher return is normally used to entice investors into buying longer-maturity bonds, thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities are often considered hybrids, with characteristics of both stocks and bonds. High-yield securities generally have less interest rate risk and higher credit risk than higher-quality bonds. A higher return is normally used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the interest rate risk inherent in investment-grade bonds for bond-specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield securities portfolios historically has been notably less than that of the equity market as a whole.

As a result, high-yield securities portfolios often have acted differently than investment-grade bond securities portfolios. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The high-yield securities portfolio may underperform when the outlook for the economy is negative. Conversely, the high-yield securities portfolio may outperform when the economic outlook turns positive.

■ What is a credit rating?

A credit rating is an evaluation reflecting the possibility that an issuer will default on a security. Rating agencies such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), Fitch Ratings, Inc. (Fitch), and Dominion Bond Rating Service Limited (Dominion), analyze the financial strength of an issuer, whether the issuer is a corporation or government body. The highest ratings are assigned to those issuers perceived to have the least credit risk. For example, S&P ratings range from AAA (highly unlikely to default) to D (in default). If a security is not rated by the above-mentioned agencies, we will assign an equivalent rating.

Prospectus | 14

■ How are the decisions to buy and sell fixed-income securities made?

We seek to invest in shares of companies, mutual funds, ETFs, or REITs that are attractively priced. We assess the share price of prospective companies, mutual funds, ETFs, or REITs based on considerations relative to each type of investment. For example, an assessment of the relative value of a company’s share price might consider, among other things, the competitive position of the company’s assets, the quality of its management, the strength of its balance sheet, and the growth prospects of its markets. An assessment of the relative value of an ETF’s share price might consider, among other things, the index or market segment it tracks, the growth prospects for that index or market segment, the size of the ETF, and its liquidity. When assessing the share price of a mutual fund, we might consider, among other things, the investment objective of the fund, the asset category or industry in which it invests, the growth prospects for that category or industry, and the quality of its investment management team. An assessment of the relative value of a REIT’s share price might consider, among other things, the types of real estate properties in which it invests, the quality of its investment management team and the size of the REIT.

We often will sell a security before a marked deterioration of fundamentals, due to concerns that in the future that we could see a marked deterioration in fundamentals.

■ What types of money market instruments may be included in the Fund’s portfolio?

The money market instruments generally included in the Fund’s portfolio are U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include, but are not limited to, variable-rate demand notes; commercial paper; U.S. Treasury bills, bonds, notes, and certificates of deposit; repurchase agreements; asset-backed securities; Eurodollar and Yankee obligations; and other money market securities. The Fund also may invest in money market mutual funds.

TEMPORARY DEFENSIVE STRATEGY

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that the Fund may not achieve its investment objective.

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RISKS

Credit Risk: Credit risk is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks) which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity. All securities varying from the highest quality to the very speculative have some degree of credit risk.

When evaluating potential investments for the Fund, our analysts assess credit risk and its impact on the Fund’s portfolio. In addition, the public rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that dividends, interest, or principal will be repaid on a timely basis.

Derivatives Risk: The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

ETFs Risk: ETFs commonly are organized as registered investment companies. By investing in a Fund that invests in ETFs, you will be indirectly exposed to the same risks of the ETFs’ holdings as the ETFs themselves in direct proportion to the allocation of the Fund’s assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. In addition, each ETF typically is a “passive investor” and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of

Prospectus | 16

the prospects of such securities or sectors. An ETF may invest in all of the securities in such index or in a representative sample of such securities. ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an ETF and the index it seeks to track can be due to, among other factors, the expenses that the ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. Moreover, the market price of an ETF may be different from the NAV of such ETF (i.e., the ETF may trade at a discount or premium to its NAV). The performance of a Fund that invests in such an ETF could be adversely impacted. In addition, although ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Foreign Investing Risk: There is the possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Foreign investing may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Two risks that require significant examination on foreign investing are:

❖
Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less diverse and mature than those in the United States and to political systems that may be less stable.

❖	Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile.

Global Real Estate Securities and REIT Investment Risk: The possibility that the Fund’s investments in global real estate securities and REITs

17 | USAA Managed Allocation Fund

will decrease because of a decline in real estate values in both domestic and foreign locations. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Interest Rate Risk: As a mutual fund investing in bonds, and mutual funds and ETFs that may invest in bonds, the Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

❖	If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities may decline, adversely affecting the Fund’s NAV and total return.

❖	If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund’s securities may increase, which may increase the Fund’s NAV and total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Fed) has attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as “quantitative easing”). As the Fed “tapers” or reduces quantitative easing (or as the market anticipates future tapering), there is a risk that interest rates across the U.S. financial system will rise. These policy changes and related market speculation as to their timing may expose fixed-income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover.

Leveraging Risk: Leveraging risk is the risk associated with securities or practices that multiply small price movements into large changes in value. The

Prospectus | 18

more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Management Risk: The Fund is subject to management risk because it is actively managed, and there is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results. The Fund’s ability to achieve its investment objective depends in part on the managers’ skills in determining the Fund’s asset class allocations and in selecting and weighting investments in each asset class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions, which means there is a possibility that the investment techniques and risk analyses used by the Fund’s managers will not produce the desired results.

Reallocation Risk: The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover likely to exceed 100%, varying from year to year depending on the frequency of the investment allocation decisions made. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commis-sions than it would if it did not reallocate assets. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

19 | USAA Managed Allocation Fund

Stock Market Risk: Because the Fund invests in stocks and other assets whose value is tied to stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Fund’s SAI, which is available upon request.

FUND MANAGEMENT

AMCO serves as the manager of the Fund. The Fund is one of 52 no-load mutual funds offered by USAA Mutual Funds Trust. AMCO coordinates with management of the USAA discretionary managed account program to develop asset allocation views for the Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $136 billion in total assets under management as of August 31, 2014.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. Under the Advisory Agreement, AMCO serves as the asset allocation manager of the Fund. A discussion regarding the basis of the Board’s approval of the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for period ended May 31.

For our services, the Fund pays us an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-fifths of one percent (0.60%) of the Fund’s average daily net assets.

Prospectus | 20

In addition to providing investment management services, we also provide administration and servicing to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund. The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions. USAA Investment Management Company acts as the Fund's distributor.

The Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of the Board and without shareholder approval) one or more sub-advisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

PORTFOLIO MANAGER(S)

John P. Toohey, CFA, Head of Equities, has co-managed the Fund since its inception. Mr. Toohey has 16 years of investment management experience and has worked for us for five years. Education: B.A., mathematics, Williams College. He is a Fellow of the Society of Actuaries and holds the Chartered Financial Analyst (CFA) designation.

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Fund’s asset allocation and has co-managed the Fund since its inception. Mr. Latif has 16 years of investment management experience and has worked for us for eight years. Education: B.S., finance, University of Indianapolis, and M.B.A., University of Illinois at Chicago.

R. Matthew Freund, CFA, Senior Vice President of Investment Portfolio Management, has co-managed the Fund since its inception. Mr. Freund has 25 years of investment management experience and has worked for us for 19 years. Education: B.A., Franklin & Marshall College; M.B.A., Indiana University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Arnold J. Espe, CFA, Vice President of Mutual Fund Portfolios, has co-managed the Fund since its inception. Mr. Espe has 30 years of investment management experience and has worked for us for 14 years. Education: B.S., Willamette University; M.B.A., University of Oregon. He holds the CFA

21 | USAA Managed Allocation Fund

designation and is a member of the CFA Institute and the CFA Society of San Antonio.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

This Fund is not offered for sale directly to the general public and currently is available for investment only through a USAA discretionary managed account program. The Fund may be offered to other persons and legal entities that AMCO may approve from time to time. There is no minimum initial or subsequent purchase amounts for investment in the Fund.

EFFECTIVE DATE OF PURCHASE

The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the NYSE each day it is open for trading. If we receive a request and payment prior to that time, the purchase price will be the NAV per share determined for that day. If we receive a request or payment after that time, the purchase will be effective on the next business day.

REDEEMING SHARES

Redemptions are effective on the day instructions are received in proper form. If instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), redemptions will be effective on the next business day. However, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

We will send your money within seven days after the effective date of redemption. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section entitled Taxes for information regarding basis election and reporting.

Prospectus | 22

OTHER IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment or redemption by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board has adopted the following policies (except for the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures state that:

■	Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■
Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV per share. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

23 | USAA Managed Allocation Fund

THE USAA FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the USAA Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■	Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

■	Purchases and sales pursuant to automatic investment or withdrawal plans;

■	Purchases and sales made through USAA Managed Portfolios –UMPTM, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

■	Purchases and sales of the Institutional Shares by the Target Retirement Funds, Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

■	Other transactions that are not motivated by short-term trading consider-ations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its

Prospectus | 24

monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the transfer agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of USAA Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales sub-mitted by the omnibus account unless the USAA Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial interme-diaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

25 | USAA Managed Allocation Fund

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem Fund shares is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. Fund shares may be purchased and sold at the NAV per share without a sales charge. The Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio securities, including exchange-traded funds (ETFs), except as other-wise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s NAV may not take place at the

Prospectus | 26

same time the prices of certain foreign securities held by the Fund are deter-mined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we will monitor for events that would materially affect the value of the Fund’s foreign securities. If we determine a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Board, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded.

Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by us under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any

27 | USAA Managed Allocation Fund

restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund’s SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all dividends and other distributions in additional shares of the Fund unless you request to receive those distributions by way of electronic funds transfer. The share price for a reinvestment will be the NAV per share of the Fund shares computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all distributions may be subject to taxes. The Fund will invest in your account, at the current NAV per share, any distribution payment returned to the Fund by your financial institution.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

■ Treatment of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, has qualified for each past taxable year, and intends to continue to qualify, for treatment as a "regulated investment company" under the Code. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term capital gain"), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Prospectus | 28

■ Shareholder Taxation

Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term capital gain are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of the Fund's dividends may qualify for the 70% dividends-received deduction available to corporations and for the lower maximum federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an individual shareholder) who satisfy certain holding period and other restrictions with respect to their shares the Fund -- a maximum rate of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually).

Regardless of the length of time you have held shares of the Fund, distributions of net capital gain that the Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% maximum federal income tax rates described above.

You may realize a capital gain or loss for federal income tax purposes on a redemption or an exchange, which is treated like a redemption, of shares of the Fund. Your gain or loss is based on the difference between your basis in the redeemed or exchanged shares and the redemption proceeds, or the NAV of the shares of the fund into which you exchange, you receive. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her shares of the Fund that have been held for more than one year will qualify for the 15% and 20% maximum tax rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of shares of the Fund, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of the Fund.

Your basis in shares of the Fund that you acquired after December 31, 2011 (Covered Shares), will be determined in accordance with the Fund's default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different acceptable basis determination method,

29 | USAA Managed Allocation Fund

such as a specific identification method. The basis determination method you elect (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. You should consult with your tax adviser to determine the best Internal Revenue Service (IRS)-accepted basis determination method.

■ Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (collectively, foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year; in which event, it will report to you shortly after that year your share of the foreign taxes it paid and its foreign-source income.

■ Withholding

Federal law requires the Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) dividends, capital gain distributions, and proceeds of redemptions (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) dividends and those distributions otherwise payable to any individual shareholder who:

■ Underreports dividend or interest income, or

■ Fails to certify that he or she is not subject to backup withholding.

Prospectus | 30

Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded. To avoid this withholding, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes. In addition, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. You should consult with your tax adviser to obtain more information about how the basis reporting law applies to you.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund’s most recent financial reports and prospectus. You will receive the single copy if you or a family member owns more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs for the Fund. However, if you would like to receive individual copies, please contact us; and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses electronically instead of through the mail.

31 | USAA Managed Allocation Fund

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

Prospectus | 32

USAA MANAGED ALLOCATION FUND

                                                                                            PERIOD ENDED
                                                YEAR ENDED MAY 31,                             MAY 31,
                                      ------------------------------------------------------------------
                                            2014        2013         2012           2011       2010***
                                      ------------------------------------------------------------------
Net asset value at
   beginning of period                $    11.32    $  10.67     $  11.33       $  10.14      $  10.00
                                      ----------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                     .20         .18          .32(a)         .30(a)        .05(a)
   Net realized and
      unrealized gain(loss)                  .66         .95         (.18)(a)       1.36(a)        .09(a),(b)
                                      ----------------------------------------------------------------
Total from investment operations             .86        1.13          .14(a)        1.66(a)        .14(a)
                                      ----------------------------------------------------------------
Less distributions from:
   Net investment income                    (.18)       (.23)        (.32)          (.22)            -
   Realized capital gains                   (.01)       (.25)        (.48)          (.25)            -
                                      ----------------------------------------------------------------
Total distributions                         (.19)       (.48)        (.80)          (.47)            -
                                      ----------------------------------------------------------------
Net asset value at end of period      $    11.99    $  11.32     $  10.67       $  11.33      $  10.14
                                      ================================================================
Total return (%)*                           7.65       10.70         1.29          16.69          1.40
Net assets at end of period (000)     $1,219,192    $714,894     $519,850       $474,503      $281,793
Ratios to average net assets:**
   Expenses (%)(d)                           .73         .74          .74            .75           .83(c)
   Net investment income (%)                1.80        1.68         2.87           2.80          1.32(c)
Portfolio turnover (%)                        65          65(f)       125(f)         249(e)         52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2014, average net assets were $1,053,640,000.
*** Fund commenced operations on February 1, 2010.
(a) Calculated using average shares.
(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects increased trading activity due to asset allocation strategies.
(f) Reflects decreased trading activity due to asset allocation strategies.

33 | USAA Managed Allocation Fund

NOTES

Prospectus | 34

35 | USAA Managed Allocation Fund

9800 Fredericksburg Road
San Antonio, Texas 78288
PRSRT STD
U.S. Postage
PAID
USAA
SAVE PAPER AND FUND COSTS
Under My Profile on usaa.com select Manage Preferences
Set your Document Preferences to USAA documents online

If you would like more information about the Fund, you
may call (800) 531-USAA (8722) to request a free copy of
the Fund’s statement of additional information (SAI),
annual or semiannual reports, or to ask other questions
about the Fund. The SAI has been filed with the SEC and is
incorporated by reference to and legally a part of this
prospectus. In the Fund’s annual report, you will find a
discussion of the market conditions and investment
strategies that significantly affected the Fund’s performance during the last fiscal year. The Fund’s SAI and annual and
semiannual reports also may be viewed, free of charge, on
usaa.com. A complete description of the Fund’s policies
and procedures with respect to the disclosure of the Fund’s
portfolio securities is available in the Fund’s SAI.

To view these documents, along with other related
documents, you may visit the EDGAR database on the
SEC’s website (www.sec. gov) or the Commission’s
Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be
obtained by calling (202) 551-8090. Additionally, copies
of this information may be obtained, after payment of a
duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the
Public Reference Section of the Commission,
Washington, DC 20549-1520.

[USAA EAGLE LOGO (R)] We know what it means to serve (R).

93921-1014                       Investment Company Act File No. 811-7852             ©2014, USAA. All rights reserved.          [Graphic omitted]

Part B

Statement of Additional Information for

Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund,
Growth and Tax Strategy Fund, Emerging Markets  Fund Institutional Shares, Emerging Markets Fund Advisor Shares, International Fund Shares, International Fund Institutional Shares, International Fund Advisor Shares,
Precious Metals and Minerals Fund Shares, Precious Metals and Minerals Fund Institutional Shares, Precious Metals and Minerals Fund Advisor Shares, World Growth Fund Shares, World Growth Fund Advisor Shares,
Government Securities Fund Shares, Government Securities Fund Advisor Shares, Treasury Money Market Trust, and Managed Allocation Fund

Filed herein

[USAA EAGLE LOGO (R)]

USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION OCTOBER 1, 2014

Growth and Tax Strategy Fund (USBLX)	World Growth Fund Shares (USAWX)
Precious Metals and Minerals Fund Shares (USAGX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Treasury Money Market Trust (UATXX)
Emerging Markets Fund Institutional Shares (UIEMX)	International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)	International Fund Institutional Shares (UIIFX)
Cornerstone Conservative Fund (USCCX)	International Fund Adviser Shares (UAIFX)
Cornerstone Moderately Conservative Fund (UCMCX)	Managed Allocation Fund (UMAFX)
Cornerstone Moderate Fund (USBSX)	Cornerstone Aggressive Fund (UCAGX)
Cornerstone Moderately Aggressive Fund (USCRX)	Cornerstone Equity Fund(UCEQX)

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty-two no-load mutual funds, fourteen of which are described in this Statement of Additional Information (SAI): Growth and Tax Strategy Fund, Precious Metals and Minerals Fund, Emerging Markets Fund, International Fund, World Growth Fund, Government Securities Fund, Treasury Money Market Trust, Managed Allocation Fund, Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund (collectively, the Funds). Each Fund is classified as diversified, except the Precious Metals and Minerals Fund and Managed Allocation Fund, which are classified as non-diversified. The Precious Metals and Minerals, Emerging Markets, and International Funds offer three classes of shares: Fund Shares, Institutional Shares, and Advisor Shares. The World Growth and Government Securities Funds offer two classes of shares: Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. The Institutional Shares are not offered for sale directly to the general public. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, and insurance companies and to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time. The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

You may obtain a free copy of the prospectus dated October 1, 2014, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund’s prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds and should be read in conjunction with each Fund’s prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended May 31, 2014, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

Page		Page
3	Valuation of Securities	39	Tax Considerations
4	Conditions of Purchase and Redemption	43	Trustees and Officers of the Trust
5	Additional Information Regarding Redemption of Shares	53	The Trust’s Manager
7	Investment Plans	61	Distribution Services
9	Investment Policies	63	Portfolio Manager Disclosure
32	Investment Restrictions	77	Portfolio Holdings Disclosure
33	Portfolio Transactions and Brokerage Commissions	78	General Information
37	Fund History and Description of Shares	79	Appendix A – Long-Term and Short-Term Debt Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Asset Management Company (AMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees each Fund’s valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow a Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by a Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of securities of each Fund (except the Treasury Money Market Trust) is determined by one or more of the following methods:

Portfolio securities, including exchange-traded funds (ETFs), exchange traded notes (ETNs), and equity linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the price of certain foreign securities held by a Fund is determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund’s NAV is calculated will not be reflected in the value of a Fund’s foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund’s foreign securities. The Subadvisers have agreed to notify the Manager of significant events they identify that may materially affect the value of a Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund’s foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price. Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith by the Manager at fair value using valuation procedures approved by the Fund’s Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The Treasury Money Market Trust’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

The valuation of the Treasury Money Market Trust’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weighted average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board has established procedures designed to stabilize the Treasury Money Market Trust’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board will take such corrective action as it regards necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, establishing an NAV per share by using available market quotations or suspending redemptions to the extent permitted under the SEC rules.

The Treasury Money Market Trust utilizes short-term credit ratings from the following nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Treasury Money Market Trust under applicable securities laws: (1) Moody’s Investors Service, Inc. (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings, Inc. (Fitch), and (4) DBRS, Inc. (f/k/a Dominion Bond Rating Service Limited) (Dominion).

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds (USAA Funds). A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

Confirmations and Account Statements

Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the redemption of shares of a Fund, depending upon the price when redeemed.

Shares of a Fund may be offered to other USAA Funds that are structured as funds-of-funds, institutional investors, financial intermediaries, and other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers). These investors may from time to time own or control a significant percentage of a Fund’s shares. Accordingly, each Fund is subject to the potential for large-scale inflows and outflows from the Fund as a result of purchases and redemptions by large investors in the Fund. These inflows and outflows may be frequent and could increase a Fund’s expense ratio, transaction costs, and taxable distributions, which could negatively affect a Fund’s performance and could cause shareholders to be subject to higher taxes with respect to their investments in the Fund. These inflows and outflows also could limit the Manager's ability to manage investments of a Fund in an efficient manner, which could adversely impact the Fund's performance and its ability to meet its investment objective. For example, after a large inflow, a Fund may hold a higher level of cash than it might hold under normal circumstances while the Manager seeks appropriate investment opportunities for the Fund. In addition, large inflows and outflows may limit the ability of a Fund to meet redemption requests and pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons, and could cause a Fund to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for a Fund if it needs to sell securities at a time of volatility in the markets, when values could be falling.

The Board may cause the redemption of an account with a balance of less than $250, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption. Prompt payment will be made directly to your bank account on file or if none, by mail to your last known address.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Redemption Fees

The Emerging Markets, International, Precious Metals and Minerals, Government Securities, and World Growth Funds' Adviser Shares are subject to a 1% redemption fee that may apply if a shareholder redeems Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee. The redemption fee may not be applied to certain redemptions related to hardship, including but not limited to death, disability, or divorce and mandatory actions, including but not limited to, mandatory or systematic withdrawals, small balance account maintenance fees, dividend disbursements and reimbursements and certain types of individual retirement account (IRA) transactions, including redemptions pursuant to systematic withdrawal programs, or to purchases and redemptions in defined contribution plans and in certain other uniform circumstances or in situations related to administrative difficulty. Each Fund reserves the right to modify or eliminate the redemption fee at any time.

In addition, each Fund may have relationships with financial intermediaries and certain managed account programs where the redemption fee may not apply, including automatic rebalances and non-manager initiated transactions. In these cases, each Fund may rely on the intermediary to apply the fee or waive the fee in a uniform manner consistent with the terms of the Fund’s prospectus and to provide documentation upon request supporting the applicable redemption fee waiver.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the USAA Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of a Fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same Fund within 90 days. The USAA Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪     Transactions in the money market funds, Short-Term Bond Fund, Ultra Short-Term Bond Fund, and Tax Exempt Short-Term Fund;

▪  Purchases and sales pursuant to automatic investment or withdrawal plans;

▪	Purchases and sales made through USAA Managed Portfolios – UMPTM, USAA 529 College Savings Plan®, USAA Federal Savings Bank Trust Department, or other designated USAA managed investment accounts;

▪	Purchases and sales by the USAA Institutional Shares for use in the Target Retirement Funds; Cornerstone Conservative Fund and/or Cornerstone Equity Fund; and

▪	Other transactions that are not motivated by short-term trading considerations if they are approved by Transfer Agent management personnel and are not disruptive to the Fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all USAA Funds.

The USAA Funds rely on the Transfer Agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The USAA Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase shares of Funds through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat each omnibus account as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent has entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For shares purchased through financial intermediaries, there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the Treasury Money Market Trust may request that checks be issued for their accounts. Checks must be written in amounts of at least $250.

Checks issued to shareholders of the Treasury Money Market Trust will be sent only to the person(s) in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of a check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of the account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe), governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.
The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserve the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay
Shareholders in the Treasury Money Market Trust may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Transfer Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these automatic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular Transfer Agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and other distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and other distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans (not available in the Growth and Tax Strategy Fund)

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of the Trust (excluding our tax-exempt funds).

Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective(s) of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. With respect to the Cornerstone Conservative Fund and Cornerstone Equity Fund, the following provides more detailed information about the types of instruments in which the underlying USAA funds may invest and strategies that may be used in pursuit of the underlying USAA funds’ investment objectives. Each underlying USAA fund may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the underlying USAA fund achieve its goal. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Adjustable-Rate Securities

Each Fund (except the Precious Metals and Minerals Fund, Emerging Markets Fund, World Growth Fund, and International Fund) may invest in adjustable-rate securities. The interest rate on an adjustable-rate security fluctuates periodically. Generally, the security’s yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (sometimes referred to as LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates.

Asset-Backed Commercial Paper

Each Fund (except the Treasury Money Market Trust) may invest in asset–backed commercial paper, which is a short-term investment vehicle with a maturity that is typically between 90 and 180 days. The security itself is typically issued by a bank or other financial institution. The notes are backed by physical assets such as trade receivables, and are generally used for short-term financing needs. A company or group of companies looking to enhance liquidity may sell receivables to a bank or other conduit, which, in turn, will issue them to its investors as commercial paper. The commercial paper is backed by the expected cash inflows from the receivables. As the receivables are collected, the originators are expected to pass the funds to the bank or conduit, which then passes these funds on to the note holders.

Asset-Backed Securities

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Government Securities, and Managed Allocation Fund may invest in asset-backed securities (ABS). ABS represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed below. With respect to the Funds such pass-through certificates may include equipment trust certificates (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets.

The credit quality of ABS depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates and generally is higher in the case of asset pools that include subprime assets.

ABS may be subject to interest rate risk and prepayment risk. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of a Fund. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Borrowing

Each Fund may borrow money from a bank or another person to the extent permitted under the Investment Company Act of 1940, as amended (1940 Act). Such borrowings may be utilized for a variety of purposes, including (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, (iii) for cash management purposes, and (iv) for investment purposes. Borrowed money will cost a Fund interest expense and/or other fees. The costs of borrowing may reduce a Fund’s return. To the extent that a Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s securities. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

Calculation of Dollar-Weighted Average Portfolio Maturity

Dollar-weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of a Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by a Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some ABS, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of a Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the dollar-weighted average portfolio maturity of a Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

The Treasury Money Market Trust will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the 1940 Act.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Convertible Securities

Each Fund (except the Growth and Tax Strategy Fund, Government Securities Fund, and Treasury Money Market Trust) may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of commons stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer’s convertible securities entail more risk than its debt obligations.

The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody’s or S&P, or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer’s creditworthiness. As a result, their market prices tend to fluctuate more than those of higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund’s ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

Cover

Transactions using certain derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Derivatives

Each Fund (except the Treasury Money Market Trust) may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving a Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund also may use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

The Manager or the applicable Subadviser may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that a Fund owns (in the case of a short hedge) or to protect a Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which a Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Emerging Markets Debt

The Emerging Markets Fund may invest in Brady Bonds, which are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, the Manager and applicable Subadviser will monitor, on a continuous basis, the liquidity of Brady Bonds held in a Fund’s portfolio.

Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Equity Securities

Each Fund (except the Government Securities Fund and Treasury Money Market Trust) may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, “equity securities” are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), global depositary receipts (GDRs), and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Equity-linked Structured Notes

Each Fund (except the Treasury Money Market Trust) may invest in equity-linked structured notes are derivative securities that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Eurodollar and Yankee Obligations

Each Fund (except the Treasury Money Market Trust) may invest in Eurodollar obligations or Yankee obligations. Eurodollar obligations are dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from leaving the country. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

European Securities

The European Union’s (EU) Economic and Monetary Union (EMU) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact a Fund’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country.

Exchange-Traded Funds (ETFs)

Each Fund’s assets (except the Treasury Money Market Trust) may be invested in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on stock exchanges and typically track a market index or specific sectors of the stock or bond markets. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. The value of the underlying securities held by an ETF is a major factor in determining an ETF’s price. However, ETFs do not necessarily trade at their NAV. The price of an ETF also is determined by supply and demand and, as a result, the share price of an ETF may trade at a premium or discount to its nav.

To the extent a fund invests in ETFs you will be exposed to the same risks of the ETFs’ holdings as the ETFs themselves in direct proportion to the allocation of the Fund’s assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, each ETF typically is a “passive investor” and therefore invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An ETF may invest in all of the securities in such index or in a representative sample of such securities. The ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, the ETFs will not be able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between an ETF and the index it seeks to track can be due to, among other factors, the expenses that the ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. The performance of a fund that invests in such an ETF could be adversely impacted. In addition, although the ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged. The Managed Allocation Fund may invest a substantial portion of its assets in ETFs.

Exchange-traded Notes

Each Fund (except the Treasury Money Market Trust) may invest exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security, usually issued by large financial institutions. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (i.e. NYSE) during normal trading hours. However, investors can also hold the debt security until maturity. At that time, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). One factor that affects the ETN’s value is the credit rating of the issuer. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political, or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. ETNs are subject to counterparty credit risk and fixed income risk. ETNs also are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

Foreign Securities

Each Fund (except the Government Securities Fund and Treasury Money Market Trust) may invest in foreign securities purchased in either foreign (non-dollar denominated) or U.S. markets, including ADRs, EDRs, and GDRs. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political or social instability, including policies of foreign governments which may affect their respective equity markets; foreign taxation requirements including withholding taxes; prohibitions or restrictions by certain foreign governments on foreign investing in their capital markets or in certain industries, or limitations on the removal of funds or assets; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Investing in the securities of companies located in emerging market companies generally involve greater risk than investing in the securities of companies located in countries with developed markets. The Manager or the applicable Subadviser considers all countries of the world to be emerging market countries, except Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, the Hong Kong Special Administrative Region (Hong Kong), Ireland, Israel, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, the United Kingdom, and the United States. The People’s Republic of China’s (PRC) currently exercises sovereignty over Hong Kong; however, Hong Kong retains significant economic and political autonomy under the Basic Law, a “quasi-constitution” that has been in place since Hong Kong reverted to PRC sovereignty in 1997. The Basic Law is anticipated to remain in place until 2047. Investments in emerging market countries may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Fund may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Fund. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

Any investments in foreign securities will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds’ investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Forward Currency Contracts

Each Fund (except the Government Securities Fund and Treasury Money Market Trust) may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.
A Fund may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver. A Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Forward contracts in which a Fund may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign exchange forward generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. When a Fund enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. A

Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of a Fund into such currency.

Forward contracts in which a Fund may engage also include non-deliverable forwards (NDFs). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a Reference Currency) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the NDF Rate), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded over-the-counter, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps.

Futures Contracts

Each Fund (except the Treasury Money Market Trust) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate, or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant (FCM) effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and a Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and a Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate a Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Global Tactical Asset Allocation (GTAA) Strategy

In an attempt to enhance a Fund’s return, the Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Aggressive Fund may employ a GTAA strategy, which is a total return strategy designed to add value by benefiting from short- and medium-term mispricing within global equity, bond, and currency markets. This strategy will be accomplished by investing the Fund’s assets in hedge or other funds that invest in short-term money market instruments, long and short positions in global equity and fixed-income exchange-traded futures, currency forwards, and other derivative instruments such as swaps.

The GTAA strategy seeks to enhance a Fund’s return by shifting investment weightings among global equity, bond, and currency markets in an effort to capture short- and medium-term market moves. The end result is a portfolio of equity, bond, and currency positions intended to generate returns for the Fund that exceed those that could be achieved without the GTAA strategy, although there can be no guarantee that such result will be achieved. Because the GTAA strategy focuses on short- and medium-term market moves, the strategy in this portfolio is expected to change frequently.

The GTAA strategy invests in options and futures based on any type of security or index, including options and futures traded on foreign exchanges. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the strategy’s investments against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase and will broaden the strategy’s market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

A GTAA strategy also may contain forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies, and may purchase securities indexed to foreign currencies. Currency management strategies allow this portion of the portfolio to shift investment exposure from one currency to another or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Successful implementation of a GTAA strategy depends on the judgment of the GTAA strategy manager as to the potential risks and rewards of implementing the different types of strategies.

Illiquid Securities

Each Fund may invest up to 15% (except the Treasury Money Market Trust, which may only invest up to 5%) of its respective net assets, in securities that are illiquid. Illiquid securities are generally those securities that a fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities. Investments in illiquid securities may impair a Fund’s ability to raise cash for redemptions or other purposes.

Inverse Floating Rate Securities

The Growth and Tax Strategy Fund may invest up to 10% of its net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income a Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities price volatility.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Board and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, each Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, each Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. Each Fund may terminate a loan at any time.

Limitations and Risks of Options and Futures Activity

Each Fund (except the Treasury Money Market Trust) may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of a Fund’s non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and swaps), including the Funds, have been excluded from regulation as Commodity Pool Operators (CPOs) pursuant to Commodity Futures Trading Commission (CFTC) Regulation 4.5. In February 2012, the CFTC announced substantial amendments to the permissible exclusions, and to the conditions for reliance on the permissible exclusions, from registration as a CPO. To qualify for an exclusion under these amendments to CFTC Regulation 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts, and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase are “in-the-money”) or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a fund not hold itself out as a vehicle for trading commodity interests. The amendments to CFTC Regulation 4.5 became effective on April 24, 2012.

The Manager currently claims an exclusion (under CFTC Regulation 4.5) from registration as a CPO with respect to the Funds and, in its management of the Funds, intends to comply with one of the two alternative trading limitations described above and the marketing limitation. Complying with the trading limitations may restrict the Manager’s ability to use derivatives as part of the Funds' investment strategies. Although the Manager expects to be able to execute the Funds' investment strategies within the limitations, a Fund’s performance could be adversely affected. In addition, new rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) may limit the availability of certain derivatives, may make the use of derivatives by portfolios more costly, and may otherwise adversely impact the performance and value of derivatives.

Liquidity Determinations

The Board has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature

Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board.

Loan Interests and Direct Debt Instruments (bank loans)

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Managed Allocation Fund may invest in loan interests and direct debt instruments, generally referred to as bank loans, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency, or bankruptcy of the borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks, such as a loan foreclosure, and costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

For purposes of Fund investment limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the Fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Master Demand Notes

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Managed Allocation Fund may invest in master demand notes, which are obligations that permit the investment of fluctuating amounts by each Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest a Fund’s assets in master demand notes only if the Board or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Mortgage-Backed Securities

The Cornerstone Conservative Fund Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Managed Allocation Fund, and Government Securities Fund may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae, also known as GNMA), Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since 2009, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage backed securities. While the Federal Reserve’s purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $146.6 billion in dividends. Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA had previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae or Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The Cornerstone Conservative Fund Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Managed Allocation Fund, and Government Securities Fund also may invest in mortgage-backed securities that include collateralized mortgage obligations (CMOs), stripped mortgage-backed securities (SMBSs), and mortgage dollar rolls.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund’s return on these investments. CMOs may also be less marketable than other securities.
SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund's limitations on investment in illiquid securities.

In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

In addition, the Cornerstone Conservative Fund Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Government Securities Fund also may invest in commercial mortgage-backed securities (CMBSs) and interest only commercial mortgage-backed securities (CMBS IOs).

CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and are also less sensitive to interest rate changes. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield. The Funds will only purchase CMBS IOs rated AA and higher.

Municipal Lease Obligations

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy, and Managed Allocation Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Options on Futures Contracts

Each Fund (except the Treasury Money Market Trust) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options on Securities

Each Fund (except the Treasury Money Market Trust) may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: “puts” and “calls.” Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total Return.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury, and certain other U.S. government agencies. In calculating a Fund’s dividends, index-based adjustments may be considered income.

Periodic Auction Reset Bonds

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund, and Managed Allocation Fund may invest in periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Preferred Stocks

Each Fund (except the Government Securities Fund and Treasury Money Market Trust) may invest in preferred stocks, which represent a class of capital stock. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Preferred stockholders do not ordinarily enjoy any of the voting rights of common stockholders. Most preferred stock is cumulative, meaning that if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. Typically, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. However, an adjustable-rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the U.S.Treasury bill rate or other money market rates. A convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred, which behaves more like a fixed-income bond. The main benefit to owning preferred stock is that the investor has a greater claim on the company’s assets than common stockholders. Preferred stockholders always receive their dividends first and, in the event the company goes bankrupt, preferred stockholders are paid off before common stockholders. The Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Put Bonds

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund, Government Securities, and Managed Allocation Fund may invest in securities the interest on which is excludable from gross income for federal income tax purposes (tax exempt securities) (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under a Fund’s portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Real Estate Investment Trusts (REITs)

Because the Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund, Managed Allocation Fund, and World Growth Fund may invest a portion of their assets in equity securities of domestic and foreign REITs, these Funds also may be subject to certain risks associated with direct investments in real estate , including the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, and increases in interest rates and other real estate capital market influences.
In addition, the Cornerstone Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Managed Allocation Fund may invest a portion of their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in these securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon the specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. A shareholder in a Fund that invests in REITs will bear not only its proportionate share of the expenses of the Fund, but also will bear, indirectly, the management expenses of the underlying REITs.

Recent Market Conditions

The financial crisis in the U.S. and global economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including each Fund. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. Conditions in the United States have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced.

In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country might adversely impact issuers in a different country. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. These conditions could negatively impact the value of a Fund’s investments. In addition, as of the date of this SAI, interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates.

The situation in the financial markets has resulted in calls for increased regulation. In particular, the Dodd-Frank Act has initiated a revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; new rules for derivatives trading; and the registration and additional regulation of hedge and private equity fund managers. The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (e.g., the SEC and the CFTC) have been active in proposing and adopting regulations and guidance on the use of derivatives by market participants, including mutual funds. It is not clear whether final guidelines for such use will be published, or what the content of such guidance will be. Instruments in which a Fund may invest, or the issuers of such instruments, may be negatively affected by the new legislation and regulation, some in ways that are still unforeseeable. Although a portion of the implementing regulations have been finalized, the ultimate impact of the Dodd-Frank Act is not yet certain.

In July 2014, the SEC adopted additional amendments to money market fund regulations (2014 Amendments) intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. In general, the 2014 Amendments require money market funds that do not meet the definitions of a retail money market fund or government money market fund to transact at a floating NAV per share (similar to all other non-money market mutual funds), instead of at a $1 stable share price, as has traditionally been the case. The 2014 Amendments also permit all money market funds to impose liquidity fees and redemption gates for use in times of market stress. The SEC also adopted additional diversification, stress testing, and disclosure measures. The 2014 Amendments represent significant departures from the traditional operation of money market funds and the impact that these amendments might have on the Funds that are money market funds is unclear; however, any changes to a Fund’s operations, or the impact on the trading and value of money market instruments, as a result of the 2014 Amendments may negatively affect the Fund’s yield and return potential. The 2014 Amendments generally are not effective until October 2016.

The U.S. federal government and certain foreign central banks have taken actions to support financial markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Others have opted for austerity, which may limit growth, at least in the short to medium term. The ultimate effect of these efforts is only beginning to reveal itself. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government's debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Repurchase Agreements

Each Fund may invest in repurchase agreements. The Treasury Money Market Trust may invest in repurchase agreements that are collateralized by cash items or obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by the Fund will be those in which it is authorized to invest and have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Fund will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund (except the Government Securities Fund and the Treasury Money Market Trust) may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund (except the Treasury Money Market Trust) also may purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund (except the Treasury Money Market Trust) may invest in securities issued by other non-money market investment companies (including ETFs). As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act. The Funds may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the 1940 Act that would otherwise be applicable.

Senior Securities

Pursuant to the investment restrictions that have been adopted by the Trust for each Fund, each Fund may not issue senior securities, except as permitted under the 1940 Act. “Senior securities” are defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. In addition, each Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of a Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased to the extent of the Fund’s gross assets.

Separate Trading of Registered Interest and Principal of Securities (STRIPS)

The Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Managed Allocation Fund, Government Securities Fund, and Treasury Money Market Trust may invest in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities that allow the investor to hold and trade the individual interest and principal components of eligible U.S. Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

Short-Term Instruments

When a Fund experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Fund’s investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody’s or, if unrated, of comparable quality in the opinion of the Manager or the applicable subadviser(s); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time a Fund invests in commercial paper, bank obligations, or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody’s, or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody’s (see Appendix A). If no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager or the applicable subadviser(s).

Swap Arrangements

Each Fund (except the Treasury Money Market Trust) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts.

In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay a Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, a Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having an NAV equal to any excess of a Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

Swap agreements historically have been individually negotiated and most swap arrangements are currently traded over-the-counter. Certain standardized swaps currently are, and more in the future will be, centrally cleared and traded on either a swap execution facility or a designated contract market. Cleared swaps are transmitted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. For example, swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction. An investor could lose margin payments it has deposited with its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization if the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. In addition, depending on the size of a portfolio and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a portfolio to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

These swap arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of a Fund’s portfolio. However, a Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. A Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation and in some cases transacting in swaps that are centrally cleared and exchange traded. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and generally will not be centrally cleared or traded on an exchange and, accordingly, they are less liquid than traditional swap transactions.

A Fund may enter interest rate swaps, the use of which is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The Cornerstone Conservative Fund Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Managed Allocation Fund may enter into credit default swap contracts (CDS) for investment purposes. If the Fund is a seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap. As seller, the Fund is not required to remain in the CDS contract until default or maturity and could terminate the contract and incur a realized gain or loss.

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, and Managed Allocation Fund also may purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case a Fund would function as the counterparty referenced above. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It also would involve credit risk; the seller may fail to satisfy its payment obligations to a Fund in the event of a default. As buyer, a Fund is not required to remain in the CDS contract until default or maturity and could terminate the contract and incur a realized gain or loss.

The swap market was largely unregulated prior to the enactment of the Dodd-Frank Act. The Dodd-Frank Act has changed the way the U.S. swap market is supervised and regulated. Developments in the swap market under final implementing regulations under the Dodd-Frank Act will adversely affect a Fund’s ability to enter into certain swaps in the over-the-counter market (and requires that certain of such instruments be exchange-traded and centrally cleared). Dodd-Frank Act developments also could adversely affect a Fund’s ability to support swap trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments. Regulations that are being developed by the CFTC and banking regulators will require a Fund to post margin on over-the-counter swaps, and clearing organizations and exchanges require minimum margin requirements for exchange-traded and cleared swaps. These changes under the Dodd-Frank Act may increase the cost of a Fund’s swap investments, which could adversely affect Fund investors.

Synthetic Instruments

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund, and Managed Allocation Fund may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option.

Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt status. The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that a Fund will not be able to exercise its tender option. The Growth and Tax Strategy Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the interest paid on the instrument is entitled to tax-exempt treatment.

Taxable Municipal Bonds

The Government Securities Fund may invest in taxable municipal bonds. There are situations in which a governmental issuer will sell taxable municipal bonds because the federal government will not subsidize the financing of certain activities that do not provide a significant benefit to the general public. General obligation bonds, revenue bonds, housing, local sports facilities, refunding of a refunded issue and borrowing to replenish a municipality’s underfunded pension plan are just some examples of bond issues that are federally taxable. Taxable municipals offer yields more comparable to those of other taxable sectors, such as corporate bonds or bonds issued by U.S. governmental agencies, than to those of tax-exempt municipals. Usually, interest on a long-term bond is paid semiannually, while interest on short-term notes is paid at maturity.

Tax-Exempt Liquidity Protected Preferred Shares

Each Fund may invest in tax-exempt liquidity protected preferred shares (LPP shares) (or similar securities). LPP are issued by municipal bond funds (funds that principally invest in tax-exempt securities) and are generally designed to pay “exempt-interest dividends” (see Tax Considerations) that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period. If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period. LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date. If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different. The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process. Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that a liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, a Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, a Fund may receive less than the price it paid for the shares if it sells (assuming it is able to do so) them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising. Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that a Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by a Fund or securities issued by a liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares. It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares. In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and a notice and handful of private letter rulings (which may be relied on as precedent only by the taxpayer(s) to whom they are addressed) issued by the Internal

Revenue Service (IRS). It is possible that the SEC and/or the IRS could issue new guidance or rules that supersede and nullify all or a portion of the current guidance, which could adversely impact the value and liquidity of a Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Funds to invest in LPP shares.

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The tax-exempt income earned on these investments will be taxable to a Funds’ shareholders (other than shareholders of the Growth and Tax Strategy Fund) when distributed to them. See “Tax Considerations”.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. A Fund also may invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities, or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s, S&P, Fitch, and Dominion represent their opinions of the quality of the securities rated by them (see Appendix A). It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager or the applicable Subadviser to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

The value of tax-exempt securities can be affected by changes in the actual or perceived credit quality of the issuer, which can be affected by, among other things, the financial condition of the issuer, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the proposed project, and political or economic developments in the region where the instrument is issued. Local and national market forces – such as declines in real estate prices or general business activity – shifting demographics or political gridlock may result in decreasing tax bases, growing entitlement budgets, and increasing construction and/or maintenance costs and could reduce the ability of certain municipal issuers to repay their obligations. Those obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. These and other factors may adversely affect the value of a Fund’s investments.

Temporary Defensive Policy

Each Fund (except the Treasury Money Market Trust) may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper and other corporate debt obligations.

Treasury Inflation-Protected Securities (TIPS)

Each Fund (except the Precious Metals and Minerals Fund, Emerging Markets Fund, World Growth fund, and International Fund,) may invest in Treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to take into account the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities in the event of sustained deflation or a drop in prices.

U.S. Government Obligations

Each Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable-Rate and Floating-Rate Securities

The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund, and the Government Securities Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes (VRDNs)

Each Fund (except the Precious Metals and Minerals Fund, Emerging Markets Fund, World Growth Fund, and International Fund) may invest in VRDNs, which are securities that provide the right to sell the securities at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held. VRDNs are tax-exempt securities.

When-Issued and Delayed-Delivery Securities

Each may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in the Funds’ portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that the Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

On the settlement date of the when-issued or delayed-delivery securities, a Fund will meet its obligations from then-available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund’s payment obligations). The availability of liquid assets for this purpose and the effect of asset segregation on a Fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the Fund may purchase when-issued and delayed delivery securities. A Fund may realize a capital gain or loss in connection with such transactions.

Zero Coupon Bonds

Each Fund (except the Precious Metals and Minerals Fund, Emerging Markets Fund, World Growth Fund, International Fund, and Treasury Money Market Trust) may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a discount from its face value (“original issue discount”), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, a Fund accrues the daily amortization of the original issue discount.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed in any material way for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of a Fund if more than 50% of the outstanding voting securities of a Fund are present or represented by proxy or (2) more than 50% of that Fund’s outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

Each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not (except for the Precious Metals and Minerals Fund) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities.

(7)
may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

With respect to each Fund’s concentration policies as described above, the Manager may determine “industry” by using various recognized industry classification services including, but not limited to industry classifications established by S&P, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

Additional Restriction

Each of the following funds has an investment policy that requires it to invest normally at least 80% of its assets in the type of security suggested by its name: Cornerstone Equity Fund has an investment policy that requires it to normally invest at least 80% of its assets in equity securities; Emerging Markets Fund invests at least 80% of its assets in equity securities of emerging market companies; Precious Metals and Minerals Fund invests at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds; Government Securities Fund invests at least 80% of its assets in government securities; and Treasury Money Market Trust invests at least 80% of its assets in U.S. Treasury bills, notes and bonds, and repurchase agreements collateralized by these instruments. To the extent required by SEC rules, each such policy may be changed only upon at least 60 days’ written notice to the applicable Fund’s shareholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager or the applicable Subadviser, subject to the general control of the Board, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust’s policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable Subadviser may effect certain “riskless principal” transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

The Fund will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager and through affiliated brokers of the applicable Subadviser. The Board has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Fund, the Manager, or the applicable Subadvisers are reasonable and fair. The Board has authorized the Manager or the applicable Subadviser for the Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The Board has approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

In the allocation of brokerage business used to purchase securities for the Fund, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser subject to obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed-income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager’s or the applicable Subadviser’s costs.

In return for such services, the Fund may pay to a broker a “higher commission” (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Fund and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with which it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes obtaining the best available price and most favorable execution.

To the extent permitted by applicable law, and in all instances subject to the Fund’s policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund’s expenses. The Manager or the applicable Subadviser may use step-out trades where the executing broker-dealer agrees to step-out a portion of a larger trade to the commission recapture broker-dealer to facilitate the commission recapture arrangement.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for the Fund or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser’s other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a “dealer” market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer’s mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

During the fiscal year ended May 31, 2014, the following Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of the regular broker-dealers.

Regular Broker-Dealer	Value of Securities As of May 31, 2014
Banc of America Securities, LLC
Growth and Tax Strategy	$983,000
Bank of New York
Growth and Tax Strategy	$239,000
BNY Mellon
World Growth	$17,774,000
Barclays Global Investors Services
Cornerstone Moderate	$7,184,000
Cornerstone Aggressive	$192,00
Cornerstone Moderately Conservative	$604,000
Cornerstone Moderately Aggressive	$15,286,000
International	$40,353
Citigroup Global Markets Inc.
Cornerstone Moderate	$5,196,000
Cornerstone Moderately Aggressive	$12,816,000
Cornerstone Aggressive	$995,000
Cornerstone Moderately Conservative	$624,000
Growth and Tax Strategy	$886,000
Goldman Sachs Group
Growth and Tax Strategy	$413,000
World Growth	$12,893,000

JP Morgan Chase & Co.
Cornerstone Moderate	$10,292,000
Cornerstone Moderately Aggressive	$25,049,000
Cornerstone Aggressive	$1,161,000
Cornerstone Moderately Conservative	$1,423,000
Growth and Tax Strategy	$1,291,000
Morgan Stanley
Growth and Tax Strategy	$266,000
Cornerstone Moderate	$1,080,000
Cornerstone Aggressive	$278,000
Cornerstone Moderately Aggressive	$3,086,000
Cornerstone Moderately Conservative	$154,000
UBS Warburg LLC
Cornerstone Moderately Aggressive	$68,000
International	$71,812,000
World Growth	$12,502,000
State Street Bank & Trust
Cornerstone Moderately Aggressive	$13,440,000
Cornerstone Aggressive	$252,000
Cornerstone Moderately Conservative	$1,260,000
Growth and Tax Strategy	$177,000

World Growth	$22,468,000
Wells Fargo & Co
Cornerstone Moderate	$3,983,000
Cornerstone Moderately Aggressive	$10,228,000
Cornerstone Aggressive	$829,000
Cornerstone Moderately Conservative	$495,000

Brokerage Commissions

During the last three fiscal years ended May 31, the Funds paid the following aggregate brokerage fees:

Fund	2014		2013		2012
Growth and Tax Strategy	$3,296		$4,088		$7,754
Cornerstone Moderate Conservative	$49,836	(d)	$22,468		$-	(a)
Cornerstone Moderate	$489,062		$386,871	(b)	$602,828
Cornerstone Moderately Aggressive	$1,394,011		$1,346,125		$1,751,746
Cornerstone Aggressive	$82,420	(d)	$38,852	(a)	$-	(a)
Precious Metals and Minerals	$481,835		$591,045		$1,145,585
Emerging Markets	$2,154,863		$3,601,640	(c)	$2,938,851
International	$1,063,844		$1,208,784		$1,054,263
World Growth	$182,827		$195,641		$156,882
Managed Allocation	$396,833	(d)	$185,646	(b)	$211,482
(a)	Fund commenced operations on June 8, 2012.
(b)	Reflects decreased trading activity due to asset allocation strategies.
(c)	Reflects increased trading activity due to subadvisers and asset allocation strategies.
(d)	Significant cash flow into the Fund during the fiscal year ended May 31, 2014, resulted in more frequent portfolio transactions and led to an increase in brokerage commissions for the year.

The Manager or the applicable Subadviser directed a portion of certain Fund’s brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended May 31, 2014, such brokerage transactions and related commissions and/or underwriting concessions amounted to the following:

Fund	Commissions/ Underwriting Concessions	Transaction Amounts
Growth and Tax Strategy	$2,810	$2,021,472
Cornerstone Moderately Conservative	$441	$6,278,682
Cornerstone Moderately Aggressive	$9,224	$131,099,940
Cornerstone Aggressive	$770	$11,069,601
Precious Metals and Minerals	$24,568	$28,460,066
Emerging Markets	$939,164	$588,911,111
International	$116,899	$1,148,611,103
World Growth	$30,500	$254,044,537
Managed Allocation	$2,640	$31,805,155

Portfolio Turnover Rates

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund’s (other than Treasury Money Market Trust’s) portfolio appropriate in view of its investment objective(s). Ordinarily, the Fund will not purchase or sell securities solely to achieve short-term trading profits, although the Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective(s). The Growth and Tax Strategy Fund, however, may also purchase and sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

For the last two fiscal years ended May 31, the Funds’ portfolio turnover rates were as follow:

Fund	2014	2013
Growth and Tax Strategy	5%	5%
Cornerstone Moderate	46%	66%(b)
Cornerstone Moderately Aggressive	57%	81%
Cornerstone Conservative	1%	4%(a)
Cornerstone Moderately Conservative	36%	59%(a)
Cornerstone Aggressive	46%	74%(a)
Cornerstone Equity	2%	5%(a)
Precious Metals and Minerals	10%	15%
Emerging Markets	48%	148%(c)
International	14%	20%
World Growth	9%	12%
Government Securities	0%(d)	24%
Managed Allocation	65%	65%(b)
(a)	Fund commenced operations on June 8, 2012.
(b)	Reflects decreased trading activity due to asset allocations strategies.
(c)	Reflects increased trading activity due to subadvisers and asset allocation strategies.
(d)	Reflects decreases as a result of no securities purchased for fiscal year ended 2014.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Fifty-two such portfolios have been established, fourteen of which are described in this SAI.

The Funds are series of the Trust and are diversified, except the Precious Metals and Minerals Fund and Managed Allocation Fund, which are classified as non-diversified. The Funds formerly were series of USAA Investment Trust, a Massachusetts Business Trust, which began offering shares of the Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund) and Precious Metals and Minerals (formerly Gold Fund) Fund, on August 15, 1984, the Cornerstone Moderate Fund (formerly Balanced Strategy Fund) on September 1, 1995; the International Fund on July 11, 1988; the Growth and Tax Strategy Fund on January 11, 1989, the Government Securities Fund (formerly GNMA Trust) and Treasury Money Market Trust on February 1, 1991, the World Growth Fund on October 1, 1992, the Emerging Markets Fund on November 7, 1994; and were all reorganized into the Trust in August 2006. The Managed Allocation Fund began offering shares on February 1, 2010. The Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund began offering shares on June 8, 2012.

The Precious Metals and Minerals Fund, Emerging Markets Fund, and International Fund offer three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The World Growth Fund and Government Securities Fund offer two classes of shares: Fund Shares and Adviser Shares. The Trust is permitted to offer additional funds or classes of shares. Each class of shares of a Fund consists of separate share class of that Fund and is not a separate mutual fund. The Fund Shares currently are available for investment through a USAA member account with the Manager, USAA Brokerage Services, or certain other financial intermediaries the Fund may approve from time to time. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time. The Institutional Shares were established on November 13, 2007, and commenced offering on August 1, 2008. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of such Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. The assets of each Fund are charged with the liabilities and expenses attributable to such Fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Shares of each class of a Fund represent an equal proportionate interest in that Fund with every other share of that class and are entitled to dividends and other distributions out of the net income and realized net capital gains belonging to that Fund when declared by the Board and generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each has a different designation; (b) each class of shares bears its “Class Expenses”; (c) each has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features. Expenses currently designated as “Class Expenses” by the Trust’s Board under the Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act include: legal, printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders of a specific class; blue sky fees incurred by a specific class of shares; transfer agency expenses relating to a specific class of shares; expenses of administrative personnel and services required to support the shareholders of a specific class of shares; litigation expenses or other legal expenses relating to a specific class of shares; shareholder servicing expenses identified as being attributable to a specific class; and such other expenses actually incurred in a different amount by a class or related to a class’s receipt of services of a different kind or to a different degree than another class. In addition, each class of a Fund may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract with respect to the Fund to the different investment performance of each class of the Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution. However, due to the differing expenses of the classes, dividends and liquidation proceeds on the different classes of shares will differ.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares, and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of all share classes of the Fund is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Fund’s shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees if that Fund has a majority of the assets of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights, except as described in a Fund’s prospectus or in the Trust’s Multiple Class Plan pursuant to rule 18f-3 under the 1940 Act.

Converting from Institutional Shares into Fund Shares: If you no longer meet the eligibility requirements to invest in Institutional Shares of a Fund (e.g., you terminate participation in a USAA discretionary managed account program), we may convert your Institutional Shares of the Fund into Fund Shares. The Fund will notify you before any mandatory conversion into Fund Shares occurs.

Converting from Adviser Shares into Fund Shares: If you hold Adviser Shares of a Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established with the Fund’s Transfer Agent or into your USAA Brokerage account, we may convert your Adviser Shares of the Fund into Fund Shares.

Pricing: When a conversion occurs, you receive shares of one class of a Fund for shares of another class of a Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in a Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

TAX CONSIDERATIONS
Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the Code) (RIC). If a Fund so qualifies, it will not be liable for federal income tax on its taxable net investment income and net capital gains (gains in excess of losses) that it distributes to its shareholders.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (90% test); (2) distribute at least 90% of its investment company taxable income, (generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions for the taxable year, (distribution requirement); and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund’s taxable year. In the case of the Growth and Tax Strategy Fund, at least 50% of the value of its total assets must consist of obligations the interest on which is excludable from gross income pursuant to section 103(a) of the Code, in order to be entitled to pay “exempt-interest dividends” to its shareholders which those shareholders may exclude from their gross income for federal income tax purposes. The Growth and Tax Strategy Fund intends to continue to satisfy that requirement.

The Code imposes a nondeductible 4% excise tax (Excise Tax) on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for that year, (2) 98.2% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of the Excise Tax.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign will be treated as qualifying income under the 90% test. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any option, futures contract, forward contract, foreign currency, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

A Fund may invest in certain futures, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency contracts -- excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, when distributed to them), and to increase the net capital gain (the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

Section 1092 of the Code (dealing with straddles) also may affect the taxation of certain options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

Certain Funds may invest in the stock of “passive foreign investment companies” (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the reduced maximum federal income tax rate on individuals’ and certain other non-corporate taxpayers’ “qualified dividend income” described in the Fund’s prospectuses.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (QEF), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the distribution requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

Each Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the distribution requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should note that a Fund’s determination whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Fund could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Fund invests therein. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (OID) (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). OID is treated for those purposes as earned by a Fund as it accrues, whether or not any payment is actually received, and therefore is subject to the distribution requirement mentioned above. However, accrued OID with respect to tax-exempt obligations the Growth and Tax Strategy Fund may acquire zero coupon or other municipal securities issued with OID generally will be excluded from a Fund’s taxable income, although that OID will be included in its gross income for purposes of the 90% test and will be added to its adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the accrual of OID is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest. Because each Fund annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any accrued tax-exempt OID, to satisfy the distribution requirement and (except with respect to tax-exempt OID) the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued OID, if any. Each Fund intends to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as ordinary income to the extent of accrued market discount on the security.

A Fund also may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction and generally must be amortized under an economic accrual method.

The Cornerstone Conservative Fund and the Cornerstone Equity Fund (each, a Fund-of-Funds) each invests its assets primarily in shares of underlying USAA funds. Accordingly, a Fund-of-Fund’s income will consist of distributions from the underlying USAA funds and net gains realized from the disposition of shares of those funds. If an underlying USAA fund qualifies for treatment as a RIC -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to a Fund-of-Funds from the underlying USAA fund’s investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund-of-Funds as ordinary income to the extent of the underlying USAA fund’s earnings and profits and (2) distributions paid to a Fund-of-Funds from the underlying USAA fund’s net capital gain will be taxable to the Fund-of-Funds as long-term capital gains, regardless of how long the Fund-of-Funds has held the underlying USAA fund’s shares. (As noted in the Fund-of-Funds’ prospectus, a Fund-of-Funds will be able to avoid having to pay entity-level income tax on those distributions by distributing the amount thereof to its shareholders.) If a Fund-of-Funds purchases shares of an underlying USAA fund within 30 days before or after redeeming other shares of that fund at a loss (whether pursuant to a rebalancing of the Fund-of-Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund-of-Funds and instead will increase its basis in the newly purchased shares.

References herein to a Fund’s investments and the federal income tax consequences thereof to the Fund should be read to include reference to investments of and those consequences to the underlying USAA funds.

Taxation of the Shareholders

Shareholders of all Funds. Distributions (other than exempt-interest dividends) are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends declared by a Fund in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if the Fund pays the dividend during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below with respect to the Growth and Tax Strategy Fund.

Any gain or loss a shareholder realizes on the redemption or other disposition of shares of a Fund, or on receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any such gain a non-corporate shareholder recognizes on a redemption or exchange of Fund shares that he or she has held for more than one year will qualify for the 15% or 20% maximum federal income tax rates mentioned in each Fund’s prospectus. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss a shareholder realizes on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain the shareholder received with respect to such shares. Additionally, any account maintenance fee deducted from a shareholder’s account will be treated as taxable income even though not received by the shareholder.

If a Fund's distributions in a taxable year exceed its current and accumulated earnings and profits, all or a portion of the distributions made in that year may be recharacterized as a return of capital to shareholders. Distributions in excess of a Fund's distribution requirement, but not in excess of the Fund's earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A Fund's capital loss carryovers, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits, even if such carryovers offset current year realized gains. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when the shares of which the distribution was received are redeemed.

If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to (“in lieu of”) any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be “qualified dividend income,” distributions to the Fund's shareholders of such “in lieu of” payments will not be treated as such and instead will be taxed at the shareholders’ marginal federal income tax rates.

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the basis information for Fund shares purchased on or after January 1, 2012 (Covered Shares). In addition to the previous requirement to report the gross proceeds from the redemption of Fund shares, each Fund also is required to report the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. In addition, each Fund will indicate whether the lot has been adjusted for a wash sale. The previous requirement to report only the gross proceeds from the redemption of Fund shares will continue to apply to all non-Covered Shares.

Shareholders of Growth and Tax Strategy Fund (in this sub-section, the Fund). Exempt-interest dividends paid by the Fund are excludable from a shareholder’s gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient’s federal income tax return.
If a shareholder of the Fund redeems or exchanges shares held for six months or less at a loss and received an exempt-interest dividend with respect to the shares, the loss will be disallowed to the extent of such exempt-interest dividend. Shareholders who are recipients of Social Security or railroad retirements benefits should be aware that exempt-interest dividends received from the Fund are includible in their “modified adjusted gross income” for purposes of determining the amount of those benefits, if any, that are required to be included in their gross income.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes. Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on private activity bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of private activity bonds.

The Fund may invest in private activity bonds (PABs). Except as noted in the following sentence, (1) interest on certain PABs is a tax preference item for purposes of the federal alternative minimum tax (AMT) -- which is a supplemental tax designed to ensure that all taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items) -- although that interest continues to be excludable from federal gross income, and (2) for corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) (which includes all tax-exempt interest, regardless of whether it is attributable to PABs) exceed alternative minimum taxable income before the ACE adjustment. Pursuant to the American Recovery and Reinvestment Act of 2009, bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009, will not be PABs -- and the interest thereon thus will not be a tax preference item -- and the interest on those bonds will not be included in a corporation’s

ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of the tax-exempt securities purchased for the Fund and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Fund’s counsel makes any review of the basis for such opinions.

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are a resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fund shares should consult their own tax advisers as to the tax consequences of investing in shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof; changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.

TRUSTEES AND OFFICERS OF THE TRUST

The Board consists of seven Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including AMCO and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the Independent Trustees) and one Trustee who is an “interested person” of the Funds (Interested Trustee). In addition, the Chairman of the Board is an Independent Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that the Interested Trustee provides the Board with the Manager’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors and periodic presentations from USAA Operational Risk Management.
The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals, operational risk management and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

AMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Independent Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for AMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Independent Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee**
Independent Trustees
Robert L. Mason, Ph.D. (July 1946)	Trustee and Chairman	Trustee since January 1997 and Chairman since January 2012	Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years’ experience as a Board member of the USAA family of funds. Mr. Mason holds no other directorships.	52
Jefferson C. Boyce (September 1957)	Trustee	Trustee since September 2013	Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.	52
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52
Paul L. McNamara (July 1948)	Trustee	Trustee since January 2012	Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets,	52

			including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships.
Barbara B. Ostdiek, Ph.D. (March 1964)	Trustee	Trustee since January 2008
Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years’ experience as a Board member of the USAA family of funds. Ms. Ostdiek holds no other directorships.
				52
Michael F. Reimherr (August 1945)	Trustee	Trustee since January 2000	President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years’ experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company.	52

* The address for each Independent Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

** Under the Trust’s organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee either reaches age 72 or has served 20 years, and the Interested Trustee may serve as a Trustee until the Trustee either reaches age 65 or has served 20 years. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that as a result at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons” under the 1940 Act.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
Interested Trustee
Daniel S. McNamara (June 1966)	Trustee, President, and Vice Chairman	Trustee since December 2009, President, and Vice Chairman since January 2012
President of Financial Advice & Solutions Group, USAA (02/13-present); Director of USAA Asset Management Company, (AMCO) (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.
				52
Interested Officers
R. Matthew Freund (July 1963)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.	52
John P. Toohey (March 1968)	Vice President	June 2009	Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).	52
James G. Whetzel (February 1978)	Secretary	May 2013	Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG General Counsel, USAA (10/12-present); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of	52

			funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.
Daniel J. Mavico (June 1977)	Assistant Secretary	June 2013	Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.	52
Roberto Galindo, Jr. (November 1960)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).	52
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director , Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby serves as the Funds' anti-money laundering compliance officer.	52

* The address of the Interested Trustee and each officer is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds. During the Funds’ most recent full fiscal year ended May 31, 2014, the Board held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Interested Trustee D. McNamara and Independent Trustee Mason are members of the Executive Committee. During the Funds’ most recent full fiscal year ended May 31, 2014, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board reviews the financial information and the independent auditor’s reports and undertakes certain studies and analyses as directed by the Board. Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, and Reimherr are members of the Audit Committee. During the Funds’ most recent full fiscal year ended May 31, 2014, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board acts upon various investment-related issues and other matters which have been delegated to it by the Board. Interested Trustee D. McNamara, and Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, and Reimherr are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended May 31, 2014, the Pricing and Investment Committee held meetings four times.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and Independent Trustees. Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, and Reimherr are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended May 31, 2014, the Corporate Governance Committee held meetings five times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Brooks Englehardt, President. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2013.

	Cornerstone	Cornerstone Moderately	Cornerstone	Cornerstone Moderately
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund
Interested Trustee
Daniel S. McNamara	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000

Independent Trustees
Robert L. Mason, Ph.D.	None	None	None	None
Jefferson C. Boyce	None	None	None	None
Paul L. McNamara	None	None	None	None
Barbara B. Ostdiek, Ph.D.	None	None	None	None
Michael F. Reimherr	None	None	None	None

	Cornerstone	Cornerstone	Precious Metals	International
	Aggressive Fund	Equity Fund	Minerals Fund	Fund
Interested Trustee
Daniel S. McNamara	$0 - $10,000	$0 - $10,000	$10,001-$50,000	$10,001-$50,000

Independent Trustees
Robert L. Mason, Ph.D.	$50,001 -$100,000	None	None	None
Jefferson C. Boyce	None	None	None	None
Paul L. McNamara	None	None	$10,001 - $50,000	$10,001 - $50,000
Barbara B. Ostdiek, Ph.D.	None	None	None	None
Michael F. Reimherr	None	None	$0 - $10,000	None

	Emerging Markets	World Growth	Growth and Tax	Government
	Fund	Fund	Strategy Fund	Securities Fund
Interested Trustee
Daniel S. McNamara	$10,001-$50,000	$0 - $10,000	$0 - $10,000	$0 - $10,000

Independent Trustees
Robert L. Mason, Ph.D.	None	None	None	None
Jefferson C. Boyce	None	None	None	None
Paul L. McNamara	$10,001 - $50,000	None	None	None
Barbara B. Ostdiek, Ph.D.	None	$0 - $10,000	None	None
Michael F. Reimherr	None	None	None	None

	Treasury Money	Managed	USAA Family
	Market Trust	Allocation Fund	of Funds Total
Interested Trustee
Daniel S. McNamara	$0 - $10,000	$50,001 - $100,000	Over $100,000

Independent Trustees
Robert L. Mason, Ph.D.	None	None	Over $100,000
Jefferson C. Boyce	None	None	None
Paul L. McNamara	None	None	Over $100,000
Barbara B. Ostdiek, Ph.D.	None	None	$50,000-$100,000
Michael F. Reimherr	None	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2014.

Name	Aggregate	Total Compensation
of Trustee	Compensation from Funds	from the
	Listed in this SAI	USAA Family of Funds (b)
Interested Trustee
Daniel S. McNamara	None (a)	None (a)

Independent Trustee
Robert L. Mason, Ph.D.	$49,512	$182,600
Jefferson C. Boyce(c)	$36,088	$134,040
Dawn M. Hawley(d)	None	None
Paul L. McNamara	$44,084	$162,600
Barbara B. Ostdiek, Ph.D.	$46,256	$170,600

Michael F. Reimherr	$44,256	$170,600

(a) Daniel S. McNamara is affiliated with the Trust’s investment adviser, AMCO, and, accordingly, receives no remuneration from the Trust or any other fund of the USAA Fund Complex.
(b) At May 31, 2014, the Fund Complex consisted of one registered investment company offering 52 individual funds.
(c) Compensation for period of September 2013-May 2014.
(d) Dawn M. Hawley was appointed to the Board on April 2014.

No compensation is paid by any Fund to any Trustee who is a director, officer, or employee of AMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Trust expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of the August 31, 2014, the officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of August 31, 2014, United Services Automobile Association (USAA), a Texas reciprocal inter-insurance exchange, and its affiliates owned approximately 2,500,000 shares (16.2%) of the Cornerstone Moderate Conservative Fund, 2,500,000 shares (18.9%) of the Cornerstone Aggressive Fund, 500,000 shares (4.6%) of the Cornerstone Conservative Fund, and 500,000 shares (9.2%) of the Cornerstone Equity Fund, and as such may be presumed to control the Fund. If USAA decides to redeem large amounts at any time, it intends to provide each Fund with adequate time to sell portfolio securities in an orderly manner to meet USAA redemptions.

As of August 31, 2014, the following held of record or owned beneficially 5% or more of the voting stock of any Fund’s shares.

Title of Class	Name of Address of	Percent of Class
	Beneficial Owner

International Fund	State of Nevada- Upromise Investments Inc	8.54%
	College Savings Plan
	Aggressive Growth Portfolio
	95 Wells Ave Ste 160
	Newton Center, MA 02459-3216

International Fund	State of Nevada- Upromise Investments Inc	5.83%
	College Savings Plan
	Growth Portfolio
	95 Wells Ave Ste 160
	Newton Center, MA 02459-3216

Emerging Markets Fund	State of Nevada- Upromise Investments Inc	10.53%
	College Savings Plan
	Aggressive Growth Portfolio
	95 Wells Ave Ste 160
	Newton Center, MA 02459-3216

Emerging Markets Fund	State of Nevada- Upromise Investments Inc	7.22%
	College Savings Plan
	Growth Portfolio
	95 Wells Ave Ste 160
	Newton Center, MA 02459-3216

Emerging Markets Fund	State of Nevada- Upromise Investments Inc	5.95%
	College Savings Plan
	Moderate Portfolio
	95 Wells Ave Ste 160
	Newton Center, MA 02459-3216

Precious Metals and Minerals Fund Institutional Shares	USAA Target Retirement 2020 Fund	8.08%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Precious Metals and Minerals Fund Institutional Shares	USAA Target Retirement 2030 Fund	22.93%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Precious Metals and Minerals Fund Institutional Shares	USAA Target Retirement 2040 Fund	32.58%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Precious Metals and Minerals Fund Institutional Shares	USAA Target Retirement 2050 Fund	19.56%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

International Fund Institutional Shares	USAA Target Retirement 2020 Fund	10.49%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

International Fund Institutional Shares	USAA Target Retirement 2030 Fund	26.93%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

International Fund Institutional Shares	USAA Target Retirement 2040 Fund	34.23%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

International Fund Institutional Shares	USAA Target Retirement 2050 Fund	19.90%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Emerging Markets Fund Institutional Shares	USAA Target Retirement 2020 Fund	9.06%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Emerging Markets Fund Institutional Shares	USAA Target Retirement 2030 Fund	24.23%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Emerging Markets Fund Institutional Shares	USAA Target Retirement 2040 Fund	30.60%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Emerging Markets Fund Institutional Shares	USAA Target Retirement 2050 Fund	17.22%
	9800 Fredericksburg Road
	San Antonio, Texas 78288

Emerging Markets Fund Institutional Shares	USAA Federal Savings Bank	6.31%
	Trust Department
	P.O. Box 690827
	San Antonio, Texas 78269

THE TRUST’S MANAGER

As described in the Funds’ prospectus, AMCO is the investment adviser for each Fund. AMCO, organized in August 2011, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution.

In addition to managing the Trust’s assets, AMCO advises and manages the investments of USAA and its affiliated companies. As of the date of this SAI, total assets under management by AMCO were approximately $136 billion, of which approximately $55 billion were in mutual fund portfolios.

Advisory Agreement

The Manager provides investment management and advisory services to the Funds pursuant to an advisory agreement dated August 1, 2006 (Advisory Agreement). Under this Advisory Agreement, the Manager provides an investment program, carries out the investment policies, and manages the portfolio assets for each of the Funds. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund’s investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the prospectuses.

For the services under this agreement, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and periodic reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2015, and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund) and (ii) by vote of a majority of the Independent Trustees cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days’ written notice. The Advisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the last three fiscal years ended May 31, management fees were as follows:

Fund	2014	2013	2012
Growth and Tax Strategy Fund	$1,080,988	$947,373	$833,675
Cornerstone Moderately Conservative Fund	$648,071	$293,112	$-
Cornerstone Moderate Fund	$7,167,384	$6,376,682	$5,925,666
Cornerstone Moderately Aggressive Fund	$17,650,833	$16,691,087	$16,585,422
Cornerstone Aggressive Fund	$844,342	$370,728	$-
Precious Metals and Minerals (Fund Shares)	$5,070,320	$9,827,262	$15,384,808
Precious Metals and Minerals Fund (Institutional Shares)	$1,773,313	$2,179,192	$617,023
Precious Metals and Minerals Fund (Adviser Shares)	$94,997	$101,597	$81,217
Emerging Markets (Fund Shares)	$4,345,110	$5,465,772	$6,957,922
Emerging Markets Fund (Institutional Shares)	$6,423,211	$3,932,196	$1,761,477
Emerging Markets Fund (Adviser Shares)	$44,278	$44,996	$48,387
International (Fund Shares)	$12,984,037	$12,214,496	$12,995,735
International Fund (Institutional Shares)	$11,728,353	$6,886,297	$2,956,088
International Fund (Adviser Shares)	$55,228	$48,139	$42,746
Government Securities Fund (Fund Shares)	$558,959	$461,679	$442,974
Government Securities Fund (Adviser Shares)	$4,209	$4,422	$5,084
Treasury Money Market Trust	$177,372	$184,312	$200,566
Managed Allocation Fund	$6,311,189	$3,731,358	$3,214,408
World Growth (Fund Shares)	$7,832,350	$5,742,026	$4,727,481
World Growth (Adviser Shares)	$132,699	$53,981	$45,236

The management fees of each Fund (except the Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund, Managed Allocation Fund, and the Treasury Money Market Trust) are based upon two components: (1) a base investment management fee, which is accrued daily and paid monthly, computed at an annual rate of average daily net assets and (2) a performance adjustment that will add to or subtract from the base investment management fee depending upon the performance of the Fund relative to the relevant Lipper index. Each Fund’s performance will be measured against the relevant Lipper indexes listed below.

Fund	Lipper Index
Cornerstone Moderate Fund	Balanced Funds Index
Cornerstone Moderately Aggressive Fund	Lipper Index
Precious Metals and Minerals Fund	Precious Metals Equity Funds Index
Emerging Markets Fund	Emerging Markets Funds Index
Government Securities Fund	Intermediate U.S. Government Funds Index
Growth and Tax Strategy Fund	Composite Index
International Fund	International Funds Index
World Growth Fund	Global Funds Index

With respect to the Treasury Money Market Trust, the Cornerstone Moderately Conservative Fund, the Cornerstone Aggressive Fund, and the Managed Allocation Fund the management fee consists solely of the base investment management fee. AMCO does not receive any management fee for the Cornerstone Conservative Fund or the Cornerstone Equity Fund.

Computing the Performance Adjustment

For any month, the base investment management fee of each Fund will equal the Fund’s average daily net assets for that month multiplied by the annual base investment management fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base investment management fee is then added to or subtracted from based upon each Fund’s average annual performance during the performance period compared to the average annual performance of each Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average daily net assets of each Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee as referenced in the chart below:

Fixed Income Funds:
Government Securities Fund
Growth and Tax Strategy Fund

Annual Adjustment Rate
Over/Under Performance Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average daily net assets) 1
+/- 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

Equity Funds:
Cornerstone Moderate Fund
Cornerstone Moderately Aggressive Fund
Precious Metals and Minerals Fund
Emerging Markets Fund
International Fund
World Growth Fund

Annual Adjustment Rate
Over/Under Performance Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average daily net assets) 1
+/– 100 to 400	+/– 4
+/– 401 to 700	+/– 5
+/– 701 and greater	+/– 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%). Average daily net assets are calculated over a rolling 36-month period.

For example, assume that a fixed-income fund with average daily net assets of $900 million has a base investment management fee of 0.30 of 1% (30 basis points) of the fund’s average daily net assets. Also assume that the fund had average daily net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

	Examples

	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	-	-4	5	-6	-
Monthly Adjustment Rate (c)	0.00%	n/a	0.00%	0.00%	0.00%	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	-	-28,050	34,850	-41,650	-
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a) Average annual performance over a 36-month period
(b) In basis points 1/100th of a percent
(c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gain distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper index. Because the adjustment to the base investment management fee is based upon the Fund’s performance compared to the investment record of its respective Lipper index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Lipper index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the following Funds so that the total annual operating expenses of each Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed the following expense limitations:

Fund/Class	Expense Ratio After Reimbursement as a % of Average Net Assets (ANA)
Cornerstone Conservative Fund	0.10%
Cornerstone Moderately Conservative Fund	0.90%
Cornerstone Moderate Fund	1.00%
Cornerstone Aggressive Fund	1.10%
Cornerstone Equity Fund	0.10%
Emerging Markets Fund Adviser Shares	1.75%
Government Securities Fund Adviser Shares	0.75%
International Fund Adviser Shares	1.40%

This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board and may be changed or terminated by the Manager at any time after October 1, 2015.

In addition, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Treasury Money Market Trust’s expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at anytime.

As a result of the Funds’ expense limitation, the Manager reimbursed the Funds as follows:

Fund	2014	2013	2012
Cornerstone Conservative Fund	$85,626	$143,648	$-
Cornerstone Moderately Conservative Fund	$235,578	$206,802	$-
Cornerstone Moderate Fund	$2,167,555	$2,535,134	$2,896,883
Cornerstone Aggressive Fund	$422,471	$273,577	$-
Cornerstone Equity Fund	$107,268	$154,529	$-
Precious Metals and Minerals Fund Adviser Shares	$-	$5,453	$10,947
Emerging Markets Fund Adviser Shares	$-	$1,918	$7,856
International Fund Adviser Shares	$-	$7,966	$11,823
World Growth Fund Adviser Shares	$-	$2,032	$9,326
Government Securities Fund Adviser Shares	$-	$8,256	$12,588
Treasury Money Market Fund	$630,387	$501,782	$641,179
Managed Allocation Fund	$-	$-	$-

Subadvisory Agreements

The Manager has entered into Subadvisory Agreements dated August 1, 2013, with Lazard Asset Management (Lazard); October 16, 2012, with Victory Capital Management, Inc. (Victory); dated October 7, 2012, with Brandes Investment Partners, L.P. (Brandes); dated July 9, 2007, with Quantitative Management Associates LLC (QMA); and dated August 1, 2006, with the other Subadvisers identified below, under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund’s assets in accordance with that Fund’s investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board of the Trust.

Each Subadvisory Agreement will remain in effect with respect to a Fund until July 31, 2015. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved annually by a vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board (on behalf of the Fund), including a majority of the Independent Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days’ written notice; by AMCO at any time; or by the applicable Subadviser on 90 days’ written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act) or if the Advisory Agreement is terminated.

For the Growth and Tax Strategy Fund, the Manager has entered into a Subadvisory Agreement with Northern Trust Investments, N.A. (NTI). The Manager (not the Fund) pays NTI a fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund’s average daily net assets that NTI manages. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.
Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of June 30, 2014, Northern Trust Corporation, through its subsidiaries, had assets under custody of $6.0 trillion and assets under investment management of $924.4 billion.

For the Cornerstone Moderately Aggressive Fund, the Manager has entered into Subadvisory Agreement with QMA. The Manager (not the Fund) pays QMA a fee in the annual amount of 0.25% of the Fund’s average daily net assets that QMA manages. QMA is an SEC registered investment adviser that manages equity and balanced portfolios for institutional and retail clients.

For the Emerging Markets Fund, the Manager has entered into Subadvisory Agreements with Lazard, Victory, and Brandes. The Manager (not the Fund) pays Lazard a fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for assets on the next $200 million; 0.65% for assets on the next $200 million; and 0.60% for assets over $600 million of the portion of the Fund’s average daily net assets that Lazard manages. Lazard Asset Management LLC, is an indirect, wholly owned subsidiary of Lazard Ltd.

The Manager (not the Fund) pays Victory a fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets on the next $100 million; and 0.70% for assets over $150 million of the portion of the Fund's average daily net assets that Victory manages. Victory is an SEC-registered investment adviser primarily for institutional clients. Through predecessor firms, Victory was founded in 1894 and is a wholly owned, independent subsidiary of KeyBank.

The Manager (not the Fund) pays Brandes a fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets on the next $300 million; and 0.60% for assets over $600 million of the portion of the Fund's average daily net assets that Brandes manages. Brandes is 100% beneficially owned by senior professionals of the firm.

For the International Fund and World Growth Fund, the Manager has entered into a Subadvisory Agreement with Massachusetts Financial Services Company (d/b/a MFS Investment Management (MFS)). The Manager (not the Fund) pays MFS a fee in the annual amount of 0.33% on the first $2 billion, 0.30% on the next $1 billion, and 0.25% over $3 billion of the combined average daily net assets of the International Fund and the average daily net assets of the World Growth Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is located at 111 Huntington Avenue, Boston, Massachusetts 02199.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, AMCO is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. AMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirmations of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay AMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for each Fund Share class (excluding the Cornerstone Conservative and Cornerstone Equity Funds and the Treasury Money Market Trust) and Adviser Share class. With respect to the Managed Allocation Fund the Trust has agreed to pay AMCO a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average daily net assets for the Fund. With respect to the Treasury Money Market Trust, the Trust has agreed to pay one-tenth of one percent (0.10%) of the average daily net assets for the Fund. The Trust currently pays no fees to AMCO with respect to the Cornerstone Conservative and Cornerstone Equity Funds. We also may delegate one or more of our responsibilities to others at our expense.

With respect to the Emerging Markets Fund Institutional Shares, International Fund Institutional Shares, and Precious Metals and Minerals Fund Institutional Shares, for these services under the Administration and Servicing Agreement, the Trust has agreed to pay AMCO a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average daily net assets. We also may delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended May 31, administration and servicing fees were as follows:

Fund	2014	2013	2012
Growth and Tax Strategy Fund	$300,833	$260,780	$231,221
Cornerstone Moderate Fund	$1,499,227	$1,281,503	$1,134,484
Cornerstone Moderately Aggressive Fund	$3,530,167	$3,269,134	$3,162,256
Cornerstone Moderately Conservative Fund	$194,421	$87,511	$-
Cornerstone Aggressive Fund	$168,868	$73,818	$-
Precious Metals and Minerals Fund Shares	$1,143,227	$2,079,187	$3,046,302
Precious Metals and Minerals Fund Institutional Shares	$245,274	$294,467	$73,382
Precious Metals and Minerals Fund Adviser Shares	$19,899	$20,746	$16,258
Emerging Markets Fund Shares	$695,383	$871,071	$1,080,462
Emerging Markets Fund Institutional Shares	$656,541	$401,829	$156,971
Emerging Markets Fund Adviser Shares	$7,001	$7,032	$7,382
International Fund Shares	$2,489,247	$2,318,050	$2,507,194
International Fund Institutional Shares	$1,532,585	$898,466	$337,746
International Fund Adviser Shares	$10,729	$9,306	$8,447
World Growth Fund Shares	$1,497,250	$1,095,830	$906,044
World Growth Fund Adviser Shares	$25,776	$10,401	$8,855
Government Securities Fund Shares	$726,637	$929,237	$937,778
Government Securities Fund Adviser Shares	$7,685	$7,943	$7,633
Treasury Money Market Trust	$141,897	$147,450	$160,453
Managed Allocation Fund	$525,932	$310,947	$267,867

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Board has approved the reimbursement of these expenses incurred by the Manager. For the last three fiscal years ended May 31, the Funds reimbursed the Manager for these compliance and legal services, as follows:

Fund	2014	2013	2012
Growth and Tax Strategy Fund	$5,500	$5,382	$4,577
Cornerstone Conservative Fund	$2,334	$1,037	$-
Cornerstone Moderately Conservative Fund	$3,525	$1,821	$-
Cornerstone Moderate Fund	$27,281	$27,191	$22,494
Cornerstone Moderately Aggressive Fund	$64,263	$66,338	$62,747
Cornerstone Aggressive Fund	$3,074	$1,486	$-
Cornerstone Equity Fund	$1,305	$868	$-
Precious Metals and Minerals Fund	$27,907	$52,830	$64,037
Emerging Markets Fund	$30,723	$30,582	$26,988
International Fund	$87,313	$75,847	$61,146
World Growth Fund	$27,700	$22,768	$18,101
Government Securities Fund	$13,386	$19,430	$18,753
Treasury Money Market Trust	$3,906	$4,601	$4,769
Managed Allocation Fund	$26,342	$19,248	$15,936

Codes of Ethics

The Funds’ Manager and the Subadvisers each have adopted an Investment Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board reviews the administration of the Investment Code of Ethics at least annually and receives certifications from the Manager and Subadvisers regarding their Code of Ethics.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Investment Code of Ethics adopted by the Manager and the Funds. The Code of Ethics is designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics requires the portfolio manager and other employees with access to information about the purchase or sale of securities by a Fund to abide by the Code of Ethics requirements before executing permitted personal trades.

Copies of the Codes of Ethics for the Funds’ Manager as well as each Subadviser have been filed with the SEC and are available for public review.

Proxy Voting Policies and Procedures

The Trust’s Board has delegated the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the Fund’s securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS) formerly RiskMetrics Group to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Fund. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS U.S. Proxy Voting Guidelines and ISS International Proxy Voting Guidelines (the ISS Guidelines) as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Funds.

To avoid any improper influence on the Manager’s voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager’s Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS’s recommendations, the Manager may consider information from many sources, including the Funds’ portfolio manager, the Manager’s Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager’s Head of Equity Investments will then review ISS’s recommendations, and if he or she determines that it would be in the Funds’ best interests to vote the shares contrary to ISS’s recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds’ principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds’ principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS’s recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager’s Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager’s Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Funds’ Board of Trustees at the next regularly scheduled meeting of the Board. The Manager’s Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

Copies of the Manager’s proxy voting policies and procedures are available without charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC’s Web site at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge at usaa.com; and (ii) on the SEC’s Web site at http://www.sec.gov.

DISTRIBUTION SERVICES

Multiple Class Information

The Precious Metals and Minerals, Emerging Markets, International, World Growth, and Government Securities Funds are comprised of multiple classes of shares. Each class has a common investment objective and investment portfolio. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fee rate schedules or other expenses related to the management of the Fund's assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

Service, Distribution, and Administrative Fees

The 1940 Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares described in this SAI are subject to a 12b-1 plan. Under the plan, the Adviser Shares pay annual fees of 0.25% of the Fund’s average net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of a Fund, the Adviser Shares may continue to make payments under the plan even if the Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the Advisers Shares and may cost you more than paying other types of sales charges.

Additional Payments to Financial Intermediaries

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Funds that would otherwise be performed by the Funds’ transfer agent. In some circumstances, we will pay such service providers a fee for performing those services. Also, we and the Funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the financial intermediaries’ distribution of a Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such financial intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of a Fund.

Distribution and Shareholder Services Plan

The Board has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials. The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

For the fiscal year ended May 31, 2014, the Funds paid distribution services fees for expenditures under the Distribution and Shareholder Services Plan with respect to their Adviser Shares as follows:

Fund	2014
Precious Metals and Minerals Fund Adviser Shares	$33,164
Emerging Markets Fund Adviser Shares	$11,669
International Fund Adviser Shares	$17,881
World Growth Fund Adviser Shares	$42,960
Government Securities Fund Adviser Shares	$12,809

Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of Adviser Shares of a Fund. The level of payments made to the financial intermediaries in any year will vary and normally will be based on a percentage of sales or assets attributable to that financial intermediary invested in the Adviser Shares class of a Fund. Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

PORTFOLIO MANAGER DISCLOSRE

AMCO

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies (millions)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (millions)	Other Pooled Investment Vehicles	Other Accounts
Cornerstone Conservative Fund
Wasif A. Latif	18/ $10,080	-	-	6/ $4,439	-	-
John P. Toohey	16/ $9,764	-	-	5/ $4,254	-	-
Cornerstone Moderately Conservative Fund
Dan Denbow	6/ $2,357	-	-	3/ $973	-	-
Arnold J. Espe	8/ $3,009	-	-	3/ $1,495	-	-
Wasif A. Latif	18/ $10,112	-	-	6/ $4,439	-	-
John P. Toohey	16/ $9,795	-	-	5/ $4,254	-	-

Cornerstone Moderate Fund
Dan Denbow	6/ $2,340	-	-	2/ $956	-	-
Arnold J. Espe	8/ $2,592	-	-	2/ $988	-	-
Wasif A. Latif	18/ $9,620	-	-	5/ $3,870	-	-
John P. Toohey	16/ $9,304	-	-	4/ $3,685	-	-
Cornerstone Moderately Aggressive Fund
Dan Denbow	6/ $2,311	-	-	2/ $927	-	-
Arnold J. Espe	8/ $2,198	-	-	2/ $594	-	-
Wasif A. Latif	18 /$8,956	-	-	5/ $3,206	-	-
John P. Toohey	16/ $8,640	-	-	4/ $3,021	-	-
Cornerstone Aggressive Fund
Dan Denbow	6/ $2,357	-	-	3/ $973	-	-
Arnold J. Espe	8/ $3,074	-	-	3/ $1,495	-	-
Wasif A. Latif	18/ $10,064	-	-	6/ $4,439	-	-
John P. Toohey	16/ $9,748	-	-	5/ $4,254	-	-
Cornerstone Equity Fund
Wasif A. Latif	18/ $10,123	-	-	6/ $4,439	-	-
John P. Toohey	16/ $9,807	-	-	5/ $4,254	-	-
Growth and Tax Strategy Fund
John C. Bonnell	3/ $3,604	-	-	3/ $3,604	-	-
Diederik Olijslager	6 / $9,388	-	-	6 / $3,604	-	-
Precious Metals and Minerals Fund
Dan Denbow	6/ $1,447	-	-	2/ $63	-	-
Government Securities Fund
Donna J. Baggerly	0/ $0	-	-	0/ $0	-	-
Neal Graves	0/ $0	-	-	0/ $0	-	-
Managed Allocation Fund
Dan Denbow	6 / $1,138	-	-	3 / $973	-	-
Arnold J. Espe	8/ $1,880	-	-	3/ $1,495	-	-
R. Matthew Freund	5/ $14,077	-	-	4/ $13,941	-	-
Wasif A. Latif	18/ $8,970	-	-	6/ $4,439	-	-
John P. Toohey	16/ $8,654	-	-	5/ $4,254	-	-
Treasury Money Market Trust
Anthony M. Era	3/ $5,825	-	-	2/ $576	-	-

Conflicts of Interest: These portfolio managers provide portfolio management services to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. AMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, AMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund also is periodically reviewed by AMCO’s Investment Strategy Committee, and portfolio managers’ have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Board also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, AMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The mutual funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each Fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation: AMCO’s compensation structure includes a base salary, a short-term bonus, holiday bonus, and long-term bonus components. The portfolio managers are officers of AMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation, interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category.

Each Fund, except for the money market funds, has a performance fee component to the advisory fee earned by AMCO. The performance fee adjustment for these Funds is based on the Fund’s relative performance compared to the Fund’s comparative ranking against the appropriate Lipper index as set forth in the Fund’s prospectus. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 55th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe rises over a one- or up to a three-year measurement period.

As of May 31, 2014, the following benchmarks were used to measure the portfolio managers’ performance for the USAA Funds they managed:

Portfolio Managers	Fund	Benchmark(s)
John P. Toohey	Cornerstone Moderate	Large Cap Core Index/ Mixed Asset Target Allocation
	Cornerstone Moderately Aggressive	Large Cap Core Index/Global Flexible Fund Index
	Cornerstone Conservative	Mixed Asset Target Allocation
	Cornerstone Moderately Conservative	Mixed Asset Target Allocation
	Cornerstone Aggressive	Large Cap Core Index
	Cornerstone Equity	Multi Cap Core Index
Managed Allocation

Wasif A. Latif	Cornerstone Moderate	Large Cap Core Index/ Mixed Asset Target Allocation
	Cornerstone Moderately Aggressive	Large Cap Core Index/Global Flexible Fund Index
	Cornerstone Conservative	Mixed Asset Target Allocation
	Cornerstone Moderately Conservative	Mixed Asset Target Allocation
	Cornerstone Aggressive	Large Cap Core Index
	Cornerstone Equity	Multi Cap Core Index
Managed Allocation

Arnold J. Espe	Cornerstone Moderate	Intermediate Investment Grade Debt
	Cornerstone Moderately Aggressive	General U.S. Gov't/Intermediate Investment Grade Debt
	Cornerstone Moderately Conservative	Mixed Asset Target Allocation
	Cornerstone Aggressive	Mixed Asset Target Allocation
Managed Allocation

Dan Denbow	Cornerstone Moderate	Large Cap Core Index
	Cornerstone Moderately Aggressive	Precious Metals Fund Index
	Cornerstone Moderately Conservative	Mixed Asset Target Allocation
	Cornerstone Aggressive	Large Cap Core Index
	Precious Metals and Minerals	Precious Metals Fund Index

John C. Bonnell	Growth and Tax Strategy	General Municipal Debt

Diederik Olijslager	Growth and Tax Strategy	General Municipal Debt

Donna J. Baggerly	Government Securities	Intermediate U.S. Government Funds

Neal Graves	Government Securities	Intermediate U. S. Government Funds

Anthony M. Era	Treasury Money Market	Treasury & Repo

Oversight of the portfolio manager’s compensation is provided by a committee structure and by the governing document – the Variable Pay Plan (VPP). The VPP is administered by the VPP Committee. The VPP Committee includes representatives from management, corporate finance, legal, and human resources. Additional oversight is provided by the ISC, through review of new investments and periodic presentations by portfolio management.

USAA’s philosophical position is to measure performance both on an enterprise and individual basis. As such, portfolio managers, similar to other USAA executives, are also measured against USAA’s enterprise performance.

Subject to USAA Board of Directors’ approval, portfolio managers and all other employees may be provided a holiday bonus equivalent to two weeks’ salary. The Board reviews and determines whether or not to approve the holiday bonus at the November meeting.

Portfolio managers are eligible to receive up to two times of their assigned enterprise target based on the attainment of the corporate performance metrics. Including portfolio managers in the enterprise program reinforces collective accountability for enterprise goals and reinforces focus on the USAA’s mission.

In addition, portfolio managers are eligible to receive bonuses under the enterprise’s Long-Term Bonus Plan (LTBP). The LTBP measures performance over a three-year period. Initial awards (following year one of three-year performance period) can range from 0% to 200% of target based on attainment of the performance metrics, and will be subject to adjustments based on subsequent performance in years two and three of the three-year performance period (downside risk of up to 30% reduction of balances).

Oversight regarding achievement of USAA’s enterprise results is provided by USAA’s Board of Directors.

Portfolio Ownership: As of the fiscal year ended May 31, 2014, the portfolio managers of USAA beneficially owned securities of the Fund in which they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
Arnold J. Espe	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Moderate Fund	None
	Cornerstone Aggressive Fund	None
	Cornerstone Moderately Conservative Fund	None
	Managed Allocation Fund	None

John C. Bonnell	Growth and Tax Strategy Fund	None

R. Matthew Freund	Managed Allocation Fund	None

Dan Denbow	Precious Metals and Minerals Fund	$100,001- $500,000
	Cornerstone Moderate Fund	None
	Cornerstone Moderately Aggressive Fund	$10,001-$50,000
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Aggressive Fund	None
	Managed Allocation Fund	None

John P. Toohey	Cornerstone Moderately Aggressive Fund	$50,001-$100,000
	Cornerstone Moderate Fund	$100,001-$500,000
	Cornerstone Conservative Fund	None
	Cornerstone Aggressive Fund	None
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Equity Fund	None

	Managed Allocation Fund	None

Wasif A. Latif	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Moderate Fund	None
	Cornerstone Conservative Fund	None
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Aggressive Fund	None
	Cornerstone Equity Fund	None
	Managed Allocation Fund	None

Donna J. Baggerly	Government Securities Fund	$1-$10,000

Neal Graves	Government Securities Fund	$10,001-$50,000

Anthony M. Era	Treasury Money Market Trust	None

Diederik Olijslager	Growth and Tax Strategy Fund	None

NTI

The following table sets forth other accounts for which Growth and Tax Strategy Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth and Tax Strategy Fund
Christopher A. Fronk	-	-	5/$1.4 billion	-	-	-
Jacob C. Weaver	-	-	15/$1.6 billion	-	-	-

Material Conflicts of Interest: NTI’s portfolio managers are often responsible for managing one or more Funds and other accounts, including proprietary accounts, separate accounts, and other pooled investment vehicles, like unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a Fund and may also have a performance-based fee. The side-by-side management of the Funds, separate accounts, and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices like cross trading between a Fund and another account raise conflicts of interest issues. NTI has developed policies and procedures that are intended to mitigate those conflicts.

Compensation: Compensation for NTI index portfolio managers is based on the competitive marketplace and consists of a fixed-base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a qualitative and quantitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The annual incentive award is not based on performance of the Funds or the amount of assets held in the Funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Portfolio Ownership: As of May 31, 2014, no portfolio manager of NTI beneficially owned any shares of the USAA Fund they managed.

MFS

The following table sets forth other accounts for which the International and World Growth Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
International Fund
Marcus L. Smith	12 / $11.9 billion	5 / $2.5 billion	34 / $8.6 billion	-	-	1 / $760 million
Daniel Ling	11 / $11.7 billion	3 / $2.1 billion	26 / $6.8 billion	-	-	1 / $760 million

World Growth Fund
David R. Mannheim	5 / $3.8 billion	15 / $25 billion	104 / $46.6 billion	-	-	12 / $4 billion
Roger Morley	5 / $3.8 billion	16 / $25 billion	104 / $46.6 billion	-	-	12 / $4 billion
68

* Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Conflicts of Interest: MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a USAA Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) give rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for a Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of a Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as a Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than a Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Compensation: Portfolio manager compensation is reviewed annually. As of December 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of May, 2014, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Portfolio Manager	Benchmark(s)
World Growth Fund
David Mannheim	MSCI World Index

Roger Morley	MSCI World Index
International Fund

Marcus L. Smith	MSCI EAFE Index

Daniel Ling	MSCI EAFE Index

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan, and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Ownership: As of the fiscal year ended May 31, 2014, no portfolio managers of MFS beneficially owned any securities of the USAA Funds they managed.

Lazard

The following table sets forth other accounts for which the Emerging Markets Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2014.

		Number of Other Accounts Managed			Number of Accounts and Assets for Which
		and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager		Register Investment Companies	Other Pooled Vehicles	Other Accounts	Register Investment Companies	Other Pooled Vehicles	Other Accounts
Emerging Markets Fund
Jai Jacob
	AUM # of Accounts	9 / $2,238.4	2 / $30.9	7 / $1,196.0	-	-	-

Stephen Marra
	AUM # of Accounts	9 / $2,338.4	2 /$30.9	7 / $1,196.0	-	-	-

James Donald
	AUM # of Accounts	9 / $22,366	19 / $,9081.1	165 / $16,430.8	1 / $3,462	-	3 / $1,984.6

Kevin O'Hare
	AUM # of Accounts	6 / $1,499.5	8 / $673.1	14/ $3,557.3	-	-	1 / $2,413.4

Material Conflicts Related to Management of Similar Accounts. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which a Portfolio may invest or that may pursue a strategy similar to one of the
Portfolio's component strategies (collectively, "Similar Accounts"), the Investment Manager has procedures in place that are designed to ensure that all accounts are treated fairly and that the Portfolio is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, each Portfolio, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of the Investment Manager's management of a Portfolio and Similar Accounts, including the following:

1.
Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as the Investment Manager may be perceived as causing accounts it manages to participate in an offering to increase the Investment Manager's overall allocation of securities in that offering, or to increase the Investment Manager's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Manager may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. These potential allocation and trading conflicts are relevant primarily for all portfolio managers of the Portfolios focusing on small capitalization companies, whose shares tend to have more limited and volatile trading than those of companies with larger market capitalizations (Small-Mid Cap and International Small Cap Portfolios).
2.
Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Portfolios, that they are managing on behalf of the Investment Manager. Although the Investment Manager does not track each individual portfolio manager's time dedicated to each account, the Investment Manager periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage a Portfolio. As illustrated in the table below, most of the portfolio managers of the Portfolios manage a significant number of Similar Accounts (10 or more) in addition to the Portfolio(s) managed by them.

3.
Generally, the Investment Manager and/or some or all of a Portfolio's portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the Portfolios.

4.
The portfolio managers noted in footnote (#) to the table below manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and the Investment Manger an incentive to favor such Similar Accounts over the corresponding Portfolios. In addition, certain hedge funds managed by the Investment Manager (but not the Portfolios' portfolio managers) may also be permitted to sell securities short. When the Investment Manager engages in short sales of securities of the type in which a Portfolio invests, the Investment Manager could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, the Investment Manager has procedures in place to address these conflicts.

Compensation for Portfolio Managers. The Investment Manager's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to a Portfolio's strategies. Portfolio managers responsible for managing the Portfolios may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

The Investment Manager compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by the Investment Manager or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce the Investment Manager's investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. The variable bonus for each Portfolio's portfolio management team in respect of its management of the Portfolio is determined by reference to the MSCI Emerging Markets Index. The portfolio manager's bonus also can be influenced by subjective measurement of the manager's ability to help others make investment decisions. A portion of a portfolio manager's variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain Portfolios, in shares that vest in two to three years.

Portfolio Ownership: As of May 31, 2014, no portfolio manager of Lazard beneficially owned any shares of the Emerging Markets Fund.

Victory

The following table sets forth other accounts for which the Emerging Markets Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Emerging Markets Fund	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)
Team: Margaret Lindsey, Joshua Lindland, Tiffany Kuo	1/ $5.5	9 / $92	5 / $469.3	-	-	-

Compensation: Victory’s compensation package for investment professionals includes a combination of base salary, annual cash bonus, revenue sharing, and/or equity. Bonuses are based on investment performance incentives and by the incremental growth in revenue of their respective strategies. In addition, there is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.

Conflicts of Interest: Portfolio managers at Victory typically manage multiple portfolios. Accounts participating in the same strategy are block traded to ensure that no account receives preferential treatment and to ensure consistency. In addition, all qualifying accounts participate in the composite and are, therefore, monitored for deviation via monthly composite reporting.

Aggregate Orders: Victory may combine orders into block trades when more than one account is participating in a trade. This blocking technique must be fair and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) Victory will aggregate transaction orders only if Victory believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of Victory's investment advisory agreements with each client for which trades are being aggregated.

The aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which Victory or their associated persons are partners or participants, or managed employee accounts) is permissible. No proprietary account (accounts/funds that are sponsored or managed by Victory) may be favored over any other participating account and such practice must be consistent with Victory’s Code of Ethics.

Broker Selection: Brokerage commissions generated from client transactions may be used to obtain research and/or brokerage services from broker-dealers. These services assist the portfolio managers in the investment decision making process for Victory clients. Thus, Victory may have an incentive to select a broker that provides research through the use of brokerage, rather than paying for execution only. This could create a conflict of interest. Victory addresses this conflict by seeking best execution and through oversight of the use of specific brokers.

Commission rates paid on client transactions must reflect comparative market rates. In addition, Victory will consider the full range and quality of a broker's services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, financial willingness and ability to commit capital, and responsiveness. The lowest possible commission cost alone does not determine brokerage selection.

Personal Trading: Victory has adopted a code of ethics (“Code”) for all of Victory’s employees describing Victory’s standard of business conduct, and fiduciary duty to clients. The Code is designed to assure that the personal securities transactions, activities and interest of the employees will not interfere with i) making decisions in the best interest of Victory’s clients and (ii) implementing such decisions while, at the same time allowing employees to trade for their own accounts. Subject to satisfying the Code and applicable laws, Victory employees may trade for their own accounts in securities which are purchased for Victory’s clients. Currently, Victory does not allow the purchase of equity securities in personal trading accounts. All Victory employees must pre-clear personal transactions through the compliance department for all reportable securities.

Portfolio Ownership: As of May 31, 2014, no portfolio managers of Victory beneficially owned any shares of the Emerging Markets Fund.

Brandes

The following table sets forth other accounts for which the Emerging Markets Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Emerging Markets Fund*	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)	# of Accts Total Assets (millions)
Doug Edman, CFA	4 / $1,512	6 / $970	513 / $1,717	-	-	-
Chris Garrett, CFA	4 / $1,512	6 / $970	513 / $1,717	-	-	-
Louis Lau	4 / $1,512	6 / $970	513 / $1,717	-	-	-
Greg Rippel, CFA	4 / $1,512	6 / $970	513 / $1,717	-	-	-
Gerardo Zamorano, CFA	4 / $1,512	6 / $970	513 / $1,717	-	-	-

Investment decisions are the responsibility of the Brandes Emerging Markets Investment Committee, which is comprised of a limited number of senior analysts and portfolio management professionals of Brandes. The portfolio managers listed above are the voting members of the Emerging Markets Investment Committee. Each account managed by the Emerging Markets Investment Committee is included in the number of accounts and total assets for the portfolio managers listed (even if such portfolio manager does not have the primary involvement in the day-to-day management of the account.)

Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account managed by Brandes. If one of Brandes’ investment committees identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Investment in the Fund. Members of Brandes’ Emerging Markets Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and rotational trading system procedures, as described above, are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Compensation

The firm’s compensation structure for portfolio managers/analysts is four-fold:

▪	Competitive base salaries
▪	Participation in an annual bonus plan
▪	Participation in profit sharing plan
▪	Eligibility for participation in the firm’s equity through partnership or phantom equity

Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals. Compensation is not based on the performance of a fund or other accounts. There is no difference in methodology of compensation in connection with other accounts.

Performance-Based Fees. For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Adviser is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program.

Portfolio Ownership: As of May 31, 2014, no portfolio managers of Brandes beneficially owned any shares of the Emerging Markets Fund.

QMA

The following table sets forth other accounts for which the Cornerstone Moderately Aggressive Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2014.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Cornerstone Moderately Aggressive Fund
Jabob Pozharny	6 / $1,852,391,905	10 / $1,992,275,568	25 / $7,578,515,030	-	-	9 / $2,158,335,774

John Van Belle	6 / $1,852,391,905	10 / $1,992,275,568	25 / $7,578,515,030	-	-	9 / $2,158,335,774
* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

“QMA Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “QMA Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates. The assets in certain accounts have been estimated due to the availability of information only at the end of calendar quarters.

Nine of these accounts with aggregate assets of $2,158,335,774 are subject to performance-based advisory fees.

Conflicts of Interest: QMA is an indirect, wholly owned subsidiary of Prudential Financial, Inc. and is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers, and broker-dealers. QMA’s portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts, and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients.

Like other investment advisers, QMA is subject to various conflicts of interest in the ordinary course of its business. QMA strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, QMA seeks to address such conflicts through one or more of the following methods:

Elimination of the conflict;

•	Disclosure of the conflict; or

•	Management of the conflict through the adoption of appropriate policies and procedures.

QMA follows Prudential Financial’s policies on business ethics, personal securities trading, and information barriers. QMA has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. QMA cannot guarantee, however, that its policies and procedures will detect and prevent, or assure disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest

Side-by-side management of multiple accounts can create incentives for QMA to favor one account over another. Examples are detailed below, followed by a discussion of how QMA addresses these conflicts.

•	Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations

QMA manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the capital appreciation of a portfolio, and may offer greater upside potential to an investment manager than asset-based fees, depending on how the fees are structured. This side-by-side management can create an incentive for QMA and its investment professionals to favor one account over another. Specifically, QMA has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, QMA takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that QMA subadvises, may differ from fees charged for single client accounts.

•	Long Only/Long-Short Accounts

QMA manages accounts that only allow it to hold securities long as well as accounts that permit short selling. QMA may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that QMA is taking inconsistent positions with respect to a particular security in different client accounts.

•	Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals.

QMA manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of those accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, QMA’s investment professionals may have an interest in funds in those funds if the strategies are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.

•	Affiliated Accounts

QMA manages accounts on behalf of its affiliates as well as unaffiliated accounts. QMA could have an incentive to favor accounts of affiliates over others.

•	Non-Discretionary Accounts or Models

QMA provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. The non-discretionary clients may be disadvantaged if QMA delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.

•	Large Accounts

Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for QMA.

•	Securities of the Same Kind or Class

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. QMA may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in QMA’s management of multiple accounts side-by-side.

How QMA Addresses These Conflicts of Interest

The conflicts of interest described above with respect to different types of side-by-side management could influence QMA’s allocation of investment opportunities as well as its timing, aggregation and allocation of trades. QMA has developed policies and procedures designed to address these conflicts of interest.

In keeping with its fiduciary obligations, QMA’s policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably. QMA’s investment strategies generally require that QMA invest its clients’ assets in securities that are publicly traded. QMA generally does not participate in initial public offerings. These factors significantly reduce the risk that QMA could favor one client over another in the allocation of investment opportunities. QMA’s compliance procedures with respect to these policies include independent monitoring by its compliance unit of the timing, allocation and aggregation of trades and the allocation of investment opportunities. These procedures are designed to detect patterns and anomalies in QMA’s side-by-side management and trading so that QMA may take measures to correct or improve its processes. QMA’s trade management oversight committee, which consists of senior members of its management team, reviews trading patterns on a periodic basis.

QMA rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. QMA may aggregate trades for all portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction, or as soon as possible thereafter, on a pro rata basis equal to each account's appetite for the issue when such appetite can be determined. As mentioned above, QMA’s compliance unit performs periodic monitoring to determine that all portfolios are rebalanced consistently, over time, within all strategies.

With respect to QMA’s management of long-short and long only accounts, the security weightings (positive or negative) in each account are always determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio.

QMA’s review is also intended to identify situations where QMA would seem to have conflicting views of the same security in different portfolios although such views may actually be reasonable due to differing portfolio constraints.

QMA’s Relationships with Affiliates and Related Conflicts of Interest

As an indirect wholly-owned subsidiary of Prudential Financial, QMA is part of a diversified, global financial services organization. It is affiliated with many types of financial service providers, including broker-dealers, insurance companies, commodity pool operators and other investment advisers. Some of its employees are officers of some of these affiliates.

Conflicts Related to QMA’s Affiliations

•	Conflicts Arising Out of Legal Restrictions

QMA may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. These restrictions may apply as a result of QMA’s relationship with Prudential Financial and its other affiliates. For example, QMA’s holdings of a security on behalf of its clients may, under some SEC rules, be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting thresholds for which QMA and Prudential monitor and QMA and Prudential may restrict purchases to avoid crossing such thresholds. In addition, QMA could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for our clients. QMA is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates.

The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.

Conflicts Arising Out of Securities Holdings and Other Financial Interests
•
QMA, Prudential Financial, Inc., the general account of the Prudential Insurance Company of America (PICA) and accounts of other affiliates of QMA (collectively, affiliated accounts) may, at times, have financial interests in, or relationships with, companies whose securities QMA may hold, purchase or sell in our client accounts. This may occur, for example, because affiliated accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as QMA’s client accounts. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by us on behalf of QMA’s client accounts. For instance, QMA may invest client assets in the equity of companies whose debt is held by an affiliate. QMA may also invest in the securities of one or more clients for the accounts of other clients. While these conflicts cannot be eliminated, QMA has implemented policies and procedures, including adherence to PIM’s information barrier policy, that are designed to ensure that investments of clients are managed in their best interests. Certain of QMA’s employees may offer and sell securities of, and units in, commingled funds that QMA manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for QMA’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to QMA. In addition, such sales could result in increased compensation to the employee.

•
A portion of the long-term incentive grant of some of QMA’s investment professionals will increase or decrease based on the annual performance of several of QMA’s advised accounts over a defined time period. Consequently, some of QMA’s portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of its accounts is managed in a manner that is consistent with QMA’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, QMA’s Chief Investment Officer will perform a comparison of trading costs between the advised accounts whose performance is considered in connection with the long-term incentive grant and other accounts, to ensure that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a trade management meeting. Additionally, QMA’s compliance group will review the performance of these accounts to ensure that it is consistent with the performance of other accounts in the same strategy that are not considered in connection with the grant.

Conflicts of Interest in the Voting Process

Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client of QMA. When QMA identifies an actual or potential conflict of interest between QMA and its clients, QMA votes in accordance with the policy of its proxy voting facilitator rather than its own policy. In that manner, QMA seeks to assure the independence and objectivity of the vote.

Compensation: QMA’s investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus, and an annual long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

We routinely review base salaries within the competitive landscape in order to align with industry benchmarks.

An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to QMA’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters. In addition, a person’s qualitative contributions would also be considered in determining compensation.. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA strategies, and (ii) 20% of the value of the grant consists of stock options and/or restricted stock of Prudential Financial, Inc. (QMA’s ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by QMA) or the value of the assets of the Fund (or any other individual account managed by QMA).

The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing QMA’s various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which our strategies are managed, and 2) business results as measured by QMA’s pre-tax income.

Portfolio Ownership: As of May 31, 2014, no portfolio manager of QMA beneficially owned any shares of the USAA Cornerstone Moderately Aggressive Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), form N-MFP (for the Treasury Money Market Trust) and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■ Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■ Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, Inc. and proxy voting agents);

■ As disclosed in this SAI; and

■ As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to the Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, a Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

Each Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. Each Fund may provide portfolio holdings information to the following affiliates, subadvisers, vendors, broker-dealers and service providers: (1) certain affiliated entities with common systems access; (2) subadvisers to series of the Trust; (3) master fund advisers; (4) custodians and tax service providers (e.g., State Street Bank and Trust, State Street Global Markets and Northern Trust); (5) securities lending agents (e.g., Citibank); (6) proxy voting and class action filing agents (ISS); (7) trade analytic consultants (e.g., Elkins McSherry); (8) financial statement service providers (e.g. RR Donnelley); (9) certain mutual fund evaluation service providers (e.g., Lipper, Inc., Morningstar, Factset, Bloomberg); (10) pricing vendors (e.g., S&P, JJ Kenney, Thompson Financial/Reuters, ValueLine, Yield Book and IDC) and (11) platform vendors,

(e.g., Charles River and Sungard (Dataware Solutions) as well as certain other individuals that owe the Trust a duty of trust and confidence including fund counsel, internal audit, independent auditors, identified NRSROs and executing broker dealers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, or their designee(s), who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to Board at each quarterly meeting about (i) any determinations made by the CCO or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com, which reports are filed with the SEC. In addition, each Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, the Treasury Money MarketTrust will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s Manager, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Board, including the Independent Trustees.

GENERAL INFORMATION

Underwriter

The Trust has an agreement with USAA Investment Management Company (IMCO), 9800 Fredericksburg Road, San Antonio, TX 78288, for exclusive underwriting and distribution of the Funds’ shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of the Fund’s securities, and collecting interest on the Fund’s investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily NAV and other recordkeeping functions. In addition, assets of the Cornerstone Conservative, Cornerstone Moderately Conservative, Cornerstone Moderate, Cornerstone Moderately Aggressive, Cornerstone Aggressive, and Cornerstone Equity, Growth and Tax Strategy, Precious Metals and Minerals, Emerging Markets, International, and World Growth Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund (excluding the Cornerstone Conservative and Cornerstone Equity Funds) pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account. The Transfer Agent does not receive any fees for its services rendered to the Cornerstone Conservative and Cornerstone Equity Funds. The fee is subject to change at any time.

For its services under the Transfer Agency Agreement, the Emerging Markets Fund Institutional Shares, International Fund Institutional Shares, Precious Metals and Minerals Fund Institutional Shares, pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average net assets. The Managed Allocation Fund pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to one-twentieth of one percent (0.05%) of the average net assets. In addition to the asset-based fee, the Transfer Agent also is entitled to reimbursement from the Trust for all reasonable out-of-pocket expenses, charges and other disbursements incurred by it in connection with the performance of services under the Transfer Agency Agreement, including but not limited to: (1) the cost of any and all forms, statements, labels, envelopes, checks, tax forms, and other printed materials which is required by the Transfer Agent to perform its duties; (2) delivery charges, including postage incurred in delivering materials to, and receiving them from, the Trust and shareholders; (3) communication charges; (4) maintenance of shareholder records (including charges for retention and imaging); (5) tax reporting systems; (6) counsel fees; and (7) cash and asset management services. Also, the Transfer Agent is authorized to enter into third party service agreements in which the Trust will pay the Transfer Agent the lesser of (i) the amount payable by Transfer Agent to the servicing agent, or (ii) the amount that would have been paid to the Transfer Agent if all the accounts had been maintained by the agent maintained by the Transfer Agent. The fee is subject to change at any time.

The fee paid to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, AMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectuses.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

APPENDIX A – LONG-TERM AND SHORT-TERM DEBT RATINGS

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
B	Obligations rated B are considered speculative and are subject to high risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.
A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.
C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from “AA to CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Ltd. (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.
CC	High default risk. A “CC” rating indicates that default of some kind appears probable.
C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50% - 90%.
D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/
CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D	This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

2. Short-Term Debt Ratings:

Moody’s Municipal

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, high reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligations

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Corporate and Government

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.
Prime-2
Issuers rated Prime-2 have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NP Not Prime. Issues do not fall within any of the Prime rating categories.

S&P Municipal

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

S&P Corporate and Government

A-1
This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.
C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

Fitch

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition that Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition that Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3(middle),
R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

06088-1014

USAA MUTUAL FUNDS TRUST

PART C.                      OTHER INFORMATION

Item 23.                                           Exhibits

a	(i)	USAA Mutual Funds Trust First Amended and Restated Master Trust Agreement dated April 20, 2006 (12)
	(ii)	USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (15)

b		First Amended and Restated By-Laws, dated April 20, 2006 (12)

c		None other than provisions contained in Exhibits (a)(i), (a)(ii), and (b) above

d	(i)	Advisory Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(ii)	Management Agreement for the Extended Market Index Fund dated August 1, 2006 (15)
	(iii)	Advisory Agreement for the Nasdaq-100 Index Fund dated August 1, 2006 (15)
	(iv)	Management Agreement for the S&P 500 Index Fund dated August 1, 2006 (15)
	(v)	Advisory Agreement dated August 1, 2006 with respect to all other funds (15)
	(vi)	Investment Subadvisory Agreement between IMCO and BHMS dated August 1, 2006 (15)
	(vii)	Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006 (15)
	(viii)	Investment Subadvisory Agreement between IMCO and The Boston Company dated August 1, 2006 (15)
	(ix)	Investment Subadvisory Agreement between IMCO and GMO dated August 1, 2006 (15)
	(x)	Investment Subadvisory Agreement between IMCO and Loomis Sayles dated August 1, 2006 (15)
	(xi)	Investment Subadvisory Agreement between IMCO and Marsico dated August 1, 2006 (15)
	(xii)	Investment Subadvisory Agreement between IMCO and MFS dated August 1, 2006 (15)
	(xiii)	Investment Subadvisory Agreement between IMCO and NTI dated August 1, 2006 (15)
	(xiv)	Investment Subadvisory Agreement between IMCO and OFI Institutional dated August 1, 2006 (15)
	(xv)	Investment Subadvisory Agreement between IMCO and Wellington Management dated August 1, 2006 (15)
	(xvi)	Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC dated October 2, 2006 (16)
	(xvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006. (15)
	(xviii)	Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. dated October 2, 2006 (16)
	(xix)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Batterymarch dated October 2, 2006 (16)
	(xx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (18)
	(xxi)	Investment Subadvisory Agreement between IMCO and Quantitative Management Associates dated July 9, 2007 (19)
	(xxii)	Investment Subadvisory Agreement between IMCO and UBS Global Asset Management dated July 9, 2007 (19)
	(xxiii)	Investment Subadvisory Agreement between IMCO and The Renaissance Group, LLC dated December 3, 2007 (22)
	(xxiv)	Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC dated October 1, 2007 (22)
	(xxv)	Letter Agreement to Advisory Agreement adding Global Opportunities Fund (31)

	(xxvi)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (31)
	(xxvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Quantitative Management (31)
	(xxviii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC (31)
	(xxix)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and The Boston Company (31)
	(xxx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC (31)
	(xxxi)	Letter Agreement to Advisory Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(xxxii) (xxxiii)	Letter Agreement to Advisory Agreement adding Managed Allocation Fund (41) Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (40)
	(xxxiv)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Wellington Management (44)
	(xxxv)	Investment Subadvisory Agreement between IMCO and Winslow Capital Management, Inc. (44)
(xxxvi) (xxxvii) (xxxviii)
Letter Agreement to Advisory Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (47)
Investment Subadvisory Agreement between IMCO and QS Investors, LLC (52)
Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (55)

	(xxxvix)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and MFS (55)
	(xl)	Amendement No. 2 to Investment Subadvisory Agreement between IMCO and QMA (57)
(xli) (xlii) (xliii)
Letter Agreement to Advisory Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (62)
Amendment No. 1 to the Investment Advisory Agreement. (61)
Transfer and Assumption Agreement dated December 31, 2011. (61)

	(xliv)	Investment Subadvisory Agreement between AMCO and Granahan Investment Management, Inc. dated July 11, 2012. (62)
	(xlv)	Investment Subadvisory Agreement between AMCO and Cambiar Investors dated July 11, 2012. (62)
	(xlvi)	Investment Subadvisory Agreement between AMCO and Brandes Investment Partners, L.P., dated October 7, 2012. (67)
	(xlvii)	Investment Subadvisory Agreement between AMCO and Lazard Asset Management dated October 16, 2012. (67)
	(xlviii)	Investment Subadvisory Agreement between AMCO and Victory Capital Management Inc. dated August 1, 2013. (74)
	(xlvix)	Letter Agreement to Advisory Agreement adding Flexible Income Fund and Target Retirement 2060 Fund dated July 12, 2013. (71)
	(l)	Amendment No. 2 to Investment Subadvisory Agreement between AMCO and Wellington Management (78)

e	(i)	Amended and Restated Underwriting Agreement dated April 30, 2010 (43)
	(ii)	Letter Agreement to Underwriting Agreement adding Ultra Short-Term Bond Fund and Real Return Fund (51)

	(iii)	Letter Agreement to Underwriting Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (62)
	(iv)	Letter Agreement to Underwriting Agreement adding Flexible Income Fund and Target Retirement 2060 Fund dated July 12, 2013. (71)

f		Not Applicable
g	(i)	Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006. (16)
	(ii)	Custodian Agreement for Extended Market Index Fund. (12)
	(iii)	Custodian Agreement for S&P 500 Index Fund dated July 31, 2006. (17)
	(iv)	Subcustodian Agreement dated March 24, 1994. (2)
	(v)	Fee Schedule dated January 1, 2010. (42)
	(vi)	Letter Agreement to the Amended and Restated Custodian Agreement adding Global Opportunities Fund. (31)
(vii)
Amendment No. 1 to Amended and Restated Custodian Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund. (26)

(viii)
Letter Agreement to the Amended and Restated Custodian Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (62)

	(ix)	Letter Agreement to the Amended and Restated Custodian Agreement adding Managed Allocation Fund. (41)
	(x)	Letter Agreement to the Amended and Restated Custodian Agreement adding Ultra Short-Term Bond Fund and Real Return Fund. (51)
	(xi)	Letter Agreement to the Amended and Restated Custodian Agreement adding Flexible Income Fund and Target Retirement 2060 Fund dated July 12, 2013. (71)

h	(i)	Transfer Agency Agreement dated November 13, 2002. (8)
	(ii)	Amended and Restated Transfer Agency Agreement dated May 1, 2012. (61)
	(iii)	Administration and Servicing Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds. (7)
	(iv)	Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds. (15)
	(v)	Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund. (1)
	(vi)	Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 30, 2013. (76)
	(vii)	Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund, Inc. (15)
	(viii)	Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust (15)
	(ix)	Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. (15)
(x)
Amended and Restated Master-Feeder Participation Agreement Among USAA Mutual Funds Trust, BlackRock Advisors, LLC, USAA Investment Management Company, and BlackRock Distributors, Inc. Dated as of October 1, 2006. (23)

	(xi)	Amended and Restated Subadministration Agreement dated October 1, 2006 (23)
	(xii)	Letter Agreement to the Administration and Servicing Agreement adding Global Opportunities Fund. (31)

(xiii)
Letter Agreement to the Administration and Servicing Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund. (31)

	(xiv)	Letter Agreement to the Administration and Servicing Agreement adding Managed Allocation Fund. (41)
	(xv)	Letter Agreement to the Administration and Servicing Agreement adding Ultra Short-Term Bond Fund and Real Return Fund. (51)
	(xvi)	Amendment to Administration and Servicing Agreement adding Institutional Share Classes dated September 1, 2011. (55)
(xvii)
Letter Agreement to the Administration and Servicing Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund. (62)

	(xviii)	Letter Amendment to the Administration and Servicing Agreement for the Extended Market Index Fund and Nasdaq-100 Index Fund, dated May 1, 2012. (61)
(xix)
Letter Agreement to the Transfer Agency Agreement adding Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund dated June 8, 2012. (62)

(xx)
Letter Agreement to the Transfer Agency Agreement adding Flexible Income Fund, Target Retirement 2060 Fund, Global Managed Volatility Fund Shares, Total Return Strategy Fund Institutional Shares, Ultra Short-Term Bond Fund Institutional Shares dated July 12, 2013. (71)

(xxi)
Letter Amendment to the Administration and Servicing Agreement adding Flexible Income Fund, Flexible Income Fund Adviser Shares, Flexible Income Fund Institutional Shares, Target Retirement 2060 Fund, Global Managed Volatility Fund Shares, Total Return Strategy Fund Institutional Shares, and Ultra Short-Term Bond Fund Institutional Shares dated July 12, 2013. (71)

i	(i)
Opinion and Consent of Counsel with respect to Growth and Tax Strategy Fund, Emerging Markets Fund (Fund Shares, Adviser Shares, and Institutional Shares), International Fund (Fund Shares, Adviser Shares, and Institutional Shares), Precious Metals and Minerals Fund (Fund Shares, Adviser Shares, and Institutional Shares), and World Growth Fund (Fund Shares and Adviser Shares), Government Securities Fund (Fund Shares and Adviser Shares), Managed Allocation Fund, Treasury Money Market Trust and Cornerstone Conservative Fund, Cornerstone Moderate Fund (formerly Balanced Strategy Fund), Cornerstone Moderately Conservative Fund, Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund) , Cornerstone Aggressive Fund, and Cornerstone Equity Fund (filed herewith)

(ii)
Opinion and Consent of Counsel with respect to Aggressive Growth Fund (Fund Shares and  Institutional Shares), Growth Fund (Fund Shares and Institutional Shares), Growth & Income Fund (Fund Shares and Adviser Shares), Income Fund (Fund Shares, Institutional Shares, and Adviser Shares), Income Stock Fund (Fund Shares and Institutional Shares), Short-Term Bond Fund (Fund Shares,  Institutional Shares, and Adviser Shares), Money Market Fund, Science & Technology Fund (Fund Shares and Adviser Shares), First Start Growth Fund, Small Cap Stock Fund (Fund Shares and Institutional Shares), Intermediate-Term Bond Fund (Fund Shares, Institutional Shares, and Adviser Shares), High Income Fund (Fund Shares, Institutional Shares, and Adviser Shares), Capital Growth Fund, and Value Fund (Fund Shares, Institutional Shares, and Adviser Shares) (76)

(iii)
Opinion and Consent of Counsel with respect to Total Return Strategy Fund (Fund Shares and Institutional Shares), Extended Market Index Fund, S&P 500 Index Fund (Member Shares and Reward Shares), Nasdaq-100 Index Fund, Global Managed Volatility Fund (Fund Shares and Institutional Shares), Real Return Fund (Fund Shares and Institutional Shares), Ultra Short-Term Bond Fund (Fund Shares and Institutional Shares), Target Retirement Income Fund, Target

Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Flexible Income Fund (Fund Shares, Institutional Shares, and Adviser Shares) (78)
(iv)
Opinion and Consent of Counsel with respect to Tax Exempt Long-Term Fund (Fund Shares and Adviser Shares), Tax Exempt Intermediate-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Short-Term Fund (Fund Shares and Adviser Shares), Tax Exempt Money Market, California Bond Fund (Fund Shares and Adviser Shares), California Money Market, New York Bond Fund (Fund Shares and Adviser Shares), New York Money Market, Virginia Bond Fund (Fund Shares and Adviser Shares), and Virginia Money Market Funds. (80)

j	(i)
Consent of Independent Registered Public Accounting Firm with respect to Growth and Tax Strategy Fund, Emerging Markets Fund (Fund Shares, Adviser Shares, and Institutional Shares), International Fund (Fund Shares, Adviser Shares, and Institutional Shares), Precious Metals and Minerals Fund (Fund Shares, Adviser Shares, and Institutional Shares), World Growth Fund (Fund Shares and Adviser Shares), Government Securities Fund (Fund Shares and Adviser Shares), Managed Allocation Fund, Treasury Money Market Trust, and Moderately Conservative Fund, Cornerstone Moderate Fund (formerly Balanced Strategy Fund), Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund), Cornerstone Aggressive Fund, Cornerstone Conservative Fund, and Cornerstone Equity Fund. (filed herewith)

(ii)
Consent of Independent Registered Public Accounting Firm with respect to Aggressive Growth Fund (Fund Shares and Institutional Shares), Growth Fund (Fund Shares and Institutional Shares), Growth & Income Fund (Fund Shares and Adviser Shares), Income Fund (Fund Shares, Institutional Shares, and Adviser Shares, Income Stock Fund (Fund Shares and Institutional Shares), Short-Term Bond Fund (Fund Shares,  Institutional Shares, and Adviser Shares), Money Market Fund, Science & Technology Fund (Fund Shares and Adviser Shares), First Start Growth Fund, Small Cap Stock Fund (Fund Shares and Institutional Shares), Intermediate-Term Bond Fund (Fund Shares, Institutional Shares, and Adviser Shares), High Income Fund (Fund Shares, Institutional Shares, and Adviser Shares), Capital Growth Fund, and Value Fund (Fund Shares, Institutional Shares, and Adviser Shares). (76)

(iii)
Consent of Independent Registered Public Accounting Firm with respect to Total Return Strategy Fund (Fund Shares and Institutional Shares), Extended Market Index Fund, S&P 500 Index Fund (Member Shares and Reward Shares), Nasdaq-100 Index Fund, Global Managed Volatility Fund (Fund Shares and Institutional Shares), Real Return Fund (Fund Shares and Institutional Shares, Ultra Short-Term Bond Fund (Fund Shares and Institutional Shares), Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Flexible Income Fund (Fund Shares, Institutional Shares, and Adviser Shares). (78)

(iv)
Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Intermediate-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Short-Term Fund (Fund Shares and  Adviser Shares), Tax Exempt Money Market, California Bond Fund (Fund Shares and Adviser Shares), California Money Market, New York Bond Fund (Fund Shares and Adviser Shares), New York Money Market, Virginia Bond Fund (Fund Shares and Adviser Shares), and Virginia Money Market Funds. (80)

k		Omitted Financial Statements - Not Applicable

l		Subscriptions and Investment Letters
	(i)	Florida Bond Fund and Florida Money Market Fund dated June 25, 1993 (1)
	(ii)	Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund dated May 3, 1994 (1)
	(iii)	Subscription and Investment Letter for Global Opportunities Fund (31)
	(iv)	Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(v)	Subscription and Investment Letter for Managed Allocation Fund (41)
(vi) (vii)
Subscription and Investment Letter for Ultra Short-Term Bond Fund and Real Return Fund (51)
Subscription and Investment Letter for Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund (62)

	(viii)	Subscription and Investment Letter for Flexible Income Fund (Fund Shares, Adviser Shares and Institutional Shares) and Target Retirement 2060 Fund dated July 12, 2013. (71)

m	(i)	12b-1 Plans. (43)
	(ii)	Amended Schedule A Pursuant to 12b-1 Plans. (69)

n		18f-3 Plans
	(i)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (S&P 500 Index Fund). (33)
	(ii)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust. (69)

o		Reserved

p		Code of Ethics
	(i)	USAA Investment Management Company dated October 1, 2013. (76)
	(ii)	Northern Trust Investments dated February 1, 2005. (14)
	(iii)	BlackRock, Inc. dated September 30, 2006. (16)
	(iv)	Batterymarch Financial Management, Inc. dated July 1, 2013. (76)
	(v)	Wellington Management Company, LLP dated August 1, 2013. (76)
	(vii)	Loomis, Sayles & Company, L.P. dated November 27, 2012. (67)
	(viii)	Grantham, Mayo, Van Otterloo & Co., LLC dated March 5, 2012. (62)
	(ix)	Barrow, Hanley, Mewhinney & Strauss, Inc. dated January 3, 2006. (24)
	(x)	The Boston Company Asset Management LLC dated November 2006. (17)
	(xi)	MFS Investment Management dated January 1, 2007. (17)
	(xii)	Credit Suisse Asset Management, LLC dated April 2006. (15)
	(xiii)	Quantitative Management Associates January 9, 2007. (19)
	(xv)	UBS Global Asset Management June 11, 2007. (19)
	(xvi)	Renaissance Investment Management July 2007. (22)
	(xvii)	Epoch Investment Partners, Inc. December 4, 2009. (40)
	(xviii)	QS Investors, LLC dated June 2014. (80)
	(xix)	Winslow Capital Management, Inc. dated April 2014. (80)
	(xx)	Granahan Investment Management, Inc., October 25, 2013. (78)
	(xxi)	Cambiar Investors, LLC April 2014. (80)
	(xxii)	Lazard Asset Management. (66)
	(xxiii)	Victory Capital Management Inc. (66)
	(xxiv)	Brandes Investment Partners, L.P. (66)

q		Powers of Attorney
	(i)	Powers of Attorney for Daniel S. McNamara, Michael Reimherr, Robert L. Mason, Barbara Ostdiek, Paul L. McNamara, and Roberto Galindo, Jr. dated June 13, 2013. (70)
	(ii)	Power of Attorney BlackRock Directors dated February 22, 2013. (68)
	(iii)	Powers of Attorney for Jefferson C. Boyce dated December 4, 2013. (78)
	(iv)	Powers of Attorney BlackRock Director dated April 1, 2014. (78)
	(v)	Powers of Attorney Dawn M. Hawley dated September 23, 2014. (filed herewith)

(1)	Previously filed with Post-Effective Amendment No. 4 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1995).
(2)	Previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).
(3)	Previously filed with Post-Effective Amendment No. 6 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 1997).
(4)	Previously filed with Post-Effective Amendment No. 8 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 1999).
(5)	Previously filed with Post-Effective Amendment No. 9 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2000).
(6)	Previously filed with Post-Effective Amendment No. 10 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 22, 2001).
(7)	Previously filed with Post-Effective Amendment No. 11 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2002).
(8)	Previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).
(9)	Previously filed with Post-Effective Amendment No. 13 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2004).
(10)	Previously filed with Post-Effective Amendment No. 15 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2005).
(11)	Previously filed with Post-Effective Amendment No. 16 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2005).
(12)	Previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).
(13)	Previously filed with Post-Effective Amendment No. 19 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2006).
(14)	Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2006).
(15)	Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).
(16)	Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).
(17)	Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2007).
(18)	Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2007).
(19)	Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2007).

(20)	Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2007).
(21)	Previously filed with Post-effective Amendment No. 28 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2007).
(22)	Previously filed with Post-effective Amendment No. 29 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2007).
(23)	Previously filed with Post-effective Amendment No. 30 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 29, 2008).
(24)	Previously filed with Post-effective Amendment No. 31 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 28, 2008).
(25)	Previously filed with Post-effective Amendment No. 32 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(26)	Previously filed with Post-effective Amendment No. 33 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(27)	Previously filed with Post-effective Amendment No. 34 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 30, 2008).
(28)	Previously filed with Post-effective Amendment No. 35 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2008).
(29)	Previously filed with Post-effective Amendment No. 37 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(30)	Previously filed with Post-effective Amendment No. 38 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(31)	Previously filed with Post-effective Amendment No. 40 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2008).
(32)	Previously filed with Post-effective Amendment No. 41 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2008).
(33)	Previously filed with Post-effective Amendment No. 42 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2009).
(34)	Previously filed with Post-effective Amendment No. 44 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2009).
(35)	Previously filed with Post-effective Amendment No. 45 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2009).
(36)	Previously filed with Post-effective Amendment No. 46 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2009).
(37)	Previously filed with Post-effective Amendment No. 47 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2009).
(38)	Previously filed with Post-effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).
(39)	Previously filed with Post-effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).
(40)	Previously filed with Post-effective Amendment No. 50 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on January 29, 2010).
(41)	Previously filed with Post-effective Amendment No. 51 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 26, 2010).
(42)	Previously filed with Post-effective Amendment No. 52 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 30, 2010).

(43)	Previously filed with Post-effective Amendment No. 53 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2010).
(44)	Previously filed with Post-effective Amendment No. 54 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2010).
(45)	Previously filed with Post-effective Amendment No. 55 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2010).
(46)	Previously filed with Post-effective Amendment No. 56 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2010).
(47)	Previously filed with Post-effective Amendment No. 57 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on August 2, 2010).
(48)	Previously filed with Post-effective Amendment No. 58 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 27, 2010).
(49)	Previously filed with Post-effective Amendment No. 59 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2010).
(50)	Previously filed with Post-effective Amendment No. 60 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on October 15, 2010).
(51)	Previously filed with Post-effective Amendment No. 61 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 24, 2010).
(52)	Previously filed with Post-effective Amendment No. 62 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 28, 2011).
(53)	Previously filed with Post-effective Amendment No. 63 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2011).
(54)	Previously filed with Post-effective Amendment No. 65 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2011).
(55)	Previously filed with Post-effective Amendment No. 67 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 27, 2011).
(56)	Previously filed with Post-effective Amendment No. 68 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2011).
(57)	Previously filed with Post-effective Amendment No. 70 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2011).
(58)	Previously filed with Post-effective Amendment No. 72 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2012).
(59)	Previously filed with Post-effective Amendment No. 73 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 20, 2012).
(60)	Previously filed with Post-effective Amendment No. 74 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 27, 2012).
(61)	Previously filed with Post-effective Amendment No. 76 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 7, 2012).
(62)	Previously filed with Post-effective Amendment No. 78 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 27, 2012).
(63)	Previously filed with Post-effective Amendment No. 79 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2012).
(64)	Previously filed with Post-effective Amendment No. 81 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 25, 2012).
(65)	Previously filed with Post-effective Amendment No. 82 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2012).
(66)           Previously filed with Post-effective Amendment No. 84 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2012).

(67)	Previously filed with Post-effective Amendment No. 86 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2013).
(68)	Previously filed with Post-effective Amendment No. 87 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2013).
(69)	Previously filed with Post-effective Amendment No. 88 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May10, 2013).
(70)	Previously filed with Post-effective Amendment No. 90 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 10, 2013).
(71)	Previously filed with Post-effective Amendment No. 91 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2013).
(72)	Previously filed with Post-effective Amendment No. 92 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2013).
(74)	Previously filed with Post-effective Amendment No. 95 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 27, 2013).
(75)	Previously filed with Post-effective Amendment No. 96 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on October 21, 2013).
(76)	Previously filed with Post-effective Amendment No. 97 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 27, 2013).
(77)	Previously filed with Post-effective Amendment No. 98 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on December 19, 2013).
(78)	Previously filed with Post-effective Amendment No. 99 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 30, 2014).
(79)	Previously filed with Post-effective Amendment No. 100 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 21, 2014).
(80)	Previously filed with Post-effective Amendment No. 101 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2014).
(81)	Previously filed with Post-effective Amendment No. 102 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on August 18, 2014).

Item 24.                 Persons Controlled by or Under Common Control with the Fund

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information.

Item 25.                 Indemnification

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)
The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

(b)
Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion.  Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent  jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.                 Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the Statement of Additional Information captioned “Trustees and Officers of the Trust.”

With respect to certain funds of the Registrant, AMCO currently engages the following subadvisers:

(a)
Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Aggressive Growth, Science & Technology Fund, and Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.

(b)
Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)
Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a subadviser to the Growth & Income Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS’ current Form ADV as amended and filed with the SEC.

(d)
QS Batterymarch Financial Management, Inc. (QS Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Capital Growth Fund. The information required by this Item 26 with respect to each director and officer of QS Batterymarch is incorporated herein by reference to QS Batterymarch’s current Form ADV as amended and filed with the SEC.

(e)
Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.

(f)
MFS Investment Management (MFS), located at 111 Huntington, Boston, Massachusetts 02199, serves as a subadviser to the International Fund and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(g)
QS Investors, LLC, 880 Third Avenue, New York, New York 10022, serves as subadvisor to the Global Managed Volatility Fund. The information required by this Item 26 with respect to each director and officer of QS Investors is incorporated herein by reference to QS Investors’ current Form ADV as amended and filed with the SEC.

(h)
Quantitative Management Associates LLC (QMA), located at 466 Lexington Avenue, New York, New York 10017, serves as subadvisor to the First Start Growth Fund, Global Managed Volatility Fund, and Cornerstone Moderately Aggressive Fund. The information required by this Item 26 with respect to each director and officer of QMA is incorporated herein by reference to QMA’s current Form ADV as amended and filed with the SEC.

(i)
The Renaissance Group, LLC (Renaissance), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.

(j)
Epoch Investment Partners, Inc. located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of Epoch is incorporated herein by reference to Epoch’s current Form ADV as amended and filed with the SEC.

(k)
Winslow Capital Management, LLC, located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as a subadviser to the Aggressive Growth Fund. The information required by this Item 26 with respect to each director and officer of Winslow is incorporated herein by reference to Winslow’s current Form ADV as amended and filed with the SEC.

(l)
Granahan Investment Management, Inc., located at 275 Wyman St. Suite 270, Waltham MA 02451, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Granahan is incorporated herein by reference to Granahan’s current Form ADV as amended and filed with the SEC.

(m)
Cambiar Investors, LLC, located at 2401 East Second Avenue, Denver, CO 80206, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Cambiar is incorporated herein by reference to Cambiar’s current Form ADV as amended and filed with the SEC.

(n)
Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10112-6300, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Lazard is incorporated herein by reference to Lazard’s current Form ADV as amended and filed with the SEC.

(o)
Victory Capital Management, Inc., located at 4900 Tiederman Road, Cleveland, Ohio 44144, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Victory is incorporated herein by reference to Victory’s current Form ADV as amended and filed with the SEC.

(p)
Brandes Investment Partners, L.P., located at 11988 El Camino Real, San Diego, California 92130, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Brandes is incorporated herein by reference to Brandes’ current Form ADV as amended and filed with the SEC.

Item 27. Principal Underwriters

(a)	USAA Investment Management Company acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services.

(b)	Following is information concerning directors and executive officers of USAA Investment Management Company.

Name and Principal                                                                                                                                                                                                                Position and Offices                                                                                                                                              Position and Offices
   Business Address                                                                                                                                                                                                                   with Underwriter                                                                                                                                                         with Fund

Daniel S. McNamara 9800 Fredericksburg Road San Antonio, TX 78288	Chairman of the Board of Directors	President, Trustee and Vice Chairman of the Board of Trustees
Carl C. Liebert III 9800 Fredericksburg Road San Antonio, TX 78288	Director	None
Brooks Englehardt 9800 Fredericksburg Road San Antonio, TX 78288	President and Director	None
Bernard P. Williams 9800 Fredericksburg Road San Antonio, TX 78288	Vice President, Chief Investment Officer	None
James G. Whetzel 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President, Secretary and Counsel	Secretary
Daniel J. Mavico 9800 Fredericksburg Road San Antonio, TX 78288	Executive Director, Assistant Secretary	Assistant Secretary
Brody Merrill 9800 Fredericksburg Road San Antonio, TX 78288	Senior Financial Officer, Treasurer	None
David H. Smith 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President, Broker Dealer Compliance & Chief Compliance Officer	None

Joshua Anderson 9800 Fredericksburg Road San Antonio, TX 78288	Executive Director, Investment Adviser Compliance & Chief Compliance Officer	None
(c)	Not Applicable

Item 28.                Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Asset Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Northern Trust Investments, N.A. 50 S. LaSalle Street Chicago, Illinois 60603
USAA Investment Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Chase Manhattan Bank 4 Chase MetroTech Center 18th Floor Brooklyn, New York 11245
USAA Shareholder Account Services 9800 Fredericksburg Road San Antonio, Texas 78288	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund, Science & Technology Fund, and Small Cap Stock Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Growth & Income Fund and Value Fund)

QS Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Capital Growth Fund )

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund)

MFS Investment Management
111 Huntington Avenue
Boston, Massachusetts 02199
(records relating to its functions as a subadviser with respect to the International Fund and World Growth Fund)

QS Investors, LLC
880 Third Avenue
New York, New York 10022
(records relating to its functions as a subadviser with respect to the Global Managed Volatility Fund)

Quantitative Management Associates LLC
466 Lexington Avenue
New York, New York 10017
(records relating to its functions as a subadviser with respect to the First Start Growth Fund, Global Managed Volatility Fund, and Cornerstone Moderately Aggressive Fund)

The Renaissance Group, LLC
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, Minnesota 55402
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund)

Granahan Investment Management, Inc.
275 Wyman St. Suite 270
Waltham, MA 02451
(records relating to its functions as a subadviser with respect to the Small Cap Stock Fund)

Cambiar Investors, LLC
2401 East Second Avenue
Denver, CO 80206
(records relating to its functions as a subadviser with respect to the Small Cap Stock Fund)

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112-6300
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)

Victory Capital Management, Inc.
4900 Tiedeman Road
Cleveland, OH 44144
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)

Brandes Investment Partners, L.P.
11988 El Camino Real
San Diego, CA 92130
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)

Item 29.                Management Services

Not Applicable.

Item 30.                Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 26th day of September, 2014.

                                                                                                                                                                    USAA MUTUAL FUNDS TRUST

                                                                                                                                                                                                                                                                                                     /S/ DANIEL S. MCNAMARA

                                                                                                                                                                     Daniel S. McNamara
                                                                          President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
/S/ ROBERT L. MASON Robert L. Mason	Chairman of the Board of Trustees	September 26, 2014
/S/ DANIEL S. MCNAMARA Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)	September 26, 2014
/S/ ROBERTO GALINDO, JR. Roberto Galindo, Jr. /S/ JEFFERSON C. BOYCE	Treasurer (Principal Financial and Accounting Officer)	September 26, 2014
Jefferson C. Boyce	Trustee	September 26, 2014
/S/ DAWN M. HAWLEY Dawn M. Hawley	Trustee	September 26, 2014
/S/ PAUL L. MCNAMARA Paul L. McNamara	Trustee	September 26, 2014
/S/ BARBARA B. OSTDIEK Barbara B. Ostdiek /S/ MICHAEL F. REIMHERR	Trustee	September 26, 2014
Michael F. Reimherr	Trustee	September 26, 2014

EXHIBIT INDEX

Exhibit                                                                                                                                                                                                                                              Item                                                                                                                                                                      Page No.

i (iv)
Opinion and Consent of Counsel with respect to Growth and Tax Strategy Fund,
Emerging Markets Fund (Fund Shares, Adviser Shares, and Institutional Shares),
International Fund (Fund Shares, Adviser Shares, and Institutional Shares),
Precious Metals and Minerals Fund (Fund Shares, Adviser Shares, and
Institutional Shares), and World Growth Fund (Fund Shares and Adviser Shares),
Government Securities Fund (Fund Shares and Adviser Shares), Managed
Allocation Fund, Treasury Money Market Trust and Cornerstone Conservative
Fund, Cornerstone Moderate Fund (formerly Balanced Strategy Fund),
Cornerstone Moderately Conservative Fund, Cornerstone Moderately
Aggressive Fund (formerly Cornerstone Strategy Fund) , Cornerstone
Aggressive Fund, and Cornerstone Equity Fund

556
j (iv)
Consent of Independent Registered Public Accounting Firm with respect to
Growth and Tax Strategy Fund, Emerging Markets Fund (Fund Shares,
Adviser Shares, and Institutional Shares), International Fund (Fund Shares,
Adviser Shares, and Institutional Shares), Precious Metals and Minerals Fund
(Fund Shares, Adviser Shares, and Institutional Shares), and World Growth
Fund (Fund Shares and Adviser Shares), Government Securities Fund (Fund
Shares and Adviser Shares), Managed Allocation Fund, Treasury Money
Market Trust and Cornerstone Conservative Fund, Cornerstone Moderate
Fund (formerly Balanced Strategy Fund), Cornerstone Moderately Conservative
Fund, Cornerstone Moderately Aggressive Fund (formerly Cornerstone
Strategy Fund) , Cornerstone Aggressive Fund, and Cornerstone Equity Fund

560
q (v)	Powers of Attorney Dawn M. Hawley dated September 23, 2014.	562